Quarterly Holdings Report
for
Fidelity® SAI Total Bond Fund
November 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STB-NPRT1-0126
1.9887630.107
Asset-Backed Securities - 8.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2074% 7/20/2037 (b)(c)(d)	13,747,664	13,789,773
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)	4,241,000	4,254,181
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/19/2037 (b)(c)(d)	23,693,000	23,749,058
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2044% 7/18/2038 (b)(c)(d)	13,825,000	13,860,641
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (b)(c)(d)	14,158,000	14,158,000
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)	15,994,000	16,035,297
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.2345% 1/15/2038 (b)(c)(d)	13,131,000	13,171,102
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.5844% 7/20/2037 (b)(c)(d)	364,000	365,345
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.1344% 7/20/2037 (b)(c)(d)	250,000	252,807
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (b)(c)(d)	175,000	175,723
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.2244% 10/20/2037 (b)(c)(d)	12,846,000	12,890,267
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.3944% 7/20/2037 (b)(c)(d)	10,479,000	10,517,196
TOTAL BAILIWICK OF JERSEY		123,219,390
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	2,110,896	2,138,413
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	3,815,153	3,855,877
TOTAL CANADA		5,994,290
GRAND CAYMAN (UK OVERSEAS TER) - 4.8%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.2216% 7/17/2037 (b)(c)(d)	12,215,000	12,253,380
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 5.1375% 10/20/2038 (b)(c)(d)	19,226,000	19,203,852
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.3936% 4/16/2037 (b)(c)(d)	15,363,000	15,409,473
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.2244% 7/20/2038 (b)(c)(d)	9,447,000	9,470,769
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.31% 7/21/2037 (b)(c)(d)	18,441,000	18,473,456
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.3144% 7/20/2038 (b)(c)(d)	159,000	162,644
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.2145% 7/15/2038 (b)(c)(d)	15,100,000	15,113,031
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.1496% 4/25/2034 (b)(c)(d)	15,787,000	15,801,335
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1074% 10/22/2037 (b)(c)(d)	100,000	99,313
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.2745% 10/15/2037 (b)(c)(d)	8,652,000	8,683,372
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.1445% 4/15/2038 (b)(c)(d)	12,057,000	12,074,615
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.2362% 4/15/2034 (b)(c)(d)	27,261,000	27,283,708
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 5.1716% 7/17/2038 (b)(c)(d)	18,547,000	18,592,959
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.1645% 1/15/2038 (b)(c)(d)	8,291,000	8,297,334
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (b)(c)(d)	300,000	305,038
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 5.6344% 1/20/2037 (b)(c)(d)	19,096,000	19,130,984
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.2544% 10/20/2037 (b)(c)(d)	14,512,000	14,566,899
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.1396% 4/25/2034 (b)(c)(d)	14,004,000	14,025,300
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.9045% 3/30/2038 (b)(c)(d)	125,000	124,560
Bbam US Clo III Ltd Series 2025-3A Class DR, 9.1416% 10/15/2038 (c)(d)	100,000	98,294
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.1545% 7/15/2039 (b)(c)(d)	250,000	252,852
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	12,147,000	12,121,479
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 1.22% 1/15/2039 (b)(c)(d)(g)	12,121,000	12,121,000
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 5.1875% 10/20/2038 (b)(c)(d)	12,943,000	12,965,896
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.2962% 1/15/2035 (b)(c)(d)	10,268,000	10,282,375
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.6074% 4/22/2038 (b)(c)(d)	300,000	300,948
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.6344% 10/20/2037 (b)(c)(d)	100,000	100,439
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.8119% 3/31/2038 (b)(c)(d)	265,000	263,980
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (b)(c)(d)	250,000	255,307
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(d)	9,291,000	9,301,248
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.268% 7/25/2037 (b)(c)(d)	16,076,000	16,122,042
Carlyle US CLO Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 6.85%, 10.708% 4/25/2037 (b)(c)(d)	250,000	252,472
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (b)(c)(d)	150,000	151,008
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 0% 1/20/2039 (b)(c)(d)(g)	13,715,000	13,715,000
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.2344% 10/20/2037 (b)(c)(d)	150,000	152,528
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.058% 1/25/2038 (b)(c)(d)	10,975,000	10,974,605
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2038 (b)(c)(d)	11,696,000	11,725,427
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 4/20/2035 (b)(c)(d)	16,187,000	16,173,273
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/20/2037 (b)(c)(d)	10,997,000	11,018,785
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.12% 7/21/2038 (b)(c)(d)	250,000	256,918
Cifc Fdg Ltd / Cifc Fdg LLC Series 2025-5A Class CR, CME Term SOFR 3 month Index + 1.8%, 5.7045% 1/15/2038 (b)(c)(d)	250,000	249,818
Cifc Funding 2021-Iii Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 5.1345% 10/15/2038 (b)(c)(d)	22,431,000	22,393,136
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (b)(c)(d)	8,201,000	8,211,505
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (b)(c)(d)	200,000	199,845
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.3593% 10/15/2038 (b)(c)(d)	12,247,000	12,269,767
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.8844% 4/18/2035 (b)(c)(d)	13,651,000	13,655,245
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (b)(c)(d)(e)(f)	209,686	0
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.4545% 10/15/2036 (b)(c)(d)	285,000	286,844
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.9844% 7/20/2037 (b)(c)(d)	250,000	253,253
Diameter Cap Ltd / LLC Series 2025-5A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.67% 1/15/2039 (b)(c)(d)	255,000	254,992
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.1844% 4/20/2035 (b)(c)(d)	9,084,000	9,089,995
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.4144% 4/18/2037 (b)(c)(d)	13,262,000	13,298,272
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 7/15/2037 (b)(c)(d)	15,917,000	15,957,795
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.2945% 10/15/2037 (b)(c)(d)	14,518,000	14,541,780
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 10/15/2037 (b)(c)(d)	15,072,000	15,095,422
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.0645% 4/15/2038 (b)(c)(d)	12,030,000	12,010,873
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.0045% 4/15/2038 (b)(c)(d)	150,000	149,887
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.129% 11/20/2038 (b)(c)(d)	23,424,000	23,438,125
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	12,140,000	12,174,975
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/19/2037 (b)(c)(d)	14,290,000	14,337,400
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (b)(c)(d)	400,000	402,946
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	1,595,552	1,563,583
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.4545% 4/15/2037 (b)(c)(d)	12,096,000	12,117,870
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(d)	8,699,000	8,694,294
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.4574% 1/22/2037 (b)(c)(d)	6,847,000	6,853,847
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.2861% 4/19/2034 (b)(c)(d)	16,420,000	16,430,903
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.368% 4/25/2037 (b)(c)(d)	15,620,000	15,640,697
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(d)	8,675,000	8,679,580
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.178% 7/25/2038 (b)(c)(d)	12,120,000	12,151,027
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (b)(c)(d)	15,155,000	15,183,643
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(d)	8,410,000	8,409,655
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.148% 1/25/2038 (b)(c)(d)	7,590,000	7,601,332
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.1661% 4/20/2034 (b)(c)(d)	11,245,000	11,249,442
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.2496% 1/25/2035 (b)(c)(d)	10,754,000	10,764,625
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2545% 7/15/2037 (b)(c)(d)	14,497,000	14,527,864
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.9045% 7/15/2037 (b)(c)(d)	200,000	200,903
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.008% 1/25/2038 (b)(c)(d)	11,119,000	11,109,949
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.1445% 1/15/2038 (b)(c)(d)	15,208,000	15,217,581
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 7/20/2036 (b)(c)(d)	200,000	197,236
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 10/20/2037 (b)(c)(d)	250,000	252,008
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.0745% 4/15/2038 (b)(c)(d)	14,355,000	14,317,691
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.2844% 7/18/2038 (b)(c)(d)	12,152,000	12,185,479
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 7.5%, 11.3844% 4/20/2038 (b)(c)(d)	346,000	350,899
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2037 (b)(c)(d)	20,095,000	20,124,258
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 0% 1/21/2038 (b)(c)(d)(g)	10,956,000	10,956,000
Ocp Aegis Clo Ltd Series 2025-47A Class D1A, CME Term SOFR 3 month Index + 2.6%, 0% 1/21/2038 (b)(c)(d)(g)	250,000	249,827
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.4344% 7/20/2037 (b)(c)(d)	400,000	401,306
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	12,973,000	12,987,504
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 0% 10/15/2038 (b)(c)(d)(g)	8,515,000	8,517,291
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.1474% 1/22/2038 (b)(c)(d)	13,866,000	13,891,680
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.1144% 4/20/2038 (b)(c)(d)	7,918,000	7,921,413
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.2144% 10/20/2037 (b)(c)(d)	10,862,000	10,877,413
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/20/2037 (b)(c)(d)	17,577,000	17,631,120
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.5344% 4/20/2037 (b)(c)(d)	932,000	933,557
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 8.6344% 4/20/2037 (b)(c)(d)	250,000	252,198
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (b)(c)(d)	10,810,000	10,777,581
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 1/18/2038 (b)(c)(d)	4,722,000	4,730,009
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.4844% 10/20/2037 (b)(c)(d)	177,000	178,607
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (b)(c)(d)	200,000	201,898
Palmer Square Clo Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 5.0937% 10/20/2038 (b)(c)(d)	13,365,000	13,371,549
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.5844% 7/20/2037 (b)(c)(d)	500,000	506,482
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	12,221,000	12,219,167
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.7877% 7/15/2033 (b)(c)(d)	250,000	248,608
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(d)	5,429,346	5,431,084
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (b)(c)(d)	500,000	496,589
Palmer Square Loan Funding Ltd Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.265% 8/8/2032 (b)(c)(d)	505,000	501,805
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.6518% 2/15/2033 (b)(c)(d)	11,828,213	11,793,911
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 10/20/2038 (b)(c)(d)	12,426,000	12,448,205
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.6844% 4/20/2038 (b)(c)(d)	200,000	199,570
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	6,315,691	6,189,503
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.9045% 10/15/2039 (b)(c)(d)	150,000	151,275
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2545% 10/15/2039 (b)(c)(d)	6,032,000	6,049,843
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.2445% 1/15/2037 (b)(c)(d)	17,526,000	17,547,136
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.1616% 7/17/2038 (b)(c)(d)	7,970,000	7,989,909
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1316% 10/17/2038 (b)(c)(d)	12,284,000	12,300,178
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2016% 7/17/2038 (b)(c)(d)	9,996,000	10,020,600
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (b)(c)(d)	10,786,000	10,813,752
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.2261% 4/20/2033 (b)(c)(d)	15,808,978	15,812,409
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 8.6622% (b)(c)(d)(e)(f)	535,340	0
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (c)(d)	2,887,434	2,888,878
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	6,176,243	6,059,287
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.7558% 4/6/2042 (b)(c)(d)	934,000	736,333
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 5.6844% 1/20/2037 (b)(c)(d)	14,644,000	14,671,384
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (b)(c)(d)	10,244,000	10,275,511
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(d)	4,156,000	4,165,226
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,063,169,737
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	4,082,576	4,169,545
MULTI-NATIONAL - 0.2%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.0644% 4/20/2038 (b)(c)(d)	11,745,000	11,701,038
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.358% 7/27/2037 (b)(c)(d)	13,598,000	13,648,667
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 1/20/2038 (b)(c)(d)	8,071,000	8,070,661
TOTAL MULTI-NATIONAL		33,420,366
UNITED STATES - 2.7%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	8,704,502	8,957,378
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	7,902,626	8,132,205
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	6,979,895	7,118,704
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	704,681	702,567
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	412,386	407,025
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	5,546,025	5,330,829
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	15,275,961	14,478,662
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (d)	23,314,322	23,804,265
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	3,100,000	3,107,642
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (d)	800,000	802,243
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (d)	5,900,000	5,931,048
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	9,617,565	9,860,881
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	1,027,595	1,017,205
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	216,004	208,166
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (d)	3,560,000	3,569,426
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (d)	1,120,000	1,138,672
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (d)	2,855,810	2,885,728
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	11,191,654	10,609,234
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(h)	2,700,334	2,701,171
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (d)	3,000,000	3,021,949
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	1,600,000	1,613,648
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	7,337,755	7,356,072
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	3,700,000	3,706,064
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	1,347,548	1,334,074
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	3,853,893	3,769,369
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	4,356,038	4,138,428
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	303,512	301,444
CNSL Series 2025-4A Class C, 8.098% 12/20/2055 (d)	2,500,000	2,525,161
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (d)	1,526,000	1,597,662
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	9,851,378	9,743,346
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	4,766,400	4,661,680
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (d)	10,235,000	10,308,007
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (d)	8,300,000	8,358,076
Digitalbridge Issuer LLC / Digitalbridge Co-Issuer LLC Series 2021-1A Class A2, 3.933% 9/25/2051 (d)	557,000	548,645
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	2,815,663	2,845,425
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	2,243,558	2,253,478
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.4145% 7/15/2037 (b)(c)(d)	12,756,000	12,781,856
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (d)	1,016,786	1,018,632
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	2,133,214	2,142,080
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	1,224,099	1,227,384
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	1,575,000	1,588,346
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	1,360,000	1,368,618
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	11,100,000	11,138,852
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (d)	29,010,000	29,342,684
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	16,392,778	16,723,507
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	9,570,000	9,704,910
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.038% 1/25/2038 (b)(c)(d)	11,583,000	11,571,313
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (d)	487,233	472,592
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (d)	2,236,584	2,189,405
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (d)	319,864	296,765
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	3,268,226	3,253,432
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (d)	7,100,000	7,138,052
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	10,029,213	10,250,831
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (d)	7,685,738	7,846,272
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	4,433,761	4,440,052
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	2,599,674	2,612,590
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	5,841,444	5,879,886
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (d)	260,000	263,976
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (d)	18,911,283	18,807,339
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.6344% 1/20/2038 (b)(c)(d)	150,000	152,138
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 5.1016% 10/17/2038 (b)(c)(d)	12,210,000	12,222,161
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (d)	6,775,000	6,816,150
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	2,156,937	2,209,926
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	9,220,478	8,848,588
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	10,184,610	10,023,825
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	9,100,915	8,531,367
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	3,455,026	3,479,003
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.6585% 7/25/2054 (b)(c)(d)	4,314,016	4,317,812
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (d)	800,000	802,648
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (d)	797,000	804,165
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (d)	870,000	872,242
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (c)(d)	3,016,958	2,987,119
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (d)	5,127,269	5,146,756
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (d)	724,000	733,424
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	4,100,000	4,120,389
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	6,046,808	5,863,490
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	564,251	550,464
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	4,985,000	4,965,851
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	3,812,000	3,657,571
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (c)(d)	747,000	621,923
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (d)	8,215,964	8,460,994
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 month Index + 4.5%, 8.459% 5/17/2039 (b)(c)(d)	767,779	770,211
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	10,867,230	11,258,187
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	23,199,660	23,463,610
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	12,390,840	12,666,624
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	15,020,280	14,970,824
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	19,913,850	19,840,520
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	7,407,180	7,363,378
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (d)	1,205,000	1,234,134
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (d)	17,815,000	17,843,645
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.9288% 9/25/2034 (b)(c)	6,714	7,186
Tricon American Homes Series 2019-SFR1 Class F, 3.745% 3/17/2038 (d)	525,000	522,427
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (d)	168,000	165,980
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (d)	1,081,000	1,074,323
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (d)	1,344,000	1,337,644
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (d)	270,000	275,955
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (d)	5,600,000	5,611,200
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	160,267	160,330
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (d)	1,100,000	1,118,805
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (d)	2,913,000	3,019,687
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (d)	5,350,000	5,371,799
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (d)	2,500,000	2,504,379
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (d)	9,876,781	10,045,111
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (d)	1,806,926	1,817,756
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	7,159,832	7,218,484
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	4,268,615	4,386,312
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	2,716,434	2,730,832
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	3,574,196	3,579,755
TOTAL UNITED STATES		597,452,057
TOTAL ASSET-BACKED SECURITIES (Cost $1,823,178,090)		1,827,425,385

Bank Loan Obligations - 5.1%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 12/13/2029 (b)(c)(i)	1,509,935	1,512,457
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 1/22/2031 (b)(c)(i)	156,772	157,044
		1,669,501
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 9/20/2030 (b)(c)(i)	3,074,977	3,070,364
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 9/22/2032 (b)(c)(i)	2,664,245	2,669,680
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2401% 8/1/2030 (b)(c)(i)	726,658	676,918
		6,416,962
TOTAL CONSUMER DISCRETIONARY		8,086,463

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 7/8/2031 (b)(c)(i)	836,550	543,757
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3428% 9/18/2031 (b)(c)(i)	2,168,613	2,174,338
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5904% 3/15/2030 (b)(c)(i)	1,011,961	1,011,961
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/12/2028 (b)(c)(i)	2,244,199	2,253,176
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 3/21/2031 (b)(c)(i)	876,650	877,745
Information Technology - 0.0%
Software - 0.0%
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 1/31/2030 (b)(c)(i)	2,909,938	2,908,949
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.9054% 5/29/2028 (b)(c)(i)	2,759,184	2,238,416
TOTAL CANADA		20,094,805
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/19/2032 (b)(c)(i)(j)	2,630,000	2,638,758
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5131% 5/23/2030 (b)(c)(i)	1,426,425	1,427,138
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 2/4/2028 (b)(c)(i)	1,466,050	1,463,851

TOTAL FINLAND		2,890,989
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.3603% 5/14/2029 (b)(c)(i)	184,353	183,200
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (b)(c)(i)	11,483,235	11,507,120

TOTAL FRANCE		11,690,320
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9471% 4/30/2030 (b)(c)(i)	1,839,114	1,849,266
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7878% 10/18/2029 (b)(c)(i)	1,159,781	1,165,580
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5724% 1/9/2032 (b)(c)(i)	1,377,368	1,380,894
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(e)(i)	2,068,832	113,786
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.1634% 4/9/2026 (b)(c)(f)(i)	11,885	11,290
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 11.9355% 4/9/2026 (b)(c)(f)(i)	48,561	46,133
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3524% 4/9/2026 (b)(c)(f)(i)(k)	37,045	35,193
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.1634% 4/9/2026 (b)(c)(f)(i)	54,867	52,124

TOTAL INDIA		258,526
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.0015% 6/4/2032 (b)(c)(i)	1,586,025	1,580,744
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9045% 10/31/2027 (b)(c)(i)	99,744	73,311
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2065% 10/1/2032 (b)(c)(i)	1,915,000	1,855,157
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (b)(c)(e)(i)	738,266	14,765
		1,869,922
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc term loan 0% 7/27/2026 (b)(c)(i)(j)	371,013	336,074
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.0185% (b)(c)(e)(i)	1,900,446	868,504
		1,204,578
TOTAL LUXEMBOURG		3,147,811
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 1/17/2032 (b)(c)(i)	8,809,847	8,827,467
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9371% 10/8/2032 (b)(c)(i)	475,000	475,594
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0358% 4/3/2028 (b)(c)(i)	1,658,636	1,652,184
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1615% 4/3/2028 (b)(c)(i)	1,129,983	1,125,394
		2,777,578
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2631% 8/30/2028 (b)(c)(i)	3,675,336	1,745,784
TOTAL NETHERLANDS		13,826,423
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1545% 1/31/2032 (b)(c)(i)	1,155,000	1,132,859
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.4%, 7.31% 11/16/2028 (b)(c)(i)	2,353,496	2,362,745
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.4%, 0% 11/16/2028 (b)(c)(i)(j)	445,454	446,733

TOTAL SWEDEN		2,809,478
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(i)	3,863,487	3,081,131
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.484% 12/2/2031 (b)(c)(i)	5,975,883	5,967,696
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0302% 7/21/2030 (b)(c)(i)	4,742,367	4,733,499
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 7/31/2032 (b)(c)(i)	907,928	902,253
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 10/31/2029 (b)(c)(i)	2,028,168	2,022,246
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.7515% 11/30/2030 (b)(c)(i)	3,574,859	3,559,237
		11,217,235
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 8/30/2032 (b)(c)(i)	1,085,000	1,091,781
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3224% 2/7/2028 (b)(c)(i)	3,950,858	3,963,224
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 1/21/2030 (b)(c)(i)	711,429	711,209
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9598% 10/21/2030 (b)(c)(i)	1,118,950	1,118,950
Construction & Engineering - 0.0%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2098% 3/15/2032 (b)(c)(i)	3,087,263	3,087,263
TOTAL INDUSTRIALS		4,206,213

TOTAL UNITED KINGDOM		27,157,358
UNITED STATES - 4.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.3531% 3/25/2026 (b)(c)(i)	4,130,045	2,742,350
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% (b)(c)(e)(i)	3,302,497	37,152
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.2649% 3/25/2026 (b)(c)(f)(i)	195,764	205,553
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.1552% 3/25/2026 (b)(c)(i)	1,888,390	1,976,521
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.7631% 3/25/2026 (b)(c)(f)(i)	109,521	109,521
Connect Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.7098% 10/3/2031 (b)(c)(i)	323,582	211,467
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1699% 4/3/2031 (b)(c)(i)	2,695,000	2,382,003
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.459% 7/1/2031 (b)(c)(i)	3,241,546	3,236,489
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 3/29/2032 (b)(c)(i)	4,115,000	4,120,144
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.9157% 6/1/2028 (b)(c)(i)	1,186,440	1,200,773
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/16/2029 (b)(c)(i)	3,559,429	3,535,866
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/15/2030 (b)(c)(i)	7,389,465	7,339,586
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 10/6/2032 (b)(c)(i)	4,240,000	4,216,171
		31,313,596
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.6515% 2/10/2027 (b)(c)(i)	4,147,686	2,898,195
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5302% 9/1/2027 (b)(c)(i)	1,631,373	1,620,165
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5302% 9/1/2027 (b)(c)(i)	3,250,000	3,222,571
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 8/30/2030 (b)(c)(i)	923,750	919,131
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9504% 10/21/2032 (b)(c)(i)	645,000	645,000
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2802% 8/7/2028 (b)(c)(i)	1,429,518	1,432,206
		10,737,268
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 7/8/2031 (b)(c)(i)	951,120	875,629
Media - 0.1%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.6033% 8/21/2031 (b)(c)(i)	654,095	644,009
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4458% 10/28/2027 (b)(c)(i)	2,399,900	2,061,658
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.9853% 12/7/2030 (b)(c)(i)	805,650	801,984
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2353% 12/15/2031 (b)(c)(i)	3,641,311	3,631,189
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6015% 6/18/2029 (b)(c)(i)	6,960,711	6,348,168
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.484% 6/16/2032 (b)(c)(i)	1,710,000	1,459,913
Gray Media Inc Tranche D 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0985% 12/1/2028 (b)(c)(i)	580,238	580,070
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 6/28/2032 (b)(c)(i)	2,069,813	2,073,517
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8779% 2/19/2030 (b)(c)(i)	533,208	459,092
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 6/24/2029 (b)(c)(i)	653,063	651,704
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2802% 1/31/2029 (b)(c)(i)	4,252,467	4,207,306
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/23/2030 (b)(c)(i)(j)	1,530,000	1,517,255
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.0523% 3/31/2031 (b)(c)(i)	1,270,000	1,245,578
		25,681,443
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 1/30/2031 (b)(c)(i)	4,298,645	4,325,511
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.67% 1/25/2031 (b)(c)(i)	1,039,175	1,041,877
		5,367,388
TOTAL COMMUNICATION SERVICES		73,975,324

Consumer Discretionary - 1.0%
Automobile Components - 0.1%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/24/2032 (b)(c)(i)(j)	1,600,000	1,600,000
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7657% 3/3/2028 (b)(c)(i)	2,661,378	2,348,054
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 5/6/2030 (b)(c)(i)	2,775,886	2,774,499
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 1/28/2032 (b)(c)(i)	2,685,000	2,692,545
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 3/25/2032 (b)(c)(i)	1,084,557	1,087,268
Novae LLC/IN 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.1515% 12/22/2028 (b)(c)(i)	1,393,757	1,303,163
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5475% 1/26/2029 (b)(c)(i)	1,371,606	1,133,289
		12,938,818
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5302% 6/3/2028 (b)(c)(i)	2,390,704	2,329,645
Broadline Retail - 0.2%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0904% 11/8/2032 (b)(c)(i)	2,035,741	2,038,061
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 1/23/2032 (b)(c)(i)	31,083,175	31,145,341
		33,183,402
Distributors - 0.0%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 12/11/2030 (b)(c)(i)	4,940,383	4,933,467
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 5/24/2032 (b)(c)(i)	2,240,000	2,218,003
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 8/1/2030 (b)(c)(i)	2,281,889	2,281,182
		9,432,652
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9059% 7/31/2028 (b)(c)(i)	3,400,757	3,409,123
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7515% 6/12/2030 (b)(c)(i)	793,096	749,626
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (b)(c)(i)	18,013,078	14,662,645
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(i)	1,858,566	1,863,212
		20,684,606
Hotels, Restaurants & Leisure - 0.5%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.356% 2/7/2029 (b)(c)(i)	3,470,881	3,475,220
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 11/24/2028 (b)(c)(i)	1,113,545	1,115,282
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 2/6/2030 (b)(c)(i)	8,708,110	8,613,801
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 2/6/2031 (b)(c)(i)	1,274,268	1,258,875
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0724% 11/1/2031 (b)(c)(i)	1,928,510	1,701,428
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.125% 6/29/2029 (b)(c)(i)	1,723,579	1,559,236
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 4/2/2029 (b)(c)(i)	2,266,782	2,262,883
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 1/29/2029 (b)(c)(i)	15,716,786	15,695,569
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4157% 2/12/2029 (b)(c)(i)	935,750	937,622
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 1/28/2032 (b)(c)(i)	2,621,412	2,626,340
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 5/26/2030 (b)(c)(i)	2,606,786	2,606,786
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.998% 12/4/2031 (b)(c)(i)	1,259,308	1,263,954
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 1/17/2031 (b)(c)(i)	1,624,499	1,616,604
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 8/2/2028 (b)(c)(i)	3,747,821	3,735,341
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7043% 11/8/2030 (b)(c)(i)	1,144,889	1,148,965
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (b)(c)(i)	4,021,002	3,840,057
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 4/26/2030 (b)(c)(i)	2,193,975	2,175,458
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.006% 11/5/2031 (b)(c)(i)	1,960,212	1,963,407
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.209% 4/16/2029 (b)(c)(i)	2,105,700	2,107,447
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (b)(c)(i)	1,635,816	1,462,240
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.508% 8/18/2032 (b)(c)(i)	930,000	931,190
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 7/2/2032 (b)(c)(i)	2,112,765	2,008,014
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (b)(c)(i)(k)	160,235	152,291
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 3/14/2031 (b)(c)(i)	3,496,750	3,499,408
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (b)(c)(i)	9,948,773	9,559,079
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2027 (b)(c)(i)	325,000	243,750
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2026 (b)(c)(i)	759,208	732,636
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 8/3/2028 (b)(c)(i)	4,008,669	4,016,606
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.0906% 3/2/2026 (b)(c)(i)	1,083,413	794,954
		83,104,443
Household Durables - 0.0%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 9/26/2031 (b)(c)(i)	400,929	402,433
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.16% 10/24/2031 (b)(c)(i)	2,440,985	2,452,434
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2657% 6/29/2028 (b)(c)(i)	2,368,431	2,212,659
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (b)(c)(i)	5,655,000	5,645,556
		10,713,082
Specialty Retail - 0.1%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8485% 11/5/2027 (b)(c)(i)	756,869	756,869
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1196% 10/16/2031 (b)(c)(i)	3,046,522	3,061,754
Empire Today LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 9.602% 8/3/2029 (c)(i)	199,911	110,617
Empire Today LLC Tranche EXCH FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.102% 8/3/2029 (b)(c)(i)	1,216,124	30,403
Empire Today LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 9.602% 8/3/2029 (c)(i)	379,373	209,918
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4512% 6/9/2031 (b)(c)(i)	1,454,310	1,458,309
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8098% 6/6/2031 (b)(c)(i)	4,108,338	3,865,247
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9598% 6/6/2031 (b)(c)(i)	2,079,454	2,053,794
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(e)(f)(i)	63,360	49,275
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4853% 3/15/2031 (b)(c)(i)	1,630,000	1,633,879
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1928% 9/29/2032 (b)(c)(i)	1,365,000	1,366,420
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5302% 10/20/2028 (b)(c)(i)	2,624,460	2,545,018
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2657% 10/20/2028 (b)(c)(i)	719,912	703,533
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7404% 2/8/2028 (b)(c)(i)	2,351,440	2,261,944
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6038% 9/4/2029 (b)(c)(i)	7,325,982	6,865,838
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2802% 4/17/2028 (b)(c)(i)	1,576,013	1,567,881
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 1/30/2031 (b)(c)(i)	1,061,949	1,061,843
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 10/31/2029 (b)(c)(i)	3,276,399	3,284,721
		32,887,263
Textiles, Apparel & Luxury Goods - 0.0%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0257% 8/26/2031 (b)(c)(i)	2,663,325	2,669,983
TOTAL CONSUMER DISCRETIONARY		207,943,894

Consumer Staples - 0.2%
Beverages - 0.0%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.4764% 4/1/2032 (b)(c)(i)	1,057,778	1,063,066
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.3515% 1/24/2029 (b)(c)(i)	1,908,551	1,363,259
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.1015% 1/24/2030 (b)(c)(i)	524,320	194,328
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 1/24/2029 (b)(c)(i)	1,516,291	1,518,945
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 3/31/2028 (b)(c)(i)	5,601,810	5,611,221
		9,750,819
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.8789% 2/5/2029 (b)(c)(i)	984,621	989,012
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (b)(c)(i)	2,745,000	2,700,394
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.8515% 8/1/2029 (b)(c)(i)	2,576,080	1,894,887
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/31/2031 (b)(c)(f)(i)	817,989	674,841
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.0015% 9/30/2030 (b)(c)(f)(i)	217,577	217,577
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1855% 4/1/2029 (b)(c)(i)	1,493,137	1,452,076
		7,928,787
Food Products - 0.2%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 12/23/2030 (b)(c)(i)	1,252,470	1,257,755
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 10/28/2032 (b)(c)(i)	2,290,000	2,302,893
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (b)(c)(e)(i)	4,625,471	138,764
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(e)(i)	772,925	354,773
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(e)(i)	694,749	318,890
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (b)(c)(i)	2,818,976	2,685,075
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (b)(c)(f)(i)	3,709,383	3,004,600
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 2/12/2031 (b)(c)(i)	2,221,317	2,214,009
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.459% 7/12/2032 (b)(c)(i)	3,790,000	3,799,475
Wellness Pet LLC Tranche A 1LN, term loan CME Term SOFR 3 month Index + 3.95%, 7.9515% 12/31/2029 (b)(c)(i)	604,387	386,808
Wellness Pet LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0131% 12/31/2029 (b)(c)(i)	454,321	87,833
		16,550,875
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7802% 5/17/2028 (b)(c)(i)	1,644,554	809,943
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.4224% 2/23/2029 (b)(c)(i)	454,768	442,903
		1,252,846
TOTAL CONSUMER STAPLES		35,483,327

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6774% 7/9/2031 (b)(c)(i)	1,712,700	1,716,451
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 12/31/2030 (b)(c)(i)	4,708,678	4,719,838
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 12/30/2027 (b)(c)(i)	686,954	687,813
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5157% 11/19/2029 (b)(c)(i)	1,608,545	1,609,414
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 4/1/2030 (b)(c)(i)	999,964	1,004,964
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3404% 10/15/2031 (b)(c)(i)	1,313,836	1,317,121
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 5/30/2031 (b)(c)(i)	743,288	748,052
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.959% 2/11/2030 (b)(c)(i)	894,475	894,475
Mesquite Energy Inc 1LN, term loan 0% (c)(e)(f)(i)	528,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(e)(f)(i)	1,224,553	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (b)(c)(i)	15,755,821	7,029,302
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6871% 2/28/2030 (b)(c)(i)	1,105,636	1,106,333
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 8/1/2029 (b)(c)(i)	763,428	767,726
Stonepeak Bayou Holdings LP 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7353% 10/1/2032 (b)(c)(i)	1,100,000	1,018,193
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 6.1407% 5/25/2029 (b)(c)(i)	3,653,060	3,640,896
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 6.1407% 5/25/2029 (b)(c)(i)	456,940	453,512
		26,714,090
Financials - 0.6%
Capital Markets - 0.1%
Broadstreet Partners Group LLC Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 6/13/2031 (b)(c)(i)	2,962,523	2,970,314
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 10/31/2031 (b)(c)(i)	6,156,020	6,176,335
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 5/17/2031 (b)(c)(i)	2,186,765	2,187,465
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 9/15/2031 (b)(c)(i)(j)	2,577,059	2,576,415
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7515% 9/5/2031 (b)(c)(i)	2,742,078	2,748,905
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6506% 2/3/2032 (b)(c)(i)	2,794,780	2,791,286
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8224% 12/15/2031 (b)(c)(i)	4,487,710	4,440,904
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 11/26/2031 (b)(c)(i)	1,353,200	1,352,632
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 12/1/2028 (b)(c)(i)	1,020,271	1,023,249
		26,267,505
Financial Services - 0.2%
ACNR Holdings Inc term loan 13% (c)(f)(i)(l)	327,080	325,445
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 1/31/2031 (b)(c)(i)	6,600,208	6,610,108
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 7/1/2032 (b)(c)(i)	1,770,000	1,719,113
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 11/5/2032 (b)(c)(i)	1,585,000	1,582,432
Dragon Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 9/30/2031 (b)(c)(i)	1,121,525	1,125,495
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(c)(e)(f)(i)	81,990	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 9/22/2032 (b)(c)(i)	1,730,000	1,659,935
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 8.959% 1/9/2027 (b)(c)(f)(i)	1,993,368	1,943,534
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0257% 4/16/2029 (b)(c)(i)	1,015,026	1,015,980
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 11/17/2031 (b)(c)(i)	3,358,146	3,358,784
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 7/31/2031 (b)(c)(i)	4,350,284	4,293,818
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 7/31/2031 (b)(c)(i)	730,000	728,860
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.6657% 2/16/2032 (b)(c)(i)	935,000	925,454
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4274% 10/8/2032 (b)(c)(i)	1,005,000	1,008,769
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 7/30/2032 (b)(c)(i)	743,453	729,513
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6154% 2/20/2030 (b)(c)(i)	1,360,745	1,365,426
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 7/6/2032 (b)(c)(i)	340,000	342,179
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8685% 11/21/2031 (b)(c)(i)	1,446,475	1,450,872
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 6/24/2031 (b)(c)(i)	1,578,075	1,578,075
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (b)(c)(i)	8,942,588	8,949,564
		40,713,356
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 6/21/2032 (b)(c)(i)	1,296,750	1,295,337
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 11/6/2030 (b)(c)(i)	13,970,065	13,949,110
Alera Group Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 5/31/2032 (b)(c)(i)	2,885,000	2,895,819
Alera Group Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4157% 5/31/2033 (b)(c)(i)	735,000	753,066
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2515% 1/30/2032 (b)(c)(i)	3,007,275	3,013,801
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 12/29/2031 (b)(c)(i)	1,554,570	1,555,300
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0157% 8/19/2028 (b)(c)(i)	2,699,829	2,693,916
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2657% 8/19/2028 (b)(c)(i)	7,422,144	7,404,628
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1657% 9/19/2030 (b)(c)(i)	4,767,719	4,686,001
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1657% 9/19/2030 (b)(c)(i)	2,104,725	2,063,683
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2802% 1/31/2028 (b)(c)(i)	10,035,000	9,589,747
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2802% 1/20/2029 (b)(c)(i)	1,595,000	1,490,655
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2802% 7/31/2027 (b)(c)(i)	983,238	981,645
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 5/6/2031 (b)(c)(i)	3,440,484	3,439,624
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.12% 6/20/2030 (b)(c)(i)	5,915,297	5,935,646
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 9/15/2031 (b)(c)(i)	1,592,736	1,593,071
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 9/29/2030 (b)(c)(i)	1,018,110	1,018,955
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 11/21/2029 (b)(c)(i)	3,846,799	3,852,992
		68,212,996
TOTAL FINANCIALS		135,193,857

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1657% 1/15/2031 (b)(c)(i)	2,498,738	2,512,481
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 3/30/2029 (b)(c)(i)	1,362,680	1,362,816
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 8/1/2031 (b)(c)(i)	3,963,260	3,984,147
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 10/23/2028 (b)(c)(i)	7,216,119	7,225,357
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 10/23/2030 (b)(c)(i)	1,166,513	1,167,761
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (b)(c)(i)	4,145,000	4,122,990
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3404% 5/30/2031 (b)(c)(i)	1,198,945	1,205,694
		21,581,246
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.1904% 2/15/2029 (b)(c)(i)	1,339,237	1,018,302
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6657% 9/17/2032 (b)(c)(i)	635,000	637,889
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.0015% 6/28/2029 (b)(c)(f)(i)	878,473	685,209
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2072% 2/11/2028 (b)(c)(i)	2,123,159	2,112,544
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 5/9/2031 (b)(c)(i)	1,915,686	1,918,636
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1015% 10/1/2027 (b)(c)(i)	642,101	634,878
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3844% 10/1/2032 (b)(c)(i)	1,180,000	1,185,959
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 9/24/2031 (b)(c)(i)	4,188,070	3,718,085
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 10/23/2031 (b)(c)(i)	868,279	870,111
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.0849% 10/23/2031 (b)(c)(i)(k)	112,273	112,510
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 8/25/2032 (b)(c)(i)	838,438	841,406
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 7/3/2028 (b)(c)(i)	967,851	976,020
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 7/3/2028 (b)(c)(i)	241,141	243,176
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 4/15/2031 (b)(c)(i)	2,257,183	2,265,422
ModivCare Inc 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.006% 2/22/2026 (b)(c)(f)(i)	116,993	113,482
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.7515% 7/1/2031 (b)(c)(i)	1,044,463	428,230
National Mentor Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7814% 3/2/2028 (b)(c)(i)	1,535,173	1,508,691
National Mentor Holdings Inc Tranche C 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.8515% 3/2/2028 (b)(c)(i)	44,827	44,054
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 2/21/2031 (b)(c)(i)	1,418,472	1,424,444
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 11/15/2028 (b)(c)(i)	3,093,348	3,104,825
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5015% 6/30/2032 (b)(c)(i)	365,000	363,299
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3654% 12/4/2031 (b)(c)(i)	4,026,088	4,019,203
US Anesthesia Partners Inc 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.5985% 10/1/2029 (b)(c)(i)	145,000	128,416
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.5015% 10/11/2031 (b)(c)(i)	792,705	792,705
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.4497% 10/11/2031 (b)(c)(i)	36,123	36,123
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7515% 12/15/2027 (b)(c)(i)	603,900	605,537
		29,789,156
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 2/15/2029 (b)(c)(i)	7,614,876	7,599,037
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (i)	700,000	682,500
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.734% 3/26/2032 (b)(c)(i)	533,663	511,873
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.734% 5/1/2031 (b)(c)(i)	4,151,986	3,985,906
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 9/28/2029 (b)(c)(i)	2,798,793	2,767,614
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 11/26/2031 (b)(c)(i)	4,141,325	4,102,148
		19,649,078
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.1657% 10/8/2030 (b)(c)(i)	10,898,800	10,751,666
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 8/2/2032 (b)(c)(i)	1,615,000	1,627,113
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.734% 10/31/2032 (b)(c)(i)	745,000	743,368
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 4/23/2031 (b)(c)(i)	2,494,800	2,463,615
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 5/5/2028 (b)(c)(i)	2,730,435	2,740,292
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 5/19/2031 (b)(c)(i)	2,529,234	2,434,388
		20,760,442
TOTAL HEALTH CARE		91,779,922

Industrials - 0.7%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 10/31/2030 (b)(c)(i)	834,459	837,504
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 1/27/2032 (b)(c)(i)	1,159,175	1,161,887
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.6601% 2/26/2032 (b)(c)(i)	3,618,689	3,628,858
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 1.5199% 2/26/2032 (b)(c)(i)(k)	342,159	343,120
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6153% 12/11/2031 (b)(c)(i)	1,760,691	1,764,354
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (b)(c)(i)(k)	85,615	85,793
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 8/19/2032 (b)(c)(i)	2,855,000	2,860,596
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 2/28/2031 (b)(c)(i)	354,611	355,111
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 3/22/2030 (b)(c)(i)	3,949,524	3,953,395
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 1/19/2032 (b)(c)(i)	2,076,736	2,079,976
		17,070,594
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 10/31/2031 (b)(c)(i)	1,499,138	1,502,631
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 10/31/2031 (b)(c)(i)	570,224	571,553
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7657% 11/23/2028 (b)(c)(i)	1,341,525	1,316,612
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.2657% 11/23/2029 (b)(c)(f)(i)	780,000	767,520
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 3/18/2030 (b)(c)(i)	803,266	803,604
STG Distribution LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.3371% 10/3/2029 (b)(c)(f)(i)	352,184	326,826
STG Distribution LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 11.5871% 10/3/2029 (b)(c)(f)(i)	749,896	88,488
		5,377,234
Building Products - 0.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 1/3/2029 (b)(c)(i)	2,035,643	2,038,351
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 5/14/2029 (b)(c)(i)	487,047	488,615
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 9/8/2032 (b)(c)(i)	1,380,784	1,383,380
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.584% 8/1/2028 (b)(c)(i)	533,974	424,510
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.309% 4/12/2028 (b)(c)(i)	4,391,044	3,483,328
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.459% 5/15/2031 (b)(c)(i)	773,753	555,168
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.0724% 5/31/2030 (b)(c)(i)	329,175	329,161
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1219% 8/4/2031 (b)(c)(i)	2,229,305	2,229,172
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.0015% 1/24/2029 (b)(c)(i)	1,537,790	1,542,603
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 8.0015% 2/20/2032 (b)(c)(i)	2,239,388	2,203,938
		14,678,226
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 12/21/2028 (b)(c)(i)	9,726,914	9,739,656
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 8/20/2032 (b)(c)(i)	8,400,000	8,430,492
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 11/1/2031 (b)(c)(i)	1,507,947	1,519,256
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 4.25% 11/1/2031 (b)(c)(i)(k)	174,867	176,179
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/15/2031 (b)(c)(i)	3,184,808	2,671,258
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 5/31/2028 (b)(c)(i)	1,528,880	1,535,377
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (b)(c)(i)	8,214,575	7,337,012
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.7515% 5/2/2030 (b)(c)(i)	668,250	667,415
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.4904% 5/3/2029 (b)(c)(i)	2,014,800	1,634,164
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 5.9157% 2/9/2031 (b)(c)(i)	638,415	637,885
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8404% 8/1/2029 (b)(c)(i)	3,847,159	3,864,549
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 10/21/2028 (b)(c)(i)	2,501,157	2,514,914
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.6711% 3/3/2032 (b)(c)(i)	2,720,000	2,723,373
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 11/20/2032 (b)(c)(i)(j)	800,000	798,000
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6366% 11/8/2032 (b)(c)(i)	1,946,828	1,954,829
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (b)(c)(i)	2,995,647	3,004,814
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7615% 10/11/2028 (b)(c)(i)	4,106,713	4,001,705
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (b)(c)(i)	6,879,719	6,705,387
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3594% 7/25/2030 (b)(c)(i)	2,790,092	2,800,109
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.365% 10/8/2032 (b)(c)(i)	480,000	480,000
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 3/19/2032 (b)(c)(i)	226,128	222,877
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 9/10/2032 (b)(c)(i)	1,065,000	1,070,772
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2802% 10/19/2030 (b)(c)(i)	954,588	851,970
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0302% 4/19/2030 (b)(c)(i)	992,749	977,857
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 11/2/2029 (b)(c)(i)	2,549,134	2,544,877
		68,864,727
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.49% 3/27/2031 (b)(c)(i)	1,155,919	1,160,705
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 11/3/2031 (b)(c)(i)	1,384,538	1,387,999
		2,548,704
Electrical Equipment - 0.0%
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.734% 8/12/2032 (b)(c)(i)	2,531,626	2,539,399
Ground Transportation - 0.0%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 7/16/2032 (b)(c)(i)	1,062,338	1,050,885
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.7515% 4/10/2031 (b)(c)(i)	1,881,000	1,877,671
		2,928,556
Machinery - 0.0%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 11/5/2032 (b)(c)(i)(j)	710,000	712,130
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1219% 8/30/2032 (b)(c)(i)	960,000	964,800
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3084% 9/13/2032 (b)(c)(i)	1,530,000	1,538,920
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.4764% 3/15/2030 (b)(c)(i)	852,613	855,282
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.484% 9/28/2028 (b)(c)(i)	842,498	837,763
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9479% 10/10/2031 (b)(c)(i)	968,446	973,899
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 1/2/2032 (b)(c)(i)	597,000	595,818
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0157% 3/25/2031 (b)(c)(i)	3,323,075	3,316,860
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 16.9969% 12/3/2026 (b)(c)(f)(i)	668,500	495,960
		10,291,432
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1344% 4/20/2028 (b)(c)(i)	1,752,522	1,750,980
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1344% 5/28/2032 (b)(c)(i)	985,050	987,759
American Airlines 2016-3 Class A Pass Through Trust Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.258% 6/4/2029 (b)(c)(i)	1,366,200	1,363,850
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.9543% 2/22/2031 (b)(c)(i)	1,793,739	1,797,040
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7353% 4/1/2031 (b)(c)(i)	1,296,900	1,305,732
		7,205,361
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 8/12/2032 (b)(c)(i)	1,630,424	1,628,190
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 9/29/2031 (b)(c)(i)	3,736,000	3,740,670
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 10/30/2031 (b)(c)(i)	992,500	994,366
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 12/29/2028 (b)(c)(i)	3,394,278	2,273,793
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5906% 9/29/2028 (b)(c)(i)	818,104	821,442
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 5/30/2031 (b)(c)(i)	587,563	587,809
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 7/31/2031 (b)(c)(i)	3,346,450	3,351,671
		13,397,941
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.8866% 4/8/2030 (b)(c)(i)	1,870,863	1,877,336
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2515% 8/6/2030 (b)(c)(i)	817,952	821,870
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 4.8134% 8/6/2030 (b)(c)(i)(k)	112,048	112,585
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2515% 1/2/2029 (b)(c)(i)	402,674	406,901
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.7631% 8/10/2029 (b)(c)(i)	1,165,911	865,689
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 7/26/2028 (b)(c)(i)	1,609,393	1,612,113
		5,696,494
TOTAL INDUSTRIALS		150,598,668

Information Technology - 0.9%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.6657% 12/17/2029 (b)(c)(i)	6,570,000	6,601,010
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 7/2/2029 (b)(c)(i)	1,467,681	1,469,515
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 7/12/2032 (b)(c)(i)	2,761,848	2,766,157
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4157% 7/31/2033 (b)(c)(i)	450,000	448,875
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 5/30/2031 (b)(c)(i)	794,629	793,826
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 11/9/2029 (b)(c)(i)	1,216,234	1,215,188
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 8/18/2031 (b)(c)(i)	2,336,400	2,345,489
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 3/17/2032 (b)(c)(i)	1,027,425	1,031,277
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4853% 10/1/2032 (b)(c)(i)	1,358,710	1,364,661
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 10/1/2032 (b)(c)(i)(k)	261,290	262,435
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0724% 10/24/2031 (b)(c)(i)	1,305,138	1,303,506
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.234% 5/30/2030 (b)(c)(i)	1,353,720	1,357,673
		14,358,602
IT Services - 0.2%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 2/3/2031 (b)(c)(i)	1,639,786	1,629,423
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.6662% 2/12/2029 (b)(c)(i)	150,000	132,339
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (b)(c)(i)	4,781,661	4,568,207
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (c)(i)	456,902	374,659
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 10/31/2030 (b)(c)(i)	1,589,807	1,587,819
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 3/20/2033 (b)(c)(i)	2,000,000	1,962,500
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 3/20/2032 (b)(c)(i)	5,050,286	5,055,185
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 6/17/2031 (b)(c)(i)	2,078,010	2,082,291
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6904% 2/1/2028 (b)(c)(i)	8,959,435	7,844,344
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 6/20/2031 (b)(c)(i)	1,665,000	1,673,325
X Corp 1LN, term loan 9.5% 10/26/2029 (i)	10,019,000	9,923,018
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (b)(c)(i)	6,887,836	6,701,865
		43,534,975
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 8/17/2029 (b)(c)(i)	2,089,709	2,094,871
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6975% 11/1/2032 (b)(c)(i)	2,560,000	2,566,400
		4,661,271
Software - 0.6%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 2/24/2031 (b)(c)(i)	3,010,632	3,020,808
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 12/11/2028 (b)(c)(i)	4,971,657	4,970,514
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 7/6/2029 (b)(c)(i)	1,486,247	1,232,188
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 8/13/2032 (b)(c)(i)	4,149,600	4,138,936
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 3/21/2031 (b)(c)(i)	3,314,992	3,304,881
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1853% 10/9/2031 (b)(c)(i)	4,190,075	4,196,612
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.1853% 10/9/2032 (b)(c)(i)	790,000	781,768
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 10/7/2032 (b)(c)(i)(j)	6,110,000	6,091,242
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.9157% 2/19/2029 (b)(c)(i)	1,265,000	1,135,338
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0724% 8/6/2032 (b)(c)(i)	625,000	627,343
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2515% 4/2/2029 (b)(c)(f)(i)	2,649,975	2,578,850
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 10/9/2029 (b)(c)(i)	3,572,754	3,581,400
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.4369% 11/6/2028 (b)(c)(i)	238,326	187,936
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 5/30/2031 (b)(c)(i)	3,428,323	3,437,477
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.2878% 9/13/2029 (b)(c)(f)(i)	672,647	672,647
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 4/16/2032 (b)(c)(i)	364,088	364,088
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 9/12/2029 (b)(c)(i)	3,766,741	3,764,142
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 1/30/2032 (b)(c)(i)	1,212,446	1,193,508
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5904% 7/26/2032 (b)(c)(i)	1,285,000	1,285,810
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1657% 12/31/2031 (b)(c)(i)	4,611,397	3,748,697
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2515% 5/3/2028 (b)(c)(i)	6,649,559	5,995,176
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0904% 2/23/2029 (b)(c)(i)	1,430,000	1,106,977
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0904% 7/1/2031 (b)(c)(i)	5,560,840	5,443,562
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.1094% 7/31/2026 (b)(c)(i)	1,883,791	1,320,538
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5909% 11/15/2032 (b)(c)(i)	1,325,000	1,329,969
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (b)(c)(i)	13,021,156	12,253,168
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 12.9224% 6/4/2029 (b)(c)(i)	1,075,000	1,010,500
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 9.0015% 5/9/2033 (b)(c)(i)	1,385,000	1,341,718
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 10/26/2030 (b)(c)(i)	1,479,779	1,477,619
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6679% 7/16/2031 (b)(c)(i)	1,702,861	1,702,333
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 8/31/2028 (b)(c)(i)	4,042,944	4,058,469
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.8235% 5/15/2028 (b)(c)(i)	4,271,507	1,735,898
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.3235% 5/15/2028 (b)(c)(i)	1,224,634	1,248,870
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 4/24/2028 (b)(c)(i)	746,250	748,324
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2631% 4/24/2028 (b)(c)(i)	1,460,056	1,457,735
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 9/8/2032 (b)(c)(i)	4,040,000	4,038,303
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9157% 4/5/2030 (b)(c)(i)	4,637,813	4,007,070
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 11/22/2029 (b)(c)(i)	1,531,441	1,538,623
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 8/13/2029 (b)(c)(i)	720,781	721,992
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 5/9/2031 (b)(c)(i)	3,363,318	3,375,695
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3383% 2/10/2031 (b)(c)(i)	10,105,525	10,096,935
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0904% 4/14/2031 (b)(c)(i)	2,822,421	2,815,365
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (i)	648,950	666,796
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (b)(c)(i)	3,288,150	3,174,840
		122,980,660
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8574% 2/20/2032 (b)(c)(i)	2,259,447	2,272,168
TOTAL INFORMATION TECHNOLOGY		194,408,686

Materials - 0.4%
Chemicals - 0.3%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.6657% 11/24/2027 (b)(c)(i)	1,050,300	924,264
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.7657% 11/24/2028 (b)(c)(i)	485,000	436,500
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0157% 11/24/2027 (b)(c)(i)	3,175,718	2,978,824
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (c)(i)(k)	52,857	52,295
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9369% 6/9/2028 (b)(c)(i)	417,372	316,944
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3471% 6/12/2028 (b)(c)(i)	201,563	199,423
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5157% 9/30/2028 (b)(c)(i)	3,226,018	3,219,985
Arc Falcon I Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.0157% 9/30/2029 (b)(c)(i)	345,000	344,355
Arthur US Finco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.2515% 12/14/2029 (b)(c)(i)	1,974,826	1,755,956
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/23/2031 (b)(c)(i)	1,920,488	1,814,861
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 10/15/2032 (b)(c)(i)	3,190,000	3,078,350
CoorsTek Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8594% 10/28/2032 (b)(c)(i)	1,115,000	1,124,756
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.959% 11/1/2030 (b)(c)(i)	1,713,987	1,717,021
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6074% 10/4/2029 (b)(c)(i)	4,416,093	4,286,436
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (b)(c)(i)	5,857,124	5,199,310
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9598% 3/15/2029 (b)(c)(i)	6,785,452	6,596,002
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.4532% 3/15/2030 (b)(c)(i)	726,471	707,858
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7657% 3/14/2030 (b)(c)(i)	884,638	660,161
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2657% 4/2/2029 (b)(c)(i)	4,125,090	3,149,506
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (b)(c)(i)	5,533,776	5,451,931
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1971% 1/31/2029 (b)(c)(i)	1,638,134	1,638,953
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5928% 10/29/2032 (b)(c)(i)	1,110,000	1,112,087
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.7733% 12/16/2031 (b)(c)(i)	1,647,264	1,430,369
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 9/30/2031 (b)(c)(i)	250,000	186,192
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.4157% 9/30/2031 (b)(c)(i)	908,803	911,021
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 1% 9/30/2031 (b)(c)(i)(k)	94,341	94,571
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0015% 8/9/2032 (b)(c)(i)	1,375,000	1,368,991
		50,756,922
Construction Materials - 0.0%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 2/10/2032 (b)(c)(i)	4,258,600	4,262,433
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 4/2/2029 (b)(c)(i)	155,161	155,355
VM Consolidated Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 10/15/2032 (b)(c)(i)	1,418,999	1,426,534
		5,844,322
Containers & Packaging - 0.1%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 3/3/2031 (b)(c)(i)	3,292,434	3,247,459
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2361% 6/9/2031 (b)(c)(i)	3,722,435	3,725,339
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.0907% 4/13/2029 (b)(c)(i)	9,537,084	9,496,552
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 4/1/2032 (b)(c)(i)	4,006,874	3,978,345
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 3.25% 3/29/2032 (b)(c)(i)(k)	68,083	67,599
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 8/4/2027 (b)(c)(i)	2,997,588	3,003,074
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 5/1/2031 (b)(c)(i)	1,422,486	1,425,744
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 4/21/2031 (b)(c)(i)	553,273	552,890
		25,497,002
Metals & Mining - 0.0%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4512% 8/23/2032 (b)(c)(i)	1,441,388	1,446,346
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 5/23/2031 (b)(c)(i)	1,066,889	1,069,449
TOTAL MATERIALS		84,614,041

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3224% 8/21/2030 (b)(c)(i)	773,756	776,657
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.593% 4/16/2031 (b)(c)(i)	2,259,141	2,261,964
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 12/20/2030 (b)(c)(i)	1,488,060	1,493,789
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.984% 1/27/2031 (b)(c)(i)	4,267,572	4,271,327
		8,027,080
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 9/30/2031 (b)(c)(i)	2,081,438	2,084,477
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 7/31/2031 (b)(c)(i)	1,629,675	1,627,263
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 2/26/2032 (b)(c)(i)	1,366,046	1,373,368
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 6/4/2032 (b)(c)(i)	856,048	846,418
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.6623% 6/4/2032 (b)(c)(i)(k)	108,952	107,725
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (b)(c)(i)	4,004,933	4,021,634
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 10/11/2032 (b)(c)(i)(j)	1,350,000	1,350,000
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3531% 12/13/2031 (b)(c)(i)	679,863	680,835
		12,091,720
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2802% 6/23/2028 (b)(c)(i)	1,633,008	1,576,882
TOTAL UTILITIES		21,695,682

TOTAL UNITED STATES		1,023,184,148
TOTAL BANK LOAN OBLIGATIONS (Cost $1,156,599,599)		1,117,889,090

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	5,039,000	5,214,221
KeyBank NA/Cleveland OH 6.95% 2/1/2028	718,000	756,628
Regions Bank/Birmingham AL 6.45% 6/26/2037	8,935,000	9,762,406

TOTAL BANK NOTES (Cost $15,744,508)		15,733,255

Collateralized Mortgage Obligations - 2.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.2%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (d)	3,406,911	3,051,134
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	2,379,384	2,349,524
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	1,816,607	1,808,889
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (c)(d)	2,170,162	2,128,018
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (d)	6,718,226	6,591,833
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (d)	9,685,719	9,640,395
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (c)(d)	3,894,354	3,933,140
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(f)	87,210	8
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.643% 5/27/2037 (b)(c)(d)	104,729	104,294
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	8,451	8,585
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	10,086	10,172
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	12,908	13,160
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	9,392	9,570
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	13,598	13,956
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	5,379	5,463
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	2,107	2,180
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	7,113	7,398
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.9863% 2/25/2032 (b)(c)	1,508	1,512
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.2502% 3/18/2032 (b)(c)	2,657	2,679
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.1863% 4/25/2032 (b)(c)	2,816	2,833
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.1863% 10/25/2032 (b)(c)	3,373	3,398
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.9363% 1/25/2032 (b)(c)	1,317	1,318
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.3637% 11/25/2032 (c)(o)	2,352	62
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.9137% 12/25/2033 (c)(o)	58,808	7,478
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.9137% 3/25/2033 (c)(o)	3,162	350
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (n)	7,598	6,673
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.5337% 6/25/2035 (c)(o)	70,367	5,023
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	223,320	232,362
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 6.6657% 8/25/2035 (b)(c)	1,360	1,444
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	193,279	196,172
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	28,520	29,284
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.4937% 11/25/2036 (c)(o)	43,068	3,785
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.4537% 12/25/2036 (c)(o)	24,384	2,503
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (n)	32,972	29,903
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (n)	55,720	48,635
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (n)	6,305	5,299
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.2537% 5/25/2037 (c)(o)	15,560	1,494
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 15.5023% 6/25/2037 (b)(c)	11,576	15,923
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 14.4823% 7/25/2037 (b)(c)	17,279	23,476
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 14.4823% 7/25/2037 (b)(c)	2,897	3,355
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	565,126	545,327
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	795,794	788,738
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	64,784	67,125
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	337,409	336,382
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (o)	102,521	1,769
Fannie Mae Guaranteed REMIC Series 2012-134 Class MX, 3.5% 5/25/2042	282,753	280,118
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	432,625	404,791
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	582,733	547,974
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (o)	329	1
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (o)	563	0
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.8637% 1/25/2044 (c)(o)	107,216	12,431
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (o)	501,462	70,935
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	464,725	446,424
Fannie Mae Guaranteed REMIC Series 2016-104 Class B, 4% 12/25/2044	408,468	407,430
Fannie Mae Guaranteed REMIC Series 2016-99 Class KA, 4% 11/25/2042	464,109	461,296
Fannie Mae Guaranteed REMIC Series 2017-22 Class ED, 3.5% 6/25/2044	159,988	158,954
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (o)	311,972	43,441
Fannie Mae Guaranteed REMIC Series 2020-45 Class JC, 1.5% 7/25/2040	7,878,053	6,835,024
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	4,195,526	3,847,106
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	2,672,951	2,392,784
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	1,727,062	1,468,033
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,835,372	1,560,099
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	1,534,896	1,325,133
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	1,513,126	1,359,789
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	6,779,552	6,077,256
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	4,488,329	4,046,747
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	2,403,369	2,157,835
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	1,435,792	1,347,565
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	1,879,175	1,765,263
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	802,704	737,917
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	1,481,669	1,411,415
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	2,666,743	2,504,472
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	2,135,444	2,033,825
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	2,323,124	2,225,612
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	2,278,633	2,254,964
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	6,542,769	5,927,107
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	16,706,507	15,131,483
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	5,216,504	5,116,081
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	1,741,855	1,563,981
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	872,832	792,297
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	1,104,009	1,091,458
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	5,403,862	4,908,393
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 8/25/2052 (b)(c)	4,781,179	4,743,591
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 9/25/2052 (b)(c)	10,177,395	10,097,384
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (b)(c)	3,334,007	3,310,955
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (b)(c)	11,861,242	11,767,881
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	3,880,163	3,850,754
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	2,030,784	1,906,501
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	6,454,725	5,933,528
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	9,765,590	8,093,433
Fannie Mae Guaranteed REMIC Series 2023-51 Class FB, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.6218% 11/25/2053 (b)(c)	9,603,615	9,705,828
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 11/25/2053 (b)(c)	8,991,278	9,081,633
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 11/25/2053 (b)(c)	7,936,351	8,014,963
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.6018% 7/25/2054 (b)(c)	1,687,837	1,703,151
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 12/25/2054 (b)(c)	10,579,381	10,612,858
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	873	887
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (n)	18,451	15,816
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (n)	29,233	25,144
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (o)	243,919	8,103
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (b)(c)	5,062,416	5,085,051
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 9/25/2054 (b)(c)	2,679,489	2,687,548
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 2/25/2055 (b)(c)	3,876,800	3,902,640
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 9/25/2054 (b)(c)	4,073,692	4,095,194
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (b)(c)	5,685,910	5,710,045
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (b)(c)	2,543,569	2,547,783
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	1,646,722	1,625,427
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	5,187,508	4,963,034
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	3,583,539	3,584,465
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	2,060,775	1,934,208
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (o)	14,393	1,926
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (o)	13,425	1,842
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(o)	9,058	1,558
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (c)(o)	5,403	775
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (o)	8,565	1,393
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (c)(o)	5,018	862
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (o)	58,551	9,079
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	2,643	2,687
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	9,806	9,982
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	724,307	715,832
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	1,397,672	1,256,745
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,376,876	1,232,375
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	1,425,256	1,282,061
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	1,915,960	1,649,259
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	4,792	4,898
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	36,834	37,686
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	1,937	1,984
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	5,157	5,264
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	10,338	10,572
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	6,003	6,137
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	3,364	3,417
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	3,756	3,859
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	39,741	40,967
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.0565% 1/15/2032 (b)(c)	1,141	1,144
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 3/15/2032 (b)(c)	1,537	1,543
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.2565% 3/15/2032 (b)(c)	1,492	1,502
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 6/15/2031 (b)(c)	2,235	2,244
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 3/15/2032 (b)(c)	810	813
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	10,328	10,690
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	15,237	15,571
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	28,233	29,221
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	273,164	279,736
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	13,596	13,972
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	386,399	394,532
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	120,699	125,186
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	244,776	248,591
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	63,052	64,948
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.3435% 2/15/2036 (c)(o)	19,778	1,868
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (n)	67,927	57,016
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (n)	9,692	8,643
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (n)	37,509	31,906
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (n)	42,726	36,495
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	65,628	68,693
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	301,049	309,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.4035% 11/15/2036 (c)(o)	86,258	8,199
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	18,676	19,292
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.3235% 6/15/2037 (c)(o)	61,316	6,246
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.5065% 5/15/2037 (b)(c)	72,046	71,181
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	30,281	30,811
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	304,742	310,115
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	45,312	45,301
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	441,923	417,750
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (o)	156,755	9,861
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (o)	18	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (o)	158,120	4,473
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	121,367	120,866
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	81,942	81,760
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	684,529	663,400
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	558,582	515,845
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	933,650	857,628
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	3,433,723	3,017,263
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	1,057,721	939,826
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	3,658,807	3,334,725
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	3,547,788	3,207,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	1,164,965	987,952
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	3,728,850	3,400,262
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	1,530,905	1,314,205
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	1,506,202	1,280,244
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	1,416,191	1,266,342
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	8,740,587	7,769,094
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	3,862,738	3,481,082
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	3,361,676	3,016,202
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,719,445	1,575,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	11,706,557	10,540,332
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,152,642	1,032,891
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	2,338,215	2,095,139
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,078,896	988,231
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	1,960,789	1,756,526
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,037,789	1,802,859
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	1,960,798	1,756,529
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	818,286	750,134
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	3,574,466	3,290,159
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	1,276,786	1,137,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	4,584,191	4,335,923
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	1,049,213	981,432
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	4,460,835	4,186,897
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	878,320	806,154
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	1,567,534	1,442,322
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	2,470,426	2,336,520
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	1,449,697	1,392,909
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	3,285,481	3,131,324
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	1,964,197	1,887,782
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,742,681	2,619,789
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,657,381	1,672,698
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.6218% 7/25/2052 (b)(c)	884,944	878,114
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.7418% 8/25/2052 (b)(c)	2,017,264	1,986,073
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.8218% 9/25/2052 (b)(c)	3,381,162	3,349,864
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.7718% 9/25/2052 (b)(c)	2,136,244	2,101,666
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.7218% 9/25/2052 (b)(c)	1,541,611	1,534,215
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	3,585,814	3,586,451
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 8/25/2053 (b)(c)	4,816,370	4,820,458
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 10/25/2053 (b)(c)	4,014,205	4,061,699
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (b)(c)	3,490,062	3,508,779
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (b)(c)	3,393,591	3,405,972
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (b)(c)	2,233,459	2,231,687
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.3218% 10/25/2054 (b)(c)	4,096,345	4,112,785
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (b)(c)	3,645,562	3,651,724
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.4218% 3/25/2055 (b)(c)	7,795,195	7,815,126
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 4/25/2055 (b)(c)	4,315,822	4,310,102
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	11,675	11,915
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	1,124	1,145
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,755	1,786
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (n)	20,867	17,577
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.4308% 5/20/2060 (b)(c)(m)	65,922	65,814
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.5204% 8/20/2060 (b)(c)(m)	21,582	21,515
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.6004% 12/20/2060 (b)(c)(m)	73,169	73,050
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 12/20/2060 (b)(c)(m)	51,976	51,981
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 2/20/2061 (b)(c)(m)	58,247	58,250
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.7104% 2/20/2061 (b)(c)(m)	67,667	67,658
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 4/20/2061 (b)(c)(m)	55,724	55,731
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 5/20/2061 (b)(c)(m)	59,434	59,433
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 5/20/2061 (b)(c)(m)	52,310	52,313
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.7504% 6/20/2061 (b)(c)(m)	53,913	53,941
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 10/20/2061 (b)(c)(m)	108,871	109,048
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.9204% 11/20/2061 (b)(c)(m)	68,622	68,787
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.9204% 1/20/2062 (b)(c)(m)	37,917	38,022
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.8504% 1/20/2062 (b)(c)(m)	76,782	76,938
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.8504% 3/20/2062 (b)(c)(m)	42,728	42,783
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.8704% 5/20/2061 (b)(c)(m)	370	369
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.7404% 10/20/2062 (b)(c)(m)	35,655	35,668
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.5804% 3/20/2063 (b)(c)(m)	56,207	56,070
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 1/20/2064 (b)(c)(m)	33,405	33,461
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 12/20/2063 (b)(c)(m)	77,652	77,769
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 6/20/2064 (b)(c)(m)	234,714	234,753
Ginnie Mae Mortgage pass-thru certificates Series 2014-H20 Class BF, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 9/20/2064 (b)(c)(m)	826,880	826,932
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (m)	2,483	2,347
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.6204% 12/20/2062 (b)(c)(m)	12,402	12,345
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	694,949	641,770
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.99% 8/20/2066 (b)(c)(m)	231,546	230,698
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	98,211	98,472
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.4266% 5/16/2034 (c)(o)	19,560	1,150
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.1266% 8/17/2034 (c)(o)	19,911	1,975
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.6166% 6/16/2037 (c)(o)	37,032	3,321
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	2,696,798	2,660,434
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	1,213,761	1,197,393
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	268,303	264,397
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.6508% 3/20/2060 (b)(c)(m)	121,245	121,339
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (o)	7,162	227
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.0257% 7/20/2041 (c)(o)	103,324	10,852
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	361,628	357,456
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,454,028	1,359,782
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	556,802	523,327
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	945,954	874,290
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	759,043	709,877
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	526,414	492,528
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,507,007	2,287,153
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	1,352,914	1,270,493
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.4743% 1/20/2049 (b)(c)	1,455,166	1,445,679
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.5743% 10/20/2049 (b)(c)	527,982	518,569
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.5243% 2/20/2049 (b)(c)	997,878	983,696
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	4,243,909	4,160,127
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (d)(h)	697,316	687,460
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(d)	2,904,459	2,932,180
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (d)	11,202,182	10,669,214
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(d)	4,789,807	4,828,932
Morgan Stanley Residential Mortgage Loan Trust 2025-Nqm4 Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (d)	8,600,201	8,680,625
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	1,444,129	1,364,007
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	2,722,127	2,594,292
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (d)(h)	1,778,547	1,784,946
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	334,862	333,485
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	489,072	482,505
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	1,353,921	1,353,921
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	4,560,050	4,401,447
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (d)	9,976,872	9,723,550
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	3,094,359	3,060,078
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)	5,158,676	5,046,474
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (d)	1,131,971	1,068,062
Santander Mtg Asset Receivables Tr 2025-Nqm3 Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (d)	8,660,235	8,739,679
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (b)(c)	1,112	1,040
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.7088% 9/25/2043 (b)(c)	452,008	439,032
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	8,649,304	8,363,222
TOTAL UNITED STATES		485,779,059
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $477,643,565)		485,779,059

Commercial Mortgage Securities - 4.7%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (d)	1,125,000	1,067,964
UNITED STATES - 4.7%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	9,990,000	10,027,421
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.509% 4/15/2042 (b)(c)(d)	880,000	880,000
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.998% 10/15/2034 (b)(c)(d)	1,164,000	1,165,357
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	5,845,171	5,561,454
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	1,326,000	1,238,432
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 7.8235% 9/15/2038 (b)(c)(d)	627,000	561,929
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8187% 7/15/2049 (c)	480,000	463,852
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.711% 7/15/2049 (c)(o)	6,325,607	883
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (d)(f)	782,000	438,820
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	2,445,107	2,428,519
BANK Series 2017-BNK8 Class D, 2.6% 11/15/2050 (d)	960,000	560,232
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (d)	609,000	311,853
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (c)	1,306,000	1,195,489
BANK Series 2018-BN15 Class D, 3% 11/15/2061 (d)	430,000	354,558
BANK Series 2018-BN15 Class E, 3% 11/15/2061 (d)(f)	430,000	333,842
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	307,380	300,305
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	1,355,000	1,282,224
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	897,135	874,760
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (d)	243,000	188,582
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	833,000	744,364
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	361,000	320,021
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (d)	252,000	187,538
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (c)(f)	2,104,000	1,086,353
BANK Series 2021-BN32 Class A5, 2.643% 4/15/2054	356,000	326,702
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	700,000	635,367
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	572,000	495,235
BANK Series 2021-BN33 Class XA, 1.0404% 5/15/2064 (c)(o)	6,804,894	260,134
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	1,052,000	938,826
BANK Series 2021-BN38 Class C, 3.218% 12/15/2064 (c)	146,000	123,113
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	920,000	842,850
BANK Series 2022-BNK40 Class A4, 3.5027% 3/15/2064 (c)	295,000	277,556
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (c)	988,000	981,834
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (d)	531,000	390,146
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (d)	416,000	287,328
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (d)	994,000	729,560
BANK Series 2022-BNK44 Class AS, 5.7436% 11/15/2055 (c)	620,000	647,681
BANK Series 2022-BNK44 Class C, 5.7436% 11/15/2055 (c)	1,165,000	1,151,630
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (c)	826,000	860,675
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	1,239,000	1,318,449
BANK Series 2023-BNK46 Class B, 6.7741% 8/15/2056 (c)	843,000	899,083
BANK5 Series 2024-5YR12 Class C, 6.3023% 12/15/2057 (c)	824,000	850,193
BANK5 Series 2025-5YR16 Class XB, 0.3466% 8/15/2063 (c)(o)	21,600,000	397,088
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.6089% 8/14/2036 (c)(d)	483,000	457,360
BBCMS Mortgage Trust Series 2016-ETC Class E, 3.6089% 8/14/2036 (c)(d)	363,000	339,434
BBCMS Mortgage Trust Series 2019-C3 Class C, 4.178% 5/15/2052	273,000	243,689
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (d)	188,000	142,673
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	481,000	424,367
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5867% 4/15/2053 (c)	462,500	396,073
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (d)	830,000	561,498
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	283,000	254,966
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (c)	1,388,000	1,269,064
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	1,203,000	1,128,421
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	1,816,000	1,816,778
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	441,000	411,678
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055	1,426,000	1,416,791
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055 (c)	588,000	570,291
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	1,593,000	1,699,304
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.1682% 12/15/2055 (c)	756,000	788,825
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	1,016,000	1,063,976
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	886,000	936,964
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2959% 9/15/2056 (c)	625,000	677,088
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.2959% 9/15/2056 (c)	939,000	958,180
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.1308% 11/15/2056 (c)	993,000	1,017,006
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	445,000	448,585
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	290,000	293,568
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	1,329,000	1,336,338
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	534,000	541,573
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6265% 3/15/2058 (c)(d)	770,000	745,876
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (c)(d)(f)(o)	25,300,000	1,058,954
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (c)	664,000	673,904
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (d)	402,000	317,622
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.1137% 7/15/2058 (c)	820,000	835,253
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	1,536,000	1,528,764
Benchmark Mortgage Trust Series 2018-B6 Class D, 3.239% 10/10/2051 (c)(d)	613,000	462,955
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (c)(d)	351,000	276,529
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	462,000	420,903
Benchmark Mortgage Trust Series 2019-B13 Class D, 2.5% 8/15/2057 (d)(f)	672,000	395,856
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.2943% 12/15/2062 (c)(d)(f)	399,000	1,995
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.2943% 12/15/2062 (c)(d)(f)	269,000	672
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7599% 12/15/2062 (c)(o)	14,500,200	290,065
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (d)(f)	777,000	449,869
Benchmark Mortgage Trust Series 2020-B20 Class E, 2% 10/15/2053 (d)	588,000	359,952
Benchmark Mortgage Trust Series 2020-B21 Class A5, 1.9775% 12/17/2053	849,000	752,099
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	335,000	293,791
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (d)(f)	446,000	309,474
Benchmark Mortgage Trust Series 2020-B22 Class A5, 1.973% 1/15/2054	590,000	518,668
Benchmark Mortgage Trust Series 2020-IG2 Class C, 3.2524% 9/15/2048 (c)(d)(f)	315,000	175,746
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.2524% 9/15/2048 (c)(d)(f)	1,503,000	704,277
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (c)(d)	888,000	838,323
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (c)(d)	973,000	909,639
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (c)(d)	789,000	729,770
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 2.9942% 4/15/2054 (c)(d)(f)	282,000	123,133
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.3487% 7/15/2054 (c)(o)	10,987,451	522,383
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	1,716,000	1,531,625
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	532,000	499,900
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (d)(f)	949,000	568,459
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	619,000	610,246
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	618,000	614,462
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (d)	712,000	511,455
Benchmark Mortgage Trust Series 2022-B37 Class A5, 5.7495% 11/15/2055 (c)	719,000	771,511
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.941% 11/15/2055 (c)	434,000	436,023
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.7495% 11/15/2055 (c)	823,000	802,100
Benchmark Mortgage Trust Series 2023-B38 Class A4, 5.5246% 4/15/2056	613,000	646,559
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.4526% 4/15/2056 (c)	598,000	623,684
Benchmark Mortgage Trust Series 2023-B38 Class C, 6.4526% 4/15/2056 (c)	800,000	805,153
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	1,361,000	1,451,839
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.573% 7/15/2056 (c)	926,000	952,833
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	430,000	441,075
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.5985% 11/15/2041 (b)(c)(d)	1,354,000	1,354,472
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.6479% 7/15/2039 (b)(c)(d)	1,045,653	1,043,748
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)	6,906,514	6,906,514
BMO Mortgage Trust Series 2022-C1 Class 360D, 3.9387% 2/17/2055 (c)(d)(f)	441,000	353,922
BMO Mortgage Trust Series 2022-C1 Class 360E, 3.9387% 2/17/2055 (c)(d)	546,000	415,618
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	1,650,000	1,544,856
BMO Mortgage Trust Series 2022-C3 Class D, 2.5% 9/15/2054 (d)	361,000	236,798
BMO Mortgage Trust Series 2023-C4 Class B, 5.3954% 2/15/2056 (c)	473,000	482,370
BMO Mortgage Trust Series 2023-C4 Class C, 5.8625% 2/15/2056 (c)	1,315,000	1,335,936
BMO Mortgage Trust Series 2023-C4 Class D, 6.0579% 2/15/2056 (c)(d)	294,000	271,014
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	766,700	809,957
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	626,000	669,522
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (c)	1,237,000	1,327,578
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (c)	564,000	570,163
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (c)	149,000	153,297
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (c)	1,112,000	1,107,845
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.3309% 6/15/2041 (b)(c)(d)	9,351,000	9,350,995
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.6005% 6/15/2041 (b)(c)(d)	4,617,000	4,616,998
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.8002% 6/15/2041 (b)(c)(d)	3,265,000	3,266,017
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (c)(d)	962,000	997,846
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.001% 11/5/2039 (c)(d)	1,313,000	1,371,075
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (c)(d)	922,000	959,986
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (c)(d)	714,000	735,420
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (c)(d)	416,000	402,172
Bres Coml Mtg Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.5997% 11/15/2042 (b)(c)(d)	865,000	862,085
Bres Coml Mtg Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 9.1475% 11/15/2042 (b)(c)(d)	1,575,000	1,569,734
Bway Trust Series 2025-1535 Class B, 7.4615% 5/5/2042 (c)(d)	1,080,000	1,134,463
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (c)(d)	3,289,000	3,071,976
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (c)(d)	2,839,000	2,572,242
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.45% 4/15/2037 (b)(c)(d)	9,546,599	9,549,569
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.0648% 2/15/2039 (b)(c)(d)	1,953,000	1,951,715
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.6469% 5/15/2034 (b)(c)(d)	3,422,938	3,433,617
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (c)(d)	1,186,000	1,203,871
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.8015% 11/13/2046 (c)(d)	291,000	296,823
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.192% 11/13/2046 (c)(d)	1,095,000	1,120,570
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (c)(d)	3,771,000	3,998,780
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.3506% 3/15/2041 (b)(c)(d)	28,097,829	28,097,821
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.6473% 3/15/2041 (b)(c)(d)	2,428,216	2,423,034
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(d)	23,880,953	23,880,946
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.6491% 4/15/2040 (b)(c)(d)	2,993,732	3,008,694
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (c)(d)	15,916,598	15,926,525
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.6473% 5/15/2041 (b)(c)(d)	1,425,115	1,424,173
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.0053% 4/15/2034 (b)(c)(d)	3,924,672	3,902,915
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.3053% 4/15/2034 (b)(c)(d)	6,526,000	6,461,986
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.6053% 4/15/2034 (b)(c)(d)	4,315,000	4,264,498
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.9053% 4/15/2034 (b)(c)(d)	4,529,000	4,453,671
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.6053% 4/15/2034 (b)(c)(d)	861,000	829,317
BX Commercial Mortgage Trust Series 2021-MC Class G, CME Term SOFR 1 month Index + 3.2013%, 7.1603% 4/15/2034 (b)(c)(d)	397,500	373,163
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(d)	19,900,000	19,863,026
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.9723% 10/15/2036 (b)(c)(d)	2,565,000	2,557,006
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.1721% 10/15/2036 (b)(c)(d)	3,433,000	3,418,021
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.3718% 10/15/2036 (b)(c)(d)	3,333,000	3,316,380
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.021% 10/15/2036 (b)(c)(d)	11,589,000	11,545,656
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.0196% 10/15/2036 (b)(c)(d)	798,000	796,009
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)	4,863,696	4,854,597
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.2713% 2/15/2039 (b)(c)(d)	6,017,900	6,010,394
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.5207% 2/15/2039 (b)(c)(d)	5,056,800	5,050,492
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.9198% 2/15/2039 (b)(c)(d)	5,056,800	5,050,492
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.7204% 12/9/2040 (b)(c)(d)	8,237,681	8,237,679
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.1498% 12/9/2040 (b)(c)(d)	1,820,810	1,820,810
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.5991% 12/9/2040 (b)(c)(d)	986,660	987,274
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.5478% 12/9/2040 (b)(c)(d)	1,066,137	1,067,134
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.4985% 11/15/2041 (b)(c)(d)	1,016,000	1,015,728
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	3,640,861	3,616,797
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 7.6973% 2/15/2039 (b)(c)(d)	1,051,920	1,052,743
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.5474% 3/15/2034 (b)(c)(d)	865,050	858,088
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 5.7019% 4/15/2040 (b)(c)(d)	8,572,301	8,577,659
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.359% 6/15/2035 (b)(c)(d)	4,719,000	4,718,999
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.259% 6/15/2035 (b)(c)(d)	969,000	968,335
BX Trust 2019-OC11 Series 2019-OC11 Class A, 3.202% 12/9/2041 (d)	1,771,000	1,684,794
BX Trust 2019-OC11 Series 2019-OC11 Class D, 3.944% 12/9/2041 (c)(d)	84,000	80,033
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (c)(d)	6,211,000	5,736,531
BX Trust 2021-VOL Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.4735% 9/15/2036 (b)(c)(d)	2,567,395	2,565,803
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 6.9235% 9/15/2036 (b)(c)(d)	3,543,004	3,541,988
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.8484% 6/15/2041 (b)(c)(d)	695,000	691,097
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.8968% 6/15/2041 (b)(c)(d)	3,350,000	3,353,980
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)	18,406,746	18,406,747
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.6505% 4/15/2041 (b)(c)(d)	2,933,886	2,934,800
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.9001% 4/15/2041 (b)(c)(d)	2,435,529	2,437,047
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.6476% 4/15/2041 (b)(c)(d)	2,093,675	2,083,363
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.8991% 11/15/2041 (b)(c)(d)	546,641	546,982
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.8977% 11/15/2041 (b)(c)(d)	2,624,614	2,612,047
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	34,089,048	34,025,132
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.3524% 3/15/2030 (b)(c)(d)	4,991,532	4,979,066
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.5022% 3/15/2030 (b)(c)(d)	7,031,576	7,014,014
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.9003% 3/15/2030 (b)(c)(d)	3,106,883	3,087,484
BX Trust 2025-VLT6 Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.1497% 3/15/2042 (b)(c)(d)	1,621,000	1,608,857
BX Trust 2025-VLT6 Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.8986% 3/15/2042 (b)(c)(d)	1,716,000	1,670,762
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.3685% 11/15/2038 (b)(c)(d)	709,947	704,651
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8735% 2/15/2036 (b)(c)(d)	3,400,000	3,395,821
BX Trust Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.5145%, 6.4735% 2/15/2036 (b)(c)(d)	534,000	533,344
BX Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.5145%, 6.4735% 2/15/2036 (b)(c)(d)	865,146	864,082
BX Trust Series 2021-LBA Class GJV, CME Term SOFR 1 month Index + 3.1145%, 7.0735% 2/15/2036 (b)(c)(d)	1,572,000	1,568,107
BX Trust Series 2021-LBA Class GV, CME Term SOFR 1 month Index + 3.1145%, 7.0735% 2/15/2036 (b)(c)(d)	646,882	645,280
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.0735% 1/15/2034 (b)(c)(d)	2,209,900	2,208,071
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 7.9735% 1/15/2034 (b)(c)(d)	79,800	79,675
BX Trust Series 2021-RISE Class G, CME Term SOFR 1 month Index + 3.0645%, 7.0235% 11/15/2036 (b)(c)(d)	875,761	875,215
Bx Trust Series 2021-SDMF Class F, CME Term SOFR 1 month Index + 2.0515%, 6.0105% 9/15/2034 (b)(c)(d)	701,550	696,323
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.899% 4/15/2037 (b)(c)(d)	6,310,500	6,314,429
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.249% 4/15/2037 (b)(c)(d)	1,423,800	1,425,130
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.798% 4/15/2037 (b)(c)(d)	1,192,100	1,193,585
BX Trust Series 2022-IND Class F, CME Term SOFR 1 month Index + 4.786%, 8.745% 4/15/2037 (b)(c)(d)	1,633,800	1,643,240
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 6.659% 1/15/2039 (b)(c)(d)	1,175,000	1,172,803
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.309% 1/15/2039 (b)(c)(d)	1,160,000	1,157,830
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 8.159% 1/15/2039 (b)(c)(d)	378,000	377,936
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.258% 1/15/2039 (b)(c)(d)	443,000	440,185
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(d)	19,188,984	19,194,981
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.7505% 2/15/2039 (b)(c)(d)	2,028,685	2,031,214
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 7.0986% 2/15/2039 (b)(c)(d)	290,475	291,018
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.147% 2/15/2039 (b)(c)(d)	1,824,517	1,826,885
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.6502% 3/15/2041 (b)(c)(d)	4,800,289	4,801,783
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.8998% 3/15/2041 (b)(c)(d)	6,373,015	6,376,986
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(d)	11,348,000	11,325,871
BX Trust Series 2025-DIME Class E, 6.959% 2/15/2035 (c)(d)	1,590,000	1,589,007
Bx Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.909% 6/15/2040 (b)(c)(d)	321,340	322,705
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.559% 10/15/2042 (b)(c)(d)	1,095,000	1,095,438
BX Trust Series 2025-VLT7 Class D, CME Term SOFR 1 month Index + 3.25%, 7.209% 7/15/2044 (b)(c)(d)	1,040,000	1,042,275
BX Trust Series 2025-VOLT Class D, CME Term SOFR 1 month Index + 2.75%, 7% 12/15/2044 (b)(c)(d)	1,240,000	1,241,553
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (c)(d)	189,000	151,860
BXSC Commercial Mortgage Trust Series 2022-WSS Class F, 9.288% 3/15/2035 (c)(d)	1,534,000	1,528,938
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/2039 (c)(d)	976,000	704,004
CD Mortgage Trust Series 2017-CD3 Class C, 4.5811% 2/10/2050 (c)	813,000	285,748
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (d)(f)	674,286	34,910
CEDR Commercial Mortgage Trust Series 2022-SNAI Class F, CME Term SOFR 1 month Index + 3.6135%, 7.5725% 2/15/2039 (b)(c)(d)	2,211,000	2,039,394
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(d)	10,445,000	10,629,130
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (d)	113,300,000	791,287
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	17,687,366	14,437,468
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	1,838,716	1,822,205
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	2,093,503	2,059,119
Cip Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.85% 10/15/2037 (b)(c)(d)	865,000	866,038
Citigroup Commercial Mortgage Trust Series 2016-P4 Class D, 3.9351% 7/10/2049 (c)(d)	965,000	587,060
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.545% 12/10/2049 (c)(o)	20,173,060	65,405
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class D, 3% 8/10/2056 (d)	546,000	425,267
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.4222% 11/10/2042 (c)(d)	280,000	251,223
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (c)(d)	1,317,101	1,145,854
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (d)	1,029,000	727,681
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.5717% 7/10/2028 (c)(d)	695,000	714,458
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.5717% 7/10/2028 (c)(d)	676,000	685,173
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 10/12/2040 (c)(d)	1,212,000	1,214,866
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 6.0475% 10/12/2040 (c)(d)	1,566,000	1,546,500
COMM Mortgage Trust Series 2012-CR1 Class D, 5.1034% 5/15/2045 (c)(d)	659,645	606,150
COMM Mortgage Trust Series 2013-LC6 Class D, 3.7356% 1/10/2046 (c)(d)(f)	58,552	56,650
COMM Mortgage Trust Series 2014-CR15 Class D, 3.9634% 2/10/2047 (c)(d)	173,000	162,333
COMM Mortgage Trust Series 2014-CR20 Class C, 4.4144% 11/10/2047 (c)	241,211	232,776
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.6809% 3/10/2047 (c)(d)(f)	217,233	95,587
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (c)	1,423,000	1,362,380
COMM Mortgage Trust Series 2015-DC1 Class C, 4.2893% 2/10/2048 (c)	2,037,000	1,807,634
COMM Mortgage Trust Series 2015-LC19 Class C, 4.064% 2/10/2048 (c)	708,095	673,182
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (c)	739,000	686,380
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (d)	173,000	149,182
COMM Mortgage Trust Series 2017-COR2 Class C, 4.7398% 9/10/2050 (c)	648,000	621,793
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (d)	202,000	181,745
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.305% 9/15/2033 (b)(c)(d)	267,000	14,323
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.3113% 9/15/2033 (b)(c)(d)	300,000	5,594
COMM Mortgage Trust Series 2025-180W Class F, 7.3635% 8/10/2042 (c)(d)	545,000	531,423
Commercial Mortgage Trust Series 2016-CD2 Class C, 3.9725% 11/10/2049 (c)	352,000	208,680
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7225% 11/10/2049 (c)	297,949	73,844
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	4,229,000	4,239,084
Computershare Corporate Trust Series 2020-C58 Class A4, 2.092% 7/15/2053	1,162,000	1,045,370
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.8474% 8/15/2041 (b)(c)(d)	2,330,000	2,325,640
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (c)(d)	964,000	803,870
CPT Mortgage Trust Series 2019-CPT Class F, 2.9968% 11/13/2039 (c)(d)	651,000	506,595
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.3903% 6/15/2034 (b)(d)	636,000	334,052
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 month Index + 3.5737%, 7.5327% 5/9/2026 (b)(c)(d)	757,923	754,579
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2552% 6/15/2050 (c)	1,297,000	1,157,574
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	1,257,115	1,250,009
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class C, 4.7792% 4/15/2051 (c)	282,000	266,044
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	2,260,000	2,249,791
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (c)	630,000	601,384
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (c)(d)	2,477,000	2,168,765
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6362% 10/15/2051 (c)	189,000	169,505
DBGS Mortgage Trust Series 2019-1735 Class F, 4.1946% 4/10/2037 (c)(d)	665,000	452,641
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	361,000	319,076
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/2053 (d)	212,000	125,159
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3509% 8/10/2044 (c)(d)	361,160	348,415
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/2045 (c)(d)	250,000	198,754
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4748% 8/10/2049 (c)	218,000	185,773
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 7.959% 3/15/2034 (b)(c)(d)	1,603,000	1,605,569
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (c)(d)	3,443,000	3,543,135
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.4734% 1/15/2041 (c)(d)	350,000	357,135
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.7308% 1/15/2041 (c)(d)	2,865,000	2,888,304
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.7759% 1/15/2041 (c)(d)	458,000	443,149
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (d)	8,295,000	8,331,682
ELP Series 2025-ELP Class D, 5.4314% 11/13/2042 (c)(d)	550,000	553,081
ELP Series 2025-ELP Class E, 6.45% 11/13/2042 (c)(d)	650,000	653,540
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (c)(d)	1,076,000	1,100,542
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (c)(d)	908,000	930,031
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (c)(d)	193,000	197,617
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	25,115,000	25,154,189
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.559% 10/15/2042 (b)(c)(d)	4,465,000	4,473,361
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.809% 10/15/2042 (b)(c)(d)	2,180,000	2,186,858
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 7.309% 10/15/2042 (b)(c)(d)	1,055,000	1,070,688
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 8.059% 10/15/2042 (b)(c)(d)	1,055,000	1,064,210
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.609% 12/15/2039 (b)(c)(d)	1,688,000	1,702,441
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	800,000	795,513
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	2,700,000	2,680,255
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	1,800,000	1,624,416
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.7219% 3/25/2029 (b)(c)	7,581,655	7,567,885
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	2,400,000	2,435,280
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	2,200,000	2,236,578
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	4,500,000	4,578,858
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	2,300,000	2,333,570
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.54% 10/25/2030	23,300,000	23,300,000
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.1672% 8/10/2044 (c)(d)	505,077	459,863
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.1672% 8/10/2044 (c)(d)	342,592	263,961
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.1672% 8/10/2044 (c)(d)(f)	424,043	148,372
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (d)(f)	733,782	2,201
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.5879% 11/10/2045 (c)(d)	510,000	470,373
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.9615% 10/10/2048 (c)(o)	783,692	44
GS Mortgage Securities Trust Series 2016-GS4 Class C, 3.9087% 11/10/2049 (c)	264,000	244,443
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (c)	651,000	373,343
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	1,201,032	1,182,272
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	1,952,333	1,939,168
GS Mortgage Securities Trust Series 2018-GS9 Class D, 3% 3/10/2051 (d)	476,000	396,181
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (d)	853,000	716,080
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (d)	672,000	520,762
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.6967% 9/10/2052 (c)	1,996,000	1,720,160
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (d)	727,000	535,523
GS Mortgage Securities Trust Series 2020-GC45 Class D, 2.85% 2/13/2053 (d)	525,000	420,844
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (c)(d)	399,000	322,452
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.4514% 5/12/2053 (c)(d)	189,000	146,194
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (c)(d)	2,549,000	2,557,405
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.538% 8/10/2041 (c)(d)	557,000	567,300
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.4126% 11/25/2041 (b)(c)(d)	662,000	662,283
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 8.109% 7/15/2040 (b)(c)(d)	1,554,000	1,553,377
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.659% 10/15/2035 (b)(c)(d)	2,715,000	2,715,848
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (c)(d)	2,849,000	2,810,266
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (c)(d)	2,093,000	2,046,214
Home Partners of America Trust Series 2019-1 Class E, 3.604% 9/17/2039 (d)	304,110	295,483
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (d)	76,218	73,063
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.4431% 7/10/2039 (c)(d)	483,000	443,270
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (c)(d)	7,341,000	7,401,223
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.809% 3/15/2042 (b)(c)(d)	799,000	799,997
Ip 2025-Ip Mtg Tr Series 2025-IP Class F, 7.7123% 6/10/2042 (c)(d)	704,000	716,375
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (d)	106,000	104,692
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.5653% 1/15/2048 (c)(d)	2,126,000	1,860,207
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA, 0% 7/15/2048 (c)(o)	2,805,536	28
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.7056% 11/15/2048 (c)	1,368,000	431,262
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3742% 12/15/2049 (c)(d)	696,000	505,176
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	452,975	449,815
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	1,618,395	1,603,173
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	775,192	770,627
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class C, 3.0189% 12/15/2049 (c)	343,000	289,848
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.0189% 12/15/2049 (c)(d)(f)	681,000	468,894
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2557% 6/15/2051 (c)(d)	223,000	176,669
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (d)(f)	315,000	158,364
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	427,639
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (d)	399,000	221,541
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6895% 6/15/2045 (c)(d)	634,858	622,123
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (d)	615,000	525,287
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (d)	674,000	449,720
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class C, 3.9582% 4/15/2046 (c)(f)	584,000	292,000
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.1987% 4/15/2046 (c)	907,000	54,420
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (c)(d)	1,014,000	507
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.9314% 6/10/2027 (c)(d)(f)	516,000	1,298
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (c)(d)	830,000	2,067
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (c)(d)	409,000	42,511
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	4,763,000	4,524,945
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	1,323,000	899,799
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)(f)	2,354,000	1,288,338
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (c)(d)(o)	19,961,000	435,144
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (d)	887,000	840,399
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.7828% 6/5/2039 (c)(d)	496,000	452,020
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (c)(d)	938,000	837,383
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (d)	401,000	120,312
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (d)(f)	642,000	122,320
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.6882% 1/16/2037 (c)(d)	252,000	24,578
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (c)(d)	1,728,000	1,703,723
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 5.83% 8/15/2038 (b)(c)(d)	289,622	286,399
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.38% 8/15/2038 (b)(c)(d)	1,541,342	1,520,381
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.03% 8/15/2038 (b)(c)(d)	1,103,934	1,091,318
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.959% 3/15/2042 (b)(c)(d)	1,256,000	1,249,803
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 7.6471% 6/15/2039 (b)(c)(d)	480,000	481,198
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.396% 6/15/2039 (b)(c)(d)	885,000	884,801
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.2542% 5/15/2039 (b)(c)(d)	26,961,000	25,988,641
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.7529% 5/15/2039 (b)(c)(d)	16,119,000	14,477,559
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.0521% 5/15/2039 (b)(c)(d)	9,032,000	8,089,788
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.5009% 5/15/2039 (b)(c)(d)(f)	8,027,000	6,193,151
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.1735% 3/15/2038 (b)(c)(d)	223,105	222,019
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.4735% 3/15/2038 (b)(c)(d)	2,033,500	2,017,197
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.8235% 3/15/2038 (b)(c)(d)	1,776,600	1,759,005
LV Trust Series 2024-SHOW Class C, 6.0739% 10/10/2041 (c)(d)	880,000	892,077
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/2040 (c)(d)	455,000	334,216
Mft Trust Series 2020-B6 Class C, 3.2828% 8/10/2040 (c)(d)(f)	399,000	249,327
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 6.6744% 4/15/2038 (b)(c)(d)	1,104,800	1,106,175
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.2744% 4/15/2038 (b)(c)(d)	3,302,400	3,306,511
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.4735% 5/15/2038 (b)(c)(d)	1,115,200	1,115,199
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.7735% 7/15/2038 (b)(c)(d)	1,900,000	1,895,863
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.8235% 7/15/2038 (b)(c)(d)	1,001,000	996,951
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.0235% 7/15/2038 (b)(c)(d)	724,000	718,819
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.2182% 1/15/2039 (b)(c)(d)	965,600	964,400
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.9165% 1/15/2027 (b)(c)(d)	504,000	503,969
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 6.609% 9/15/2040 (b)(c)(d)	1,030,000	1,027,385
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.459% 9/15/2040 (b)(c)(d)	1,675,000	1,670,137
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (d)	490,000	500,475
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	514,000	535,788
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3446% 11/15/2045 (c)(d)	378,000	52,946
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013 Class C, 4.0367% 2/15/2046 (c)	22,376	21,202
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.7027% 10/15/2046 (c)(d)	713,000	663,682
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.7968% 5/15/2046 (c)(d)	644,000	593,427
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class C, 4.0067% 9/15/2049 (c)	151,000	136,156
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class C, 4.2449% 11/15/2049 (c)	343,000	308,706
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class C, 4.2615% 12/15/2049 (c)	236,000	224,945
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (d)	520,000	457,805
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class C, 3.536% 2/15/2053	115,000	103,008
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (c)(d)	294,264	291,409
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.4877% 6/15/2044 (c)(d)(o)	1,344,918	4,982
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.9406% 7/15/2049 (c)(d)	163,496	160,946
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.9406% 7/15/2049 (c)(d)	182,000	174,737
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9406% 7/15/2049 (c)(d)	616,400	584,175
Morgan Stanley Capital I Trust Series 2014-150E Class C, 4.295% 9/9/2032 (c)(d)	238,000	188,058
Morgan Stanley Capital I Trust Series 2014-150E Class F, 4.295% 9/9/2032 (c)(d)	401,000	238,659
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.1503% 5/15/2048 (c)	257,409	247,756
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.1503% 5/15/2048 (c)	662,000	601,427
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.1503% 5/15/2048 (c)(d)	258,000	217,071
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 3.8736% 11/15/2049 (c)	343,000	307,800
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (d)	798,000	588,426
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	633,000	622,712
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,123,000	1,058,940
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (d)	1,912,000	1,616,196
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	1,159,000	1,046,405
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,779,000	4,753,350
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.0235% 12/15/2036 (b)(c)(d)	5,100,000	3,897,021
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.4276% 4/5/2042 (c)(d)	252,000	199,737
Morgan Stanley Capital I Trust Series 2020-HR8 Class D, 2.5% 7/15/2053 (d)	420,000	329,247
Morgan Stanley Capital I Trust Series 2021-L5 Class A4, 2.728% 5/15/2054	1,892,000	1,728,874
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (d)	800,480	845,659
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(d)	964,000	928,299
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.1459% 9/24/2057 (c)(d)	1,040,000	997,453
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (c)(d)	170,000	148,131
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	919,000	982,237
MSWF Commercial Mortgage Trust Series 2023-1 Class C, 6.9056% 5/15/2056 (c)	613,000	647,187
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8763% 12/15/2056 (c)	637,000	687,162
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0183% 12/15/2056 (c)	496,000	528,671
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (d)	208,000	167,003
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.1346% 5/15/2039 (c)(d)	753,000	698,260
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.1346% 5/15/2039 (c)(d)	768,000	686,080
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (c)(d)	1,042,000	1,062,913
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (c)(d)	3,976,000	4,027,541
NYT Mortgage Trust Series 2019-NYT Class F, CME Term SOFR 1 month Index + 3.297%, 7.256% 12/15/2035 (b)(c)(d)	775,000	683,949
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 7.797% 11/15/2040 (b)(c)(d)	4,326,026	4,328,715
OPEN Trust Series 2023-AIR Class C, CME Term SOFR 1 month Index + 5.2359%, 9.1949% 11/15/2040 (b)(c)(d)	594,400	594,768
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 10.6427% 11/15/2040 (b)(c)(d)	1,866,400	1,867,558
OPEN Trust Series 2023-AIR Class E, CME Term SOFR 1 month Index + 9.4295%, 13.3885% 11/15/2040 (b)(c)(d)	792,000	791,205
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.4235% 7/15/2038 (b)(c)(d)(f)	553,000	148,254
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 10.0735% 7/15/2038 (b)(c)(d)	157,000	18,350
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (d)	862,000	820,416
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (d)	3,641,000	3,110,506
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (c)(d)	707,000	707,718
PRM Trust Series 2025-PRM6 Class F, 7.0585% 7/5/2033 (c)(d)	1,591,000	1,587,968
PRM5 Trust Series 2025-PRM5 Class E, 6.8678% 3/10/2033 (c)(d)	2,150,000	2,158,309
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (d)	61,171	62,381
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (d)	1,933,000	2,040,466
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.209% 8/15/2042 (b)(c)(d)	3,200,000	3,201,997
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.1475% 11/15/2034 (b)(c)(d)	1,427,000	1,428,781
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.146% 11/15/2034 (b)(c)(d)	1,189,000	1,186,311
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (c)(d)	1,326,000	1,029,786
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.559% 10/15/2041 (b)(c)(d)	1,860,000	1,861,163
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.409% 10/15/2041 (b)(c)(d)	656,000	660,817
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 6.659% 1/15/2039 (b)(c)(d)	2,479,000	2,462,034
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.309% 1/15/2039 (b)(c)(d)	447,000	442,545
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 5.959% 2/15/2039 (b)(c)(d)	4,281,000	4,280,210
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.609% 2/15/2039 (b)(c)(d)	2,226,000	2,230,472
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	15,232,523	15,218,290
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.1532% 11/15/2038 (b)(c)(d)	11,006,439	10,996,155
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.4024% 11/15/2038 (b)(c)(d)	4,770,492	4,766,034
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.6516% 11/15/2038 (b)(c)(d)	3,134,751	3,131,821
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.0472% 11/15/2038 (b)(c)(d)	2,688,487	2,685,209
SREIT Trust Series 2021-MFP2 Class G, CME Term SOFR 1 month Index + 3.082%, 7.041% 11/15/2036 (b)(c)(d)	615,000	615,373
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 7.989% 11/15/2036 (b)(c)(d)	1,795,000	1,793,127
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 7.6896% 10/15/2034 (b)(c)(d)	1,131,000	1,130,007
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 6.976% 11/15/2036 (b)(c)(d)	1,281,000	1,279,406
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.624% 11/15/2036 (b)(c)(d)	1,380,000	1,377,425
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.273% 11/15/2036 (b)(c)(d)	294,000	292,261
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.9889% 2/12/2041 (c)(d)	104,000	75,841
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.1979% 2/15/2042 (b)(c)(d)	3,876,000	3,813,186
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	14,168,000	14,167,992
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.5514% 12/15/2039 (b)(c)(d)	3,451,000	3,450,997
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.9508% 12/15/2039 (b)(c)(d)	2,544,000	2,547,175
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/2040 (d)	1,407,000	1,423,096
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (c)(d)	243,650	220,508
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (c)(d)(f)	418,000	148,026
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9698% 12/15/2050 (c)(o)	22,508,897	368,804
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.682% 2/15/2051 (c)	189,000	175,564
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	1,300,000	1,284,225
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.3235% 7/15/2039 (b)(c)(d)	577,000	558,735
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 7.9735% 7/15/2039 (b)(c)(d)	767,000	655,905
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 9.0735% 7/15/2039 (b)(c)(d)(f)	168,000	120,146
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 5.8383% 7/13/2044 (c)(d)	1,095,000	1,117,418
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.2261% 7/13/2044 (c)(d)	765,000	782,020
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.6756% 7/13/2044 (c)(d)	540,000	546,667
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	12,891,000	11,092,006
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	800,000	657,291
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (c)(d)	19,300,000	341,614
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (c)(d)	375,000	377,820
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (c)(d)	1,080,000	1,088,001
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4 Class D, 3.7578% 12/15/2048 (c)	180,395	176,336
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class C, 3.071% 8/15/2049	254,000	176,194
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA, 2.0324% 6/15/2049 (c)(o)	7,977,213	11,836
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class C, 4.3264% 12/15/2059 (c)	328,000	320,745
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.342% 11/15/2049 (c)	745,000	718,491
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	989,586	985,103
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	1,447,757	1,440,497
Wells Fargo Commercial Mortgage Trust Series 2018-C43 Class C, 4.514% 3/15/2051	228,000	211,384
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (d)	712,000	507,159
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9006% 8/15/2051 (c)(o)	22,345,082	361,771
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (c)	1,633,000	1,589,774
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	2,191,081	2,134,059
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (d)	581,000	463,653
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	1,195,000	1,067,973
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (d)	495,000	380,325
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4, 2.658% 11/15/2054	619,000	558,210
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.2735% 5/15/2031 (b)(c)(d)	8,949,000	8,931,460
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.7145%, 6.6735% 2/15/2040 (b)(c)(d)	173,600	173,361
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class E, CME Term SOFR 1 month Index + 3.8645%, 7.8235% 2/15/2040 (b)(c)(d)	124,000	123,833
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.5743% 7/15/2035 (c)(d)	1,564,000	1,584,125
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3331% 11/15/2057 (c)	1,323,000	1,362,444
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.0229% 8/15/2041 (b)(c)(d)	2,521,660	2,511,403
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 5.7233% 8/15/2041 (b)(c)(d)	3,833,388	3,833,519
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (c)	1,095,000	1,100,819
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (c)(d)	9,402,000	9,451,550
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 5.8545% 3/15/2044 (c)(d)(f)	241,191	86,833
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 4.984% 6/15/2044 (c)(d)	159,493	154,314
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 4.984% 6/15/2044 (c)(d)	183,000	172,446
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (c)(f)	203,000	65,312
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.0662% 3/15/2045 (c)(d)	443,749	389,197
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0662% 3/15/2045 (c)(d)	976,128	686,772
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 4.0874% 5/15/2045 (c)(d)	245,733	225,465
WF-RBS Commercial Mortgage Trust Series 2013-C16 Class D, 4.5103% 9/15/2046 (c)(d)	30,266	29,208
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	827,000	796,225
WFCM Series 2022-C62 Class C, 4.3447% 4/15/2055 (c)	1,077,000	922,300
WFCM Series 2022-C62 Class D, 2.5% 4/15/2055 (d)(f)	756,000	463,455
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (c)(d)	873,000	897,344
Worldwide Plaza Trust Series 2017-WWP Class E, 3.5955% 11/10/2036 (c)(d)	198,000	2,016
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/2036 (c)(d)	1,082,000	5,594
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (c)(d)	289,000	174,128
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (c)(d)(f)	755,000	249,165
TOTAL UNITED STATES		1,036,161,655
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,060,620,316)		1,037,229,619

Common Stocks - 0.1%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (f)	148,968	2,255,758
Altice France Holding SA rights (d)(f)(p)	2,350	27,077

TOTAL FRANCE		2,282,835
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
New Cineworld Ltd (f)(p)	64,448	1,426,234
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (f)	5,021	19,245
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (f)(p)	40,185	429,176
Specialty Retail - 0.0%
White Iris LLC (f)	8,239	203,338
TOTAL CONSUMER DISCRETIONARY		632,514

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (f)(q)	8,227	329,073
Energy - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (f)(p)	55,600	1
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	38,582	1,843,448
EP Energy Corp (f)(p)	3,729	6,116
Expand Energy Corp	45,652	5,566,349
Expand Energy Corp (r)	351	42,797
Exxon Mobil Corp	12,988	1,505,569
Mesquite Energy Inc (f)(p)	66,231	13,571,471
New Fortress Energy Inc	30,121	36,748
		22,572,498
TOTAL ENERGY		22,572,499

Financials - 0.0%
Financial Services - 0.0%
ACNR Holdings Inc (f)(p)	17,611	2,112,968
Carnelian Point Holdings LP warrants 6/30/2027 (f)(p)	1,272	3,714
Limetree Bay Cayman Ltd (f)(p)	464	0
		2,116,682
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (f)(p)	132,794	1,577,593
Cano Health LLC warrants 6/28/2029 (f)(p)	7,062	21,821
		1,599,414
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (f)(p)	40,553	1,216,996
TOTAL UNITED STATES		28,486,423
TOTAL COMMON STOCKS (Cost $14,702,905)		32,195,492

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (d)	1,129,000	1,086,009
UNITED STATES - 0.1%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	4,169,498	9,836,163
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	4,047,000	3,775,851
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	913,000	1,149,185
ON Semiconductor Corp 0% 5/1/2027 (s)	1,119,000	1,286,657
Wolfspeed Inc 2.5% 6/15/2031	465,000	787,885
Wolfspeed Inc 2.5% 6/15/2031 (d)	129,000	218,574
		3,442,301
Software - 0.0%
Riot Platforms Inc 0.75% 1/15/2030 (d)	1,609,000	2,135,953
Terawulf Inc 0% 5/1/2032 (d)(s)	873,000	886,823
		3,022,776
TOTAL INFORMATION TECHNOLOGY		6,465,077

Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	1,715,000	1,758,733
TOTAL UNITED STATES		21,835,824
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $16,209,873)		22,921,833

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (f)	80,261	2,147,785
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (b)(c)	37,320	939,904
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (b)(c)	11,400	296,099
		1,236,003
TOTAL FINANCIALS		3,383,788

Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A,1.95%	11,325	284,484
TOTAL UNITED STATES		3,668,272
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,316,742)		3,668,272

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (d)		945,000	940,570
Angola Republic 8.75% 4/14/2032 (d)		720,000	687,600
Angola Republic 9.244% 1/15/2031 (d)		325,000	320,938
Angola Republic 9.375% 5/8/2048 (d)		735,000	639,450
Angola Republic 9.875% 10/15/2035 (d)		345,000	336,375
TOTAL ANGOLA			2,924,933
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (h)		8,220,540	6,798,387
Argentine Republic 1% 7/9/2029		1,121,538	977,980
Argentine Republic 3.5% 7/9/2041 (h)		1,920,000	1,279,680
Argentine Republic 4.125% 7/9/2035 (h)		7,928,814	5,638,378
Argentine Republic 5% 1/9/2038 (h)		4,159,773	3,103,191
TOTAL ARGENTINA			17,797,616
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (d)		520,000	471,900
Republic of Armenia 6.75% 3/12/2035 (d)		1,145,000	1,185,934
TOTAL ARMENIA			1,657,834
BAHAMAS (NASSAU) - 0.0%
Bahamas Government International Bond 8.25% 6/24/2036 (d)		870,000	942,645
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (d)		310,000	297,309
Bahrain Kingdom 5.875% 2/6/2034 (d)		460,000	459,259
Bahrain Kingdom 6.625% 10/6/2037 (d)		345,000	346,087
Bahrain Kingdom 7.5% 2/12/2036 (d)		365,000	395,569
TOTAL BAHRAIN			1,498,224
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (d)		1,200,000	1,219,332
Republic of Benin 8.375% 1/23/2041 (d)		220,000	227,700
TOTAL BENIN			1,447,032
BERMUDA - 0.0%
Bermuda 2.375% 8/20/2030 (d)		280,000	254,800
Bermuda 3.375% 8/20/2050 (d)		230,000	161,920
Bermuda 3.717% 1/25/2027 (d)		1,185,000	1,176,854
Bermuda 4.75% 2/15/2029 (d)		520,000	523,411
Bermuda 5% 7/15/2032 (d)		390,000	396,581
TOTAL BERMUDA			2,513,566
BRAZIL - 0.0%
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		1,535,000	1,468,995
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		735,000	628,793
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		595,000	605,710
Brazil Notas do Tesouro Nacional Serie B 6.625% 3/15/2035		510,000	527,340
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		840,000	926,520
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		1,976,000	2,309,944
TOTAL BRAZIL			6,467,302
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	835,000	553,016
Canadian Government 2% 6/1/2032	CAD	360,000	243,736
Canadian Government 2.75% 6/1/2033	CAD	1,250,000	879,572
Canadian Government 3% 6/1/2034	CAD	620,000	441,411
TOTAL CANADA			2,117,735
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		2,145,000	1,959,458
Chilean Republic 2.75% 1/31/2027		425,000	418,200
Chilean Republic 3.1% 1/22/2061		1,525,000	977,525
Chilean Republic 3.25% 9/21/2071		250,000	159,749
Chilean Republic 3.5% 1/31/2034		280,000	258,300
Chilean Republic 4% 1/31/2052		245,000	197,838
Chilean Republic 4.34% 3/7/2042		360,000	324,900
Chilean Republic 5.33% 1/5/2054		905,000	895,045
TOTAL CHILE			5,191,015
COLOMBIA - 0.2%
Colombian Republic 3% 1/30/2030		1,800,000	1,622,700
Colombian Republic 3.125% 4/15/2031		785,000	681,184
Colombian Republic 3.25% 4/22/2032		400,000	339,200
Colombian Republic 4.125% 5/15/2051		325,000	204,425
Colombian Republic 5% 6/15/2045		2,135,000	1,586,305
Colombian Republic 5.2% 5/15/2049		900,000	668,250
Colombian Republic 6.125% 1/18/2041		60,000	53,459
Colombian Republic 7.375% 4/25/2030		470,000	497,495
Colombian Republic 7.375% 9/18/2037		205,000	210,535
Colombian Republic 7.5% 2/2/2034		395,000	415,540
Colombian Republic 8% 11/14/2035		3,758,000	4,051,124
Colombian Republic 8% 4/20/2033		730,000	794,240
Colombian Republic 8.5% 4/25/2035		530,000	595,323
Colombian Republic 8.75% 11/14/2053		540,000	603,720
TOTAL COLOMBIA			12,323,500
COSTA RICA - 0.0%
Costa Rica Government International Bond 5.625% 4/30/2043 (d)		485,000	458,810
Costa Rica Government International Bond 6.125% 2/19/2031 (d)		265,000	276,660
Costa Rica Government International Bond 6.55% 4/3/2034 (d)		220,000	236,665
Costa Rica Government International Bond 7.3% 11/13/2054 (d)		560,000	621,180
TOTAL COSTA RICA			1,593,315
COTE D'IVOIRE - 0.0%
Ivory Coast Government Bond 6.125% 6/15/2033 (d)		1,680,000	1,622,460
Ivory Coast Government Bond 6.375% 3/3/2028 (d)		954,000	964,680
Ivory Coast Government Bond 8.075% 4/1/2036 (d)		535,000	555,442
TOTAL COTE D'IVOIRE			3,142,582
DOMINICAN REPUBLIC - 0.0%
Dominican Republic Bond 4.5% 1/30/2030 (d)		710,000	690,209
Dominican Republic Bond 4.875% 9/23/2032 (d)		2,145,000	2,044,920
Dominican Republic Bond 5.95% 1/25/2027 (d)		1,164,000	1,175,290
Dominican Republic Bond 6% 7/19/2028 (d)		549,000	562,176
Dominican Republic Bond 6.5% 2/15/2048 (d)		300,000	298,274
Dominican Republic Bond 6.6% 6/1/2036 (d)		419,000	438,693
Dominican Republic Bond 6.85% 1/27/2045 (d)		1,012,000	1,043,372
Dominican Republic Bond 7.05% 2/3/2031 (d)		795,000	851,048
Dominican Republic Bond 7.15% 2/24/2055 (d)		705,000	752,147
Dominican Republic Bond 7.45% 4/30/2044 (d)		401,000	439,997
TOTAL DOMINICAN REPUBLIC			8,296,126
ECUADOR - 0.0%
Ecuador Government International Bond 6.9% 7/31/2030 (d)(h)		2,331,487	2,267,371
Ecuador Government International Bond 6.9% 7/31/2035 (d)(h)		1,615,000	1,379,210
TOTAL ECUADOR			3,646,581
EGYPT - 0.0%
Arab Republic of Egypt 7.0529% 1/15/2032 (d)		25,000	25,117
Arab Republic of Egypt 7.5% 1/31/2027 (d)		1,403,000	1,437,641
Arab Republic of Egypt 7.5% 2/16/2061 (d)		1,435,000	1,188,094
Arab Republic of Egypt 7.6003% 3/1/2029 (d)		560,000	587,664
Arab Republic of Egypt 7.625% 5/29/2032 (d)		700,000	716,100
Arab Republic of Egypt 7.903% 2/21/2048 (d)		684,000	601,496
Arab Republic of Egypt 8.5% 1/31/2047 (d)		904,000	844,110
Arab Republic of Egypt 8.7002% 3/1/2049 (d)		1,105,000	1,046,302
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (d)		340,000	351,597
TOTAL EGYPT			6,798,121
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (d)		540,000	12,419
El Salvador Republic 7.1246% 1/20/2050 (d)		405,000	363,893
El Salvador Republic 7.625% 2/1/2041 (d)		120,000	118,200
El Salvador Republic 7.65% 6/15/2035 (d)		415,000	426,720
El Salvador Republic 9.25% 4/17/2030 (d)		540,000	580,230
El Salvador Republic 9.65% 11/21/2054 (d)		320,000	361,016
TOTAL EL SALVADOR			1,862,478
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (d)		630,000	474,075
Gabonese Republic 7% 11/24/2031 (d)		300,000	224,325
TOTAL GABON			698,400
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (d)		650,000	639,844
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (t)	EUR	2,271,000	2,682,061
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (d)(s)		39,468	34,337
Ghana Republic 0% 7/3/2026 (d)(s)		29,360	28,626
Ghana Republic 5% 7/3/2029 (d)(h)		509,070	497,616
Ghana Republic 5% 7/3/2035 (d)(h)		573,580	507,262
TOTAL GHANA			1,067,841
GUATEMALA - 0.0%
Guatemala Government Bond 4.875% 2/13/2028 (d)		385,000	384,280
Guatemala Government Bond 4.9% 6/1/2030 (d)		325,000	322,318
Guatemala Government Bond 6.125% 6/1/2050 (d)		565,000	548,276
Guatemala Government Bond 6.25% 8/15/2036 (d)		870,000	905,018
Guatemala Government Bond 6.6% 6/13/2036 (d)		535,000	572,049
Guatemala Government Bond 6.875% 8/15/2055 (d)		530,000	563,658
TOTAL GUATEMALA			3,295,599
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (d)		285,000	244,922
Hungary Government 3.125% 9/21/2051 (d)		605,000	374,798
Hungary Government 5.25% 6/16/2029 (d)		610,000	620,306
Hungary Government 5.5% 6/16/2034 (d)		1,025,000	1,036,870
Hungary Government 6.125% 5/22/2028 (d)		385,000	399,239
Hungary Government 6.25% 9/22/2032 (d)		385,000	410,988
Hungary Government 6.75% 9/25/2052 (d)		270,000	290,789
TOTAL HUNGARY			3,377,912
INDONESIA - 0.1%
Indonesia Government 3.2% 9/23/2061		645,000	421,023
Indonesia Government 3.5% 2/14/2050		730,000	539,744
Indonesia Government 3.85% 10/15/2030		460,000	452,094
Indonesia Government 4.1% 4/24/2028		705,000	706,542
Indonesia Government 4.2% 10/15/2050		24,000,000	19,920,000
Indonesia Government 4.35% 1/11/2048		655,000	568,704
Indonesia Government 5.125% 1/15/2045 (d)		1,660,000	1,648,065
Indonesia Government 5.25% 1/17/2042 (d)		485,000	489,547
Indonesia Government 5.95% 1/8/2046 (d)		560,000	600,775
Indonesia Government 6.75% 1/15/2044 (d)		380,000	441,559
Indonesia Government 7.75% 1/17/2038 (d)		1,897,000	2,364,136
Indonesia Government 8.5% 10/12/2035 (d)		1,910,000	2,444,800
TOTAL INDONESIA			30,596,989
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		1,090,000	744,473
Israel Government 5.75% 3/12/2054		600,000	585,246
TOTAL ISRAEL			1,329,719
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		250,000	300,043
JAPAN - 0.0%
Japan Government 0.1% 9/20/2028	JPY	713,500,000	4,447,722
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (d)		155,000	154,728
Jordan Government 7.5% 1/13/2029 (d)		750,000	787,463
Jordan Government 7.75% 1/15/2028 (d)		445,000	463,637
TOTAL JORDAN			1,405,828
KENYA - 0.0%
Republic of Kenya Government Bond 6.3% 1/23/2034 (d)		470,000	409,337
Republic of Kenya Government Bond 8.8% 10/9/2038 (d)		315,000	304,665
Republic of Kenya Government Bond 9.5% 3/5/2036 (d)		200,000	202,400
Republic of Kenya Government Bond 9.75% 2/16/2031 (d)		660,000	703,725
TOTAL KENYA			1,620,127
LEBANON - 0.0%
Lebanon Republic 5.8% (e)(t)		1,113,000	244,304
Lebanon Republic 6.375% (e)(t)		482,000	105,798
Lebanon Republic 8.25% (e)(t)		1,060,000	232,670
TOTAL LEBANON			582,772
MEXICO - 0.1%
United Mexican States 2.659% 5/24/2031		665,000	593,180
United Mexican States 3.25% 4/16/2030		1,145,000	1,083,170
United Mexican States 3.5% 2/12/2034		1,095,000	949,913
United Mexican States 3.75% 1/11/2028		820,000	811,800
United Mexican States 3.75% 4/19/2071		1,230,000	738,615
United Mexican States 3.771% 5/24/2061		840,000	525,420
United Mexican States 4.5% 4/22/2029		485,000	486,939
United Mexican States 4.875% 5/19/2033		560,000	540,680
United Mexican States 5.375% 3/22/2033		625,000	623,438
United Mexican States 5.75% 10/12/2110		1,085,000	930,930
United Mexican States 6% 5/7/2036		1,050,000	1,073,297
United Mexican States 6.05% 1/11/2040		980,000	981,470
United Mexican States 6.338% 5/4/2053		540,000	523,422
United Mexican States 6.35% 2/9/2035		780,000	821,808
United Mexican States 6.875% 5/13/2037		460,000	495,650
United Mexican States 7.375% 5/13/2055		930,000	1,019,280
TOTAL MEXICO			12,199,012
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (d)		655,000	673,013
Mongolia Government 7.875% 6/5/2029 (d)		200,000	212,750
TOTAL MONGOLIA			885,763
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (d)		1,890,000	2,025,948
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (d)		870,000	943,080
MULTI-NATIONAL - 0.2%
European Union 3.375% 12/12/2035 (t)	EUR	8,295,000	9,867,771
European Union 3.75% 10/12/2045 (t)	EUR	1,000,000	1,156,024
European Union 4% 4/4/2044 (t)	EUR	2,060,000	2,483,840
TOTAL MULTI-NATIONAL			13,507,635
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (d)		1,740,000	1,723,566
Republic of Nigeria 6.5% 11/28/2027 (d)		375,000	377,343
Republic of Nigeria 7.143% 2/23/2030 (d)		1,150,000	1,163,168
Republic of Nigeria 7.696% 2/23/2038 (d)		480,000	469,800
Republic of Nigeria 7.875% 2/16/2032 (d)		810,000	829,238
Republic of Nigeria 9.1297% 1/13/2046 (d)		385,000	408,292
TOTAL NIGERIA			4,971,407
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (d)		1,144,000	1,169,169
Oman Sultanate 6% 8/1/2029 (d)		720,000	753,055
Oman Sultanate 6.25% 1/25/2031 (d)		520,000	557,138
Oman Sultanate 6.5% 3/8/2047 (d)		670,000	728,876
Oman Sultanate 6.75% 1/17/2048 (d)		956,000	1,061,762
Oman Sultanate 7% 1/25/2051 (d)		230,000	263,996
TOTAL OMAN			4,533,996
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (d)		1,205,000	1,198,975
Islamic Republic of Pakistan 6.875% 12/5/2027 (d)		750,000	750,602
Islamic Republic of Pakistan 7.375% 4/8/2031 (d)		1,165,000	1,144,030
TOTAL PAKISTAN			3,093,607
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		615,000	534,128
Panamanian Republic 3.87% 7/23/2060		1,055,000	694,190
Panamanian Republic 4.5% 4/16/2050		1,455,000	1,106,164
Panamanian Republic 6.4% 2/14/2035		370,000	385,839
Panamanian Republic 7.875% 3/1/2057		545,000	631,161
Panamanian Republic 8% 3/1/2038		575,000	661,760
TOTAL PANAMA			4,013,242
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (d)		320,000	282,240
Republic of Paraguay 4.95% 4/28/2031 (d)		1,050,000	1,058,400
Republic of Paraguay 5.4% 3/30/2050 (d)		330,000	304,920
Republic of Paraguay 6% 2/9/2036 (d)		355,000	376,080
Republic of Paraguay 6.65% 3/4/2055 (d)		325,000	348,663
TOTAL PARAGUAY			2,370,303
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		1,300,000	1,206,400
Peruvian Republic 3% 1/15/2034		610,000	532,225
Peruvian Republic 3.3% 3/11/2041		700,000	546,700
TOTAL PERU			2,285,325
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		665,000	447,213
Philippine Republic 2.95% 5/5/2045		270,000	192,240
Philippine Republic 5% 7/17/2033		360,000	369,450
Philippine Republic 5.5% 1/17/2048		320,000	324,400
Philippine Republic 5.6% 5/14/2049		555,000	566,794
Philippine Republic 5.609% 4/13/2033		520,000	553,800
Philippine Republic 5.95% 10/13/2047		830,000	885,506
TOTAL PHILIPPINES			3,339,403
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (d)		335,000	347,670
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (d)		315,000	334,656
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (d)		925,000	977,142
Republic of Poland 5.5% 3/18/2054		540,000	526,095
Republic of Poland 5.5% 4/4/2053		370,000	358,888
Republic of Poland 5.75% 11/16/2032		725,000	780,173
TOTAL POLAND			3,324,624
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (d)		1,880,000	1,701,250
State of Qatar 4.625% 6/2/2046 (d)		1,255,000	1,183,509
State of Qatar 4.817% 3/14/2049 (d)		975,000	940,924
State of Qatar 5.103% 4/23/2048 (d)		2,335,000	2,343,721
State of Qatar 9.75% 6/15/2030 (d)		413,000	512,896
TOTAL QATAR			6,682,300
ROMANIA - 0.0%
Romanian Republic 2.124% 7/16/2031 (t)	EUR	425,000	432,400
Romanian Republic 3% 2/27/2027 (d)		487,000	477,747
Romanian Republic 3.625% 3/27/2032 (d)		652,000	591,892
Romanian Republic 4% 2/14/2051 (d)		715,000	489,510
Romanian Republic 5.75% 9/16/2030 (d)		704,000	721,632
Romanian Republic 5.875% 7/11/2032 (t)	EUR	1,725,000	2,099,803
Romanian Republic 6% 5/25/2034 (d)		515,000	518,636
Romanian Republic 6.375% 9/18/2033 (t)	EUR	535,000	665,981
Romanian Republic 6.625% 2/17/2028 (d)		385,000	400,704
Romanian Republic 7.125% 1/17/2033 (d)		365,000	395,342
Romanian Republic 7.5% 2/10/2037 (d)		1,064,000	1,166,910
TOTAL ROMANIA			7,960,557
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (d)		1,015,000	928,410
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (d)		1,240,000	1,067,566
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)		5,890,000	5,629,132
Kingdom of Saudi Arabia 3.45% 2/2/2061 (d)		1,940,000	1,284,047
Kingdom of Saudi Arabia 3.75% 1/21/2055 (d)		975,000	711,262
Kingdom of Saudi Arabia 4.5% 10/26/2046 (d)		1,150,000	1,002,018
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)		4,190,000	3,460,898
Kingdom of Saudi Arabia 4.625% 10/4/2047 (d)		850,000	749,003
TOTAL SAUDI ARABIA			13,903,926
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (d)		580,000	353,800
Republic of Senegal 6.75% 3/13/2048 (d)		370,000	207,547
TOTAL SENEGAL			561,347
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (d)		1,110,000	968,475
Republic of Serbia 6% 6/12/2034 (d)		385,000	400,015
Republic of Serbia 6.5% 9/26/2033 (d)		725,000	782,299
TOTAL SERBIA			2,150,789
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		480,000	486,307
South African Republic 4.85% 9/30/2029		335,000	334,427
South African Republic 5% 10/12/2046		670,000	526,030
South African Republic 5.65% 9/27/2047		480,000	406,438
South African Republic 5.75% 9/30/2049		1,070,000	903,615
South African Republic 5.875% 4/20/2032		675,000	694,190
South African Republic 7.1% 11/19/2036 (d)		885,000	952,924
TOTAL SOUTH AFRICA			4,303,931
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (d)(h)		419,911	395,241
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (d)(h)		1,472,695	1,276,827
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (d)(h)		579,179	530,528
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (d)(h)		289,466	263,125
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (d)(h)		162,088	123,004
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (d)		305,357	292,226
TOTAL SRI LANKA			2,880,951
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		1,280,000	1,280,000
Turkish Republic 4.75% 1/26/2026		750,000	750,375
Turkish Republic 4.875% 10/9/2026		1,395,000	1,400,580
Turkish Republic 4.875% 4/16/2043		1,675,000	1,289,331
Turkish Republic 5.125% 2/17/2028		370,000	372,546
Turkish Republic 5.25% 3/13/2030		315,000	312,275
Turkish Republic 5.75% 5/11/2047		677,000	556,684
Turkish Republic 5.875% 6/26/2031		365,000	365,343
Turkish Republic 6% 1/14/2041		1,490,000	1,340,628
Turkish Republic 6% 3/25/2027		235,000	239,582
Turkish Republic 6.625% 2/17/2045		640,000	595,494
Turkish Republic 6.8% 11/4/2036		955,000	959,808
Turkish Republic 7.125% 7/17/2032		450,000	474,890
Turkish Republic 7.25% 5/29/2032		410,000	435,227
Turkish Republic 7.625% 5/15/2034		620,000	666,016
Turkish Republic 9.125% 7/13/2030		705,000	805,114
Turkish Republic 9.375% 1/19/2033		2,095,000	2,459,530
Turkish Republic 9.375% 3/14/2029		1,725,000	1,938,469
Turkish Republic 9.875% 1/15/2028		1,960,000	2,155,020
TOTAL TURKEY			18,396,912
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (d)(h)		213,481	118,374
Ukraine Government 0% 2/1/2034 (d)(h)		797,754	364,574
Ukraine Government 0% 2/1/2035 (d)(h)		924,158	520,301
Ukraine Government 0% 2/1/2036 (d)(h)		561,797	315,168
Ukraine Government 0% 8/1/2041 (c)(d)		530,000	492,900
Ukraine Government 4.5% 2/1/2029 (d)(h)		768,429	550,964
Ukraine Government 4.5% 2/1/2034 (d)(h)		1,203,417	703,999
Ukraine Government 4.5% 2/1/2035 (d)(h)		927,145	534,036
Ukraine Government 4.5% 2/1/2036 (d)(h)		634,177	359,895
TOTAL UKRAINE			3,960,211
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (d)		1,015,000	708,820
Emirate of Abu Dhabi 3.125% 9/30/2049 (d)		3,170,000	2,313,308
Emirate of Abu Dhabi 3.875% 4/16/2050 (d)		1,375,000	1,134,203
Emirate of Abu Dhabi 5.5% 4/30/2054 (d)		730,000	761,054
Emirate of Dubai 3.9% 9/9/2050 (t)		1,800,000	1,388,250
Emirate of Dubai 5.25% 1/30/2043 (t)		560,000	569,800
TOTAL UNITED ARAB EMIRATES			6,875,435
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		1,230,000	1,177,110
Uruguay Republic 5.75% 10/28/2034		555,000	593,850
TOTAL URUGUAY			1,770,960
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (d)		395,000	363,863
VENEZUELA - 0.0%
Venezuela Republic 11.95% (e)(t)		938,300	289,935
Venezuela Republic 12.75% (e)(t)		199,600	61,377
Venezuela Republic 9.25% (e)		4,549,000	1,461,768
TOTAL VENEZUELA			1,813,080
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (d)		1,343,368	923,149
Republic of Zambia 5.75% 6/30/2033 (d)(h)		96,488	92,664
TOTAL ZAMBIA			1,015,813
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $260,326,651)			263,327,292

Non-Convertible Corporate Bonds - 22.8%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (d)		475,000	477,522
Tecpetrol SA 7.625% 11/3/2030 (d)		510,000	506,634
YPF SA 8.25% 1/17/2034 (d)		475,000	477,375

TOTAL ARGENTINA			1,461,531
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (c)(t)	GBP	1,700,000	2,248,917
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)		920,000	838,260
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(d)		5,339,000	5,161,012
Commonwealth Bank of Australia 3.788% 8/26/2037 (c)(t)	EUR	1,500,000	1,745,532
Westpac Banking Corp 4.11% 7/24/2034 (c)		7,550,000	7,439,901
			17,433,622
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (t)	EUR	490,000	529,801
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (c)(t)	GBP	1,495,000	1,865,803
TOTAL FINANCIALS			19,829,226

Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 7% 4/1/2031 (d)		595,000	618,428
Mineral Resources Ltd 8% 11/1/2027 (d)		1,655,000	1,691,899
Mineral Resources Ltd 8.5% 5/1/2030 (d)		1,500,000	1,558,921
Mineral Resources Ltd 9.25% 10/1/2028 (d)		770,000	808,496
			4,677,744
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	1,750,000	1,196,237
TOTAL AUSTRALIA			25,703,207
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (t)	EUR	570,000	658,862
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (t)	EUR	425,000	505,287
TOTAL AUSTRIA			1,164,149
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (d)		1,554,000	1,564,971
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (t)		400,000	430,376

TOTAL AZERBAIJAN			1,995,347
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (d)		903,000	936,998
Bapco Energies BSC Closed 8.375% 11/7/2028 (d)		475,000	512,330

TOTAL BAHRAIN			1,449,328
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		1,730,000	1,530,032
BELGIUM - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (t)	EUR	1,700,000	2,028,487
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (t)	EUR	1,700,000	2,018,478
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (t)	EUR	1,000,000	1,160,850
TOTAL BELGIUM			5,207,815
BRAZIL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 4.375% 3/18/2031 (d)		100,000	92,038
Minerva Luxembourg SA 8.875% 9/13/2033 (d)		950,000	1,039,938
NBM US Holdings Inc 6.625% 8/6/2029 (d)		1,065,000	1,076,449
			2,208,425
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (d)		1,510,000	1,354,621
TOTAL CONSUMER STAPLES			3,563,046

Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (d)		726,034	704,420
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		1,196,930	1,300,003
			2,004,423
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (d)		1,756,002	1,465,560
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (d)		845,000	824,754
			2,290,314
TOTAL ENERGY			4,294,737

Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (d)		570,000	588,881
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (d)(e)		4,215,000	943,359
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (d)		365,000	381,973
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% (e)		597,794	46,986
Azul Secured Finance LLP 11.93% (e)		1,151,526	518,187
			565,173
TOTAL INDUSTRIALS			1,890,505

Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)		560,000	190,400
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)		1,385,000	493,295
Braskem Netherlands Finance BV 8% 10/15/2034 (d)		420,000	150,578
Braskem Netherlands Finance BV 8.5% 1/12/2031 (d)		810,000	295,974
			1,130,247
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (d)		985,000	876,650
CSN Resources SA 5.875% 4/8/2032 (d)		660,000	499,290
CSN Resources SA 8.875% 12/5/2030 (d)		305,000	272,670
ERO Copper Corp 6.5% 2/15/2030 (d)		2,543,000	2,546,179
Nexa Resources SA 6.6% 4/8/2037 (d)		435,000	451,418
Nexa Resources SA 6.75% 4/9/2034 (d)		275,000	292,072
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(d)		4,924,432	4,930,539
Usiminas International Sarl 7.5% 1/27/2032 (d)		1,065,000	1,094,820
Vale Overseas Ltd 6% 2/25/2056 (c)(d)		580,000	576,810
Vale Overseas Ltd 6.4% 6/28/2054		960,000	984,038
			12,524,486
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (d)		610,000	636,437
Suzano Austria GmbH 3.75% 1/15/2031		460,000	432,165
Suzano Austria GmbH 5% 1/15/2030		1,350,000	1,352,853
Suzano Netherlands BV 5.5% 1/15/2036		870,000	864,563
			3,286,018
TOTAL MATERIALS			16,940,751

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (d)		335,000	350,229
TOTAL BRAZIL			27,628,149
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (d)		2,040,000	1,983,268
Golar LNG Ltd 7.75% 9/19/2029 (d)(t)		1,400,000	1,399,636

TOTAL CAMEROON			3,382,904
CANADA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (c)		1,102,000	1,129,372
TELUS Corp 7% 10/15/2055 (c)		549,000	573,090
			1,702,462
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (c)		488,000	507,229
Rogers Communications Inc 7.125% 4/15/2055 (c)		488,000	516,575
			1,023,804
TOTAL COMMUNICATION SERVICES			2,726,266

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		604,000	575,543
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		2,740,000	2,792,104
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		1,365,000	1,407,333
			4,774,980
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (d)		1,537,000	1,533,086
TOTAL CONSUMER DISCRETIONARY			6,308,066

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		1,627,000	1,084,456
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (d)		1,110,000	1,127,657
Canadian Natural Resources Ltd 5.85% 2/1/2035		3,955,000	4,145,174
Cenovus Energy Inc 3.75% 2/15/2052		12,540,000	8,909,861
Cenovus Energy Inc 4.65% 3/20/2031		3,710,000	3,721,221
Cenovus Energy Inc 5.4% 3/20/2036		2,855,000	2,882,890
Cenovus Energy Inc 5.4% 6/15/2047		1,366,000	1,265,062
Cenovus Energy Inc 6.75% 11/15/2039		547,000	609,691
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)		1,205,000	1,278,045
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)		179,000	185,486
			24,125,087
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (c)(t)	EUR	3,720,000	4,337,729
Bank of Nova Scotia/The 4.338% 9/15/2031 (c)		600,000	599,192
Royal Bank of Canada 3.125% 9/27/2031 (c)(t)	EUR	1,750,000	2,037,820
Toronto Dominion Bank 3.357% 9/22/2032 (t)	EUR	1,775,000	2,053,910
			9,028,651
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (d)		730,000	725,448
TOTAL FINANCIALS			9,754,099

Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (d)		970,000	1,022,956
Bombardier Inc 7% 6/1/2032 (d)		235,000	247,603
Bombardier Inc 7.25% 7/1/2031 (d)		840,000	894,745
Bombardier Inc 8.75% 11/15/2030 (d)		930,000	1,004,022
			3,169,326
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		1,840,000	1,931,155
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)		540,000	578,350
TOTAL INDUSTRIALS			5,678,831

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (d)		770,000	730,212
Open Text Corp 3.875% 2/15/2028 (d)		250,000	243,821
Open Text Holdings Inc 4.125% 12/1/2031 (d)		1,955,000	1,817,348
Open Text Holdings Inc 4.125% 2/15/2030 (d)(u)		1,310,000	1,248,918
			4,040,299
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		2,964,000	2,972,344
Methanex Corp 5.25% 12/15/2029		245,000	245,240
Methanex Corp 5.65% 12/1/2044		1,554,000	1,363,054
			4,580,638
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (d)		1,305,000	1,353,719
Champion Iron Canada Inc 7.875% 7/15/2032 (d)		490,000	516,034
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		895,000	895,859
			2,765,612
TOTAL MATERIALS			7,346,250

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		2,935,000	2,922,000
TOTAL CANADA			63,985,354
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		3,341,000	3,280,461
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (d)		310,000	290,334
VTR Comunicaciones SpA 5.125% 1/15/2028 (d)		1,108,000	1,074,549
			1,364,883
TOTAL COMMUNICATION SERVICES			4,645,344

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)		375,000	391,172
Empresa Nacional del Petroleo 6.15% 5/10/2033 (d)		545,000	575,144
			966,316
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (d)		1,075,000	1,105,195
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (d)		1,255,000	1,136,716
Antofagasta PLC 5.625% 9/9/2035 (d)		700,000	716,100
Antofagasta PLC 5.625% 5/13/2032 (d)		360,000	370,357
Corp Nacional del Cobre de Chile 3% 9/30/2029 (d)		155,000	146,877
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (d)		405,000	383,495
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (d)		1,790,000	1,273,675
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (d)		500,000	501,560
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (d)		375,000	393,135
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (d)		545,000	558,772
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (d)		350,000	373,258
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (d)		585,000	633,807
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (d)		435,000	468,517
			6,956,269
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (d)		420,000	433,914
Inversiones CMPC SA 3% 4/6/2031 (d)		460,000	407,220
Inversiones CMPC SA 6.125% 2/26/2034 (d)		400,000	410,280
Inversiones CMPC SA 6.7% 12/9/2057 (c)(d)		305,000	304,390
			1,555,804
TOTAL MATERIALS			8,512,073

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (d)		342,127	351,544
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (d)		295,350	309,563
			661,107
TOTAL CHILE			15,890,035
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd 1.81% 1/26/2026 (d)		350,000	348,635
Tencent Holdings Ltd 2.39% 6/3/2030 (d)		745,000	696,478
Tencent Holdings Ltd 3.975% 4/11/2029 (d)		260,000	260,239
			1,305,352
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
JD.com Inc 3.375% 1/14/2030		675,000	657,018
Prosus NV 3.061% 7/13/2031 (d)		685,000	620,679
Prosus NV 3.68% 1/21/2030 (d)		840,000	806,400
Prosus NV 4.027% 8/3/2050 (d)		1,110,000	782,550
Prosus NV 4.193% 1/19/2032 (d)		455,000	437,368
			3,304,015
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (d)		890,000	892,715
TOTAL CHINA			5,502,082
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (d)		1,575,000	1,428,541
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (d)		802,000	788,214
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		6,505,000	1,187,162
Ecopetrol SA 4.625% 11/2/2031		600,000	534,000
Ecopetrol SA 8.375% 1/19/2036		550,000	563,063
Ecopetrol SA 8.875% 1/13/2033		2,555,000	2,730,784
Geopark Ltd 5.5% 1/17/2027 (d)		1,020,000	970,275
Geopark Ltd 8.75% 1/31/2030 (d)		800,000	760,216
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)(u)		2,420,000	1,787,775
			8,533,275
TOTAL ENERGY			9,321,489

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (c)		555,000	592,879
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (d)		1,080,000	1,127,390
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)		3,905,000	3,626,769
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)		405,000	418,571
Termocandelaria Power SA 7.75% 9/17/2031 (d)		765,000	787,575
			4,832,915
TOTAL COLOMBIA			17,303,214
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (d)		725,000	743,975
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (d)		720,000	756,724
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (d)		845,000	871,237
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (d)		900,000	926,550
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (t)	EUR	1,025,000	975,274
TOTAL CZECH REPUBLIC			1,901,824
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (t)	EUR	955,000	1,106,208
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (t)	EUR	800,000	964,695
TOTAL CONSUMER STAPLES			2,070,903

Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (c)(t)	EUR	3,330,000	3,993,932
Jyske Bank A/S 5.125% 5/1/2035 (c)(t)	EUR	657,000	806,616
			4,800,548
Health Care - 0.0%
Biotechnology - 0.0%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (d)(g)		1,095,000	1,125,913
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (d)(g)		1,095,000	1,146,779
			2,272,692
TOTAL DENMARK			9,144,143
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (d)		565,000	592,386
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (d)		2,165,000	2,257,017
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		730,000	709,703
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (t)	EUR	420,000	468,235
Citycon Treasury BV 5.375% 7/8/2031 (t)	EUR	500,000	557,617
			1,025,852
TOTAL FINLAND			3,992,572
FRANCE - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 10/15/2031 (d)		3,149,708	3,010,188
Altice France SA 6.5% 4/15/2032 (d)		2,903,277	2,824,683
Altice France SA 6.875% 10/15/2030 (d)		978,027	963,687
Altice France SA 6.875% 7/15/2032 (d)		2,441,217	2,379,489
			9,178,047
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (t)	EUR	900,000	1,039,909
TOTAL COMMUNICATION SERVICES			10,217,956

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (d)		1,080,000	1,099,464
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (c)(t)	EUR	500,000	585,149
RCI Banque SA 5.5% 10/9/2034 (c)(t)	EUR	1,200,000	1,457,464
			2,042,613
TOTAL CONSUMER DISCRETIONARY			3,142,077

Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (t)	EUR	1,200,000	1,373,789
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (d)		2,700,000	2,874,596
Viridien 10% 10/15/2030 (d)		1,065,000	1,122,696
			3,997,292
Financials - 0.4%
Banks - 0.3%
BNP Paribas SA 3.945% 2/18/2037 (c)(t)	EUR	3,100,000	3,604,872
BNP Paribas SA 5.786% 1/13/2033 (c)(d)		16,502,000	17,406,777
BPCE SA 5.716% 1/18/2030 (c)(d)		1,350,000	1,401,074
BPCE SA 7.003% 10/19/2034 (c)(d)		1,105,000	1,242,084
Societe Generale SA 1.488% 12/14/2026 (c)(d)		18,670,000	18,645,047
Societe Generale SA 5.5% 4/13/2029 (c)(d)		11,268,000	11,540,347
			53,840,201
Financial Services - 0.1%
Iliad Holding SAS 7% 4/15/2032 (d)		1,020,000	1,051,451
Iliad Holding SAS 8.5% 4/15/2031 (d)		1,649,000	1,771,214
			2,822,665
TOTAL FINANCIALS			56,662,866

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement SAS 0.625% 9/16/2028 (t)	EUR	805,000	865,051
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (t)	EUR	800,000	998,796
Electricite de France SA 5.5% 1/25/2035 (t)	GBP	1,500,000	1,965,063
RTE Reseau de Transport d'Electricite SADIR 3.875% 11/24/2037 (t)	EUR	800,000	930,924
			3,894,783
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (t)	EUR	700,000	817,955
Engie SA 4.25% 9/6/2034 (t)	EUR	1,200,000	1,454,523
Veolia Environnement SA 3.324% 6/17/2032 (t)	EUR	1,700,000	1,970,971
			4,243,449
TOTAL UTILITIES			8,138,232

TOTAL FRANCE			84,397,263
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (d)		600,000	603,378
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (d)		325,000	304,012
TOTAL GEORGIA			907,390
GERMANY - 0.5%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (t)	EUR	600,000	692,785
Schaeffler AG 5.375% 4/1/2031 (t)	EUR	300,000	366,335
ZF Europe Finance BV 4.75% 1/31/2029 (t)	EUR	1,600,000	1,832,736
ZF Europe Finance BV 7% 6/12/2030 (t)	EUR	500,000	604,721
ZF North America Capital Inc 6.75% 4/23/2030 (d)		1,115,000	1,083,167
ZF North America Capital Inc 6.875% 4/14/2028 (d)		630,000	642,993
ZF North America Capital Inc 6.875% 4/23/2032 (d)		670,000	636,540
ZF North America Capital Inc 7.125% 4/14/2030 (d)		630,000	623,737
ZF North America Capital Inc 7.5% 3/24/2031 (d)		220,000	217,677
			6,700,691
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (t)	EUR	670,000	808,378
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (t)	EUR	1,400,000	1,620,949
Financials - 0.4%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (c)(t)	EUR	700,000	825,837
Commerzbank AG 4.875% 10/16/2034 (c)(t)	EUR	600,000	729,141
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (c)(t)	EUR	700,000	811,230
Volkswagen Bank GmbH 3.5% 6/19/2031 (t)	EUR	1,100,000	1,281,417
			3,647,625
Capital Markets - 0.3%
Deutsche Bank AG 4.1% 1/13/2026		3,085,000	3,083,915
Deutsche Bank AG 6.125% 12/12/2030 (c)(t)	GBP	2,100,000	2,915,256
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (c)		29,675,000	28,160,681
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (c)		4,150,000	4,311,719
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)		10,050,000	10,536,165
			49,007,736
Financial Services - 0.1%
KfW 0.75% 1/15/2029 (t)	EUR	4,885,000	5,411,212
TOTAL FINANCIALS			58,066,573

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance LLC 6.375% 11/21/2030 (d)		1,905,000	2,037,365
Bayer US Finance LLC 6.5% 11/21/2033 (d)		3,775,000	4,087,621
			6,124,986
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.75% 11/25/2037 (t)	EUR	1,120,000	1,303,693
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)		1,700,000	1,702,847
TOTAL INDUSTRIALS			3,006,540

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (f)	EUR	200,000	232,070
Accentro Real Estate AG 10% 12/30/2027	EUR	700,000	867,908
Accentro Real Estate AG 5.625% 2/13/2026 (h)(t)	EUR	2,371,500	826,907
Sirius Real Estate Ltd 4% 1/22/2032 (t)	EUR	1,000,000	1,160,079
Vonovia SE 3.5% 11/12/2032 (t)	EUR	1,400,000	1,615,275
			4,702,239
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (t)	EUR	1,100,000	1,283,651
Amprion GmbH 3.625% 5/21/2031 (t)	EUR	600,000	712,008
Amprion GmbH 3.875% 6/5/2036 (t)	EUR	1,300,000	1,517,969
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (c)(t)	EUR	1,700,000	1,874,650
EnBW International Finance BV 3.75% 11/20/2035 (t)	EUR	2,400,000	2,806,917
EnBW International Finance BV 5.7923% 2/26/2036 (t)	AUD	1,550,000	1,005,348
			9,200,543
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (d)		2,110,000	2,099,056
RWE Finance US LLC 5.875% 4/16/2034 (d)		2,416,000	2,549,227
			4,648,283
TOTAL UTILITIES			13,848,826

TOTAL GERMANY			94,879,182
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)		1,105,000	1,088,425
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		970,000	669,300
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		404,000	353,500
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		2,915,000	1,690,700
Tullow Oil PLC 10.25% 5/15/2026 (d)		2,829,000	2,043,047

TOTAL GHANA			5,844,972
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		2,935,000	3,035,477
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (d)		1,105,000	1,124,639
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (d)		1,425,000	1,352,867
Millicom International Cellular SA 4.5% 4/27/2031 (d)		2,820,000	2,616,255
Millicom International Cellular SA 5.125% 1/15/2028 (d)		342,000	340,290
Millicom International Cellular SA 7.375% 4/2/2032 (d)		1,210,000	1,255,109
			5,564,521
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (d)		1,280,000	1,252,915
Utilities - 0.0%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (d)		690,000	686,994
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (d)		705,000	701,475
TOTAL UTILITIES			1,388,469

TOTAL GUATEMALA			8,205,905
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (c)(t)		3,240,000	3,100,580
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (d)		340,000	350,412
OTP Bank Nyrt 8.75% 5/15/2033 (c)(t)		410,000	436,265
			786,677
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (t)		265,000	280,370
TOTAL HUNGARY			1,067,047
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (d)		430,000	436,718
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (d)		480,000	472,353
TOTAL INDIA			909,071
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (d)		890,000	894,303
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (d)		1,005,000	1,047,713
Pertamina Persero PT 4.175% 1/21/2050 (d)		695,000	547,659
			2,489,675
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (d)		315,000	315,689
Freeport Indonesia PT 5.315% 4/14/2032 (d)		1,120,000	1,135,734
Freeport Indonesia PT 6.2% 4/14/2052 (d)		365,000	374,012
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (d)		1,660,000	1,711,356
			3,536,791
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (d)		365,000	370,589
TOTAL INDONESIA			6,397,055
IRELAND - 0.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (d)		1,005,000	1,015,060
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		8,002,000	7,881,564
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		8,382,000	8,114,494
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		18,966,000	17,568,874
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		6,213,000	6,215,386
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		10,000,000	10,367,528
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		26,721,000	27,484,987
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)		1,062,000	1,091,708
			78,724,541
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		3,320,000	3,357,284
GGAM Finance Ltd 6.875% 4/15/2029 (d)		400,000	415,051
GGAM Finance Ltd 8% 6/15/2028 (d)		1,609,000	1,704,512
			5,476,847
TOTAL FINANCIALS			84,201,388

Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)		3,220,000	3,217,280
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)		21,312,000	21,296,829
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (d)		1,261,000	1,283,635
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)		6,739,000	6,928,332
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (d)		7,243,000	7,246,123
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)		16,975,000	17,700,516
			57,672,715
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	310,000	362,033
TOTAL IRELAND			143,251,196
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(t)		405,000	398,295
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(t)		300,000	289,831
Energean Israel Finance Ltd 8.5% 9/30/2033 (d)(t)		450,000	479,962
Leviathan Bond Ltd 6.5% 6/30/2027 (d)(t)		960,000	964,800
Leviathan Bond Ltd 6.75% 6/30/2030 (d)(t)		385,000	390,207
			2,523,095
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		563,000	555,543
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		385,000	384,707
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		1,300,000	1,364,694
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		965,000	1,056,210
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		840,000	871,725
			4,232,879
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (d)(t)		530,000	497,041
TOTAL ISRAEL			7,253,015
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 3.875% 7/14/2027 (d)		3,181,000	3,166,719
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(d)		2,306,000	2,198,903
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)		32,489,000	32,527,977
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		905,000	1,001,451
			38,895,050
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 4.375% 9/30/2030 (d)		517,000	516,295
Enel Finance International NV 5.5% 6/26/2034 (d)		790,000	825,522
Enel Finance International NV 7.5% 10/14/2032 (d)		341,000	394,292
Enel SpA 3.375% (c)(l)(t)	EUR	685,000	796,350
			2,532,459
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (d)		1,211,000	1,265,809
TOTAL UTILITIES			3,798,268

TOTAL ITALY			42,693,318
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (d)		400,000	408,000
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (d)		320,000	320,701

TOTAL JAMAICA			728,701
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 3.678% 7/16/2033 (t)	EUR	690,000	813,199
NTT Finance Corp 4.567% 7/16/2027 (d)		2,439,000	2,457,390
NTT Finance Corp 4.62% 7/16/2028 (d)		2,467,000	2,501,419
NTT Finance Corp 4.876% 7/16/2030 (d)		6,248,000	6,383,062
			12,155,070
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.856% 6/15/2035 (d)		1,470,000	1,578,573
TOTAL JAPAN			13,733,643
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (d)		645,000	582,519
KazMunayGas National Co JSC 5.375% 4/24/2030 (d)		370,000	377,681
KazMunayGas National Co JSC 5.75% 4/19/2047 (d)		250,000	237,373
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (d)		645,000	595,214

TOTAL KAZAKHSTAN			1,792,787
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (d)		715,000	736,942
POSCO 5.875% 1/17/2033 (d)		305,000	326,115

TOTAL KOREA (SOUTH)			1,063,057
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (d)		595,000	569,159
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)		4,670,000	3,117,225
Altice Financing SA 9.625% 7/15/2027 (d)		640,000	510,829
			3,628,054
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (d)		587,200	559,372
TOTAL COMMUNICATION SERVICES			4,187,426

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (d)		1,050,000	1,087,548
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	11,919,900	3,181,059
Industrials - 0.0%
Electrical Equipment - 0.0%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (d)		1,060,000	1,101,821
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		2,405,000	2,092,303
Real Estate - 0.1%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (t)	EUR	2,100,000	2,406,811
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (t)	EUR	700,000	841,718
Real Estate Management & Development - 0.1%
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (t)	EUR	600,000	696,512
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (t)	EUR	2,480,000	2,750,745
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (t)	EUR	1,400,000	1,603,022
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (t)	EUR	720,000	879,058
Logicor Financing Sarl 0.875% 1/14/2031 (t)	EUR	1,250,000	1,267,430
Logicor Financing Sarl 3.75% 7/14/2032 (t)	EUR	520,000	599,400
Logicor Financing Sarl 4.25% 7/18/2029 (t)	EUR	985,000	1,184,111
P3 Group Sarl 3.75% 4/2/2033 (t)	EUR	700,000	803,051
P3 Group Sarl 4% 4/19/2032 (t)	EUR	1,100,000	1,293,972
			11,077,301
TOTAL REAL ESTATE			14,325,830

TOTAL LUXEMBOURG			25,975,987
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (d)		860,000	773,429
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (d)		1,050,000	730,758
Petronas Capital Ltd 3.5% 4/21/2030 (d)		335,000	326,990
			1,057,748
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (d)		1,320,000	1,309,757
TOTAL MALAYSIA			3,140,934
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)		1,600,000	1,616,496
MEXICO - 0.9%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (e)(t)		2,133,000	725,220
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (d)		660,000	565,329
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (d)		880,000	885,500
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
FEL Energy VI SARL 5.75% 12/1/2040 (d)		659,317	651,346
Petroleos Mexicanos 5.95% 1/28/2031		44,525,000	42,924,773
Petroleos Mexicanos 6.35% 2/12/2048		31,726,000	24,792,283
Petroleos Mexicanos 6.5% 6/2/2041		255,000	220,924
Petroleos Mexicanos 6.625% 6/15/2035		3,392,000	3,200,352
Petroleos Mexicanos 6.7% 2/16/2032		39,724,000	39,360,525
Petroleos Mexicanos 6.75% 9/21/2047		18,878,000	15,367,258
Petroleos Mexicanos 6.95% 1/28/2060		16,303,000	13,169,726
Petroleos Mexicanos 7.69% 1/23/2050		24,683,000	22,009,831
			161,697,018
Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (d)		820,000	840,623
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (d)		1,895,000	1,922,269
TOTAL FINANCIALS			2,762,892

Materials - 0.1%
Chemicals - 0.1%
Braskem Idesa SAPI 7.45% 11/15/2029 (d)(e)		660,000	396,495
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (d)		725,000	589,882
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (d)		1,260,000	1,248,975
			2,235,352
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (d)		700,000	552,797
TOTAL MATERIALS			2,788,149

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (d)		675,000	678,416
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (d)		920,293	998,518
Saavi Energia Sarl 8.875% 2/10/2035 (d)		1,380,000	1,477,469
			2,475,987
TOTAL MEXICO			172,578,511
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (d)		515,000	480,077
OCP SA 5.125% 6/23/2051 (d)		565,000	466,888
OCP SA 6.1% 4/30/2030 (d)		525,000	547,148
OCP SA 6.75% 5/2/2034 (d)		480,000	517,018
OCP SA 6.875% 4/25/2044 (d)		570,000	592,720
OCP SA 7.5% 5/2/2054 (d)		365,000	403,737

TOTAL MOROCCO			3,007,588
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 2.875% 6/18/2035 (t)	EUR	685,000	790,659
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (t)	EUR	400,000	467,684
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (d)		660,000	625,303
TOTAL COMMUNICATION SERVICES			1,092,987

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (t)	EUR	400,000	496,359
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 5.71% 1/21/2033 (c)(d)		2,074,000	2,199,241
ING Groep NV 3% 8/17/2031 (c)(t)	EUR	2,100,000	2,424,905
			4,624,146
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		5,412,000	5,460,140
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		15,607,000	15,871,812
			21,331,952
TOTAL NETHERLANDS			27,545,444
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		1,394,000	1,383,824
IHS Holding Ltd 6.25% 11/29/2028 (d)		403,000	400,481
IHS Holding Ltd 7.875% 5/29/2030 (d)		1,705,000	1,734,838
IHS Holding Ltd 8.25% 11/29/2031 (d)		1,050,000	1,088,850
			4,607,993
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (d)		268,115	268,450
TOTAL NIGERIA			4,876,443
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (d)		1,195,000	1,239,061
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		2,550,000	2,571,650
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (d)		1,750,000	1,661,345
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		4,060,000	4,218,693
TOTAL COMMUNICATION SERVICES			8,451,688

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)		295,000	235,424
TOTAL PANAMA			8,687,112
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (d)		435,000	433,064
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (d)		690,000	691,511
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (d)		715,000	703,603
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(d)		900,000	908,559
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (d)		955,000	987,566
Volcan Cia Minera SAA 8.5% 10/28/2032 (d)		2,515,000	2,550,713
			3,538,279
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (d)		455,000	457,275
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (d)		920,000	940,626
TOTAL UTILITIES			1,397,901

TOTAL PERU			7,239,853
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (d)		1,185,000	1,256,068
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (t)	EUR	2,425,000	2,773,076
GTC Finance DAC 6.5% 10/15/2030 (t)	EUR	1,900,000	1,995,222
			4,768,298
TOTAL POLAND			6,024,366
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (c)(t)	EUR	1,200,000	1,402,707
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (d)		560,000	516,138
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (d)		2,205,000	2,153,624
QatarEnergy 2.25% 7/12/2031 (d)		2,080,000	1,875,349
QatarEnergy 3.125% 7/12/2041 (d)		2,485,000	1,921,452
QatarEnergy 3.3% 7/12/2051 (d)		1,545,000	1,097,660
			7,048,085
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)		528,515	560,226
TOTAL QATAR			8,124,449
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (e)(f)(t)		600,000	29,999
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (d)		2,488,131	2,298,013
Saudi Arabian Oil Co 2.25% 11/24/2030 (d)		1,880,000	1,698,495
Saudi Arabian Oil Co 3.25% 11/24/2050 (d)		1,205,000	817,086
Saudi Arabian Oil Co 3.5% 11/24/2070 (d)		645,000	417,528
Saudi Arabian Oil Co 3.5% 4/16/2029 (d)		2,140,000	2,088,598
Saudi Arabian Oil Co 4.25% 4/16/2039 (d)		2,995,000	2,720,539
Saudi Arabian Oil Co 5.875% 7/17/2064 (d)		315,000	310,867
Saudi Arabian Oil Co 6.375% 6/2/2055 (t)		1,455,000	1,549,982
			11,901,108
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5% 10/13/2027 (t)		1,200,000	1,214,352
Gaci First Investment Co 5.25% 10/13/2032 (t)		405,000	419,386
			1,633,738
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (d)		940,000	980,091
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (d)		715,000	745,838
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (d)		1,960,000	2,082,383
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (d)		535,000	582,053
			4,390,365
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (d)		1,085,000	1,111,192
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (t)		705,000	713,487
TOTAL SAUDI ARABIA			19,749,890
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (d)		865,000	868,275
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		4,830,000	4,416,987
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (d)		456,000	460,847
TOTAL COMMUNICATION SERVICES			4,877,834

Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (d)		420,000	445,200
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		960,000	953,405
Sasol Financing USA LLC 5.5% 3/18/2031		355,000	301,153
Sasol Financing USA LLC 6.5% 9/27/2028		385,000	379,321
Sasol Financing USA LLC 8.75% 5/3/2029 (d)		520,000	528,747
			2,162,626
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (d)		625,000	654,404
TOTAL MATERIALS			2,817,030

Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (d)		1,080,000	1,112,738
Eskom Holdings 8.45% 8/10/2028 (d)		825,000	883,471
			1,996,209
TOTAL SOUTH AFRICA			10,136,273
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (c)		1,600,000	1,714,718
CaixaBank SA 3.625% 9/19/2032 (c)(t)	EUR	1,300,000	1,535,594

TOTAL SPAIN			3,250,312
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (t)	EUR	950,000	1,036,152
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 1.494% 8/10/2027 (c)(d)		11,454,000	11,240,267
UBS Group AG 4.125% 6/9/2033 (c)(t)	EUR	200,000	241,713
UBS Group AG 4.75% 3/17/2032 (c)(t)	EUR	6,120,000	7,627,769
			19,109,749
Insurance - 0.0%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (c)(t)		2,049,000	2,067,221
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(d)		1,600,000	1,613,196
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (c)(t)		1,810,000	1,648,840
			5,329,257
TOTAL FINANCIALS			24,439,006

Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		2,598,000	2,501,700
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		1,435,000	1,443,957
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		815,000	844,057
			4,789,714
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		1,222,000	830,960
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		435,000	301,890
Consolidated Energy Finance SA 6.5% 5/15/2026 (d)		2,850,000	2,702,815
			3,835,665
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (t)	EUR	445,000	522,608
TOTAL MATERIALS			4,358,273

TOTAL SWITZERLAND			33,586,993
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		1,120,000	1,161,306
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (d)		655,000	461,002
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (c)(d)		715,000	737,629
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (d)		575,000	574,460
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (d)		680,000	698,700
			2,010,789
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (d)		350,000	365,313
TOTAL TURKEY			2,376,102
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (d)		356,106	275,341
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (d)		700,000	671,125
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (d)		653,743	589,852
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (d)		2,575,000	2,266,000
			3,526,977
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (d)		880,000	869,275
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (d)		430,000	456,049
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (d)		740,000	704,388
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (d)		545,000	538,422
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (d)		965,000	931,225
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (d)		510,000	540,855
Sobha Sukuk Ltd 8.75% 7/17/2028 (t)		435,000	451,460
			4,491,674
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (d)		1,415,000	1,374,761
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (d)		785,000	780,094
			2,154,855
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(t)		1,185,000	1,245,364
Alpha Star Holding IX Ltd 7% 8/26/2028 (t)		710,000	722,993
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (t)		690,000	710,700
			2,679,057
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (d)		795,000	649,881
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (d)		555,000	559,135
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (d)		620,000	625,847
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (d)		880,000	870,927
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (d)		305,000	313,527
			3,019,317
TOTAL UNITED ARAB EMIRATES			15,871,880
UNITED KINGDOM - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (t)	EUR	1,125,000	1,298,486
Virgin Media Finance PLC 5% 7/15/2030 (d)		988,000	874,403
			2,172,889
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)		1,260,000	1,174,804
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		1,590,000	1,452,983
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (d)		550,000	547,726
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (d)		150,000	156,453
			2,157,162
TOTAL COMMUNICATION SERVICES			5,504,855

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		1,055,000	1,108,986
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)		1,450,000	1,554,807
			2,663,793
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (t)	GBP	1,200,000	1,340,128
Hotels, Restaurants & Leisure - 0.0%
IHG Finance LLC 3.375% 9/10/2030 (t)	EUR	675,000	786,540
Whitbread Group PLC 2.375% 5/31/2027 (t)	GBP	915,000	1,172,648
			1,959,188
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (t)	GBP	1,590,000	1,816,347
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		1,080,000	1,098,285
TOTAL CONSUMER DISCRETIONARY			8,877,741

Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 6.421% 8/2/2033		13,161,000	14,579,129
BAT International Finance PLC 4.125% 4/12/2032 (t)	EUR	2,515,000	3,011,328
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (t)	EUR	515,000	648,166
Imperial Brands Finance PLC 3.875% 2/12/2034 (t)	EUR	2,825,000	3,240,624
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)		7,555,000	7,774,494
Reynolds American Inc 5.7% 8/15/2035		1,538,000	1,618,904
Reynolds American Inc 5.85% 8/15/2045		12,953,000	12,913,491
Reynolds American Inc 6.15% 9/15/2043		1,637,000	1,700,470
Reynolds American Inc 7.25% 6/15/2037		1,835,000	2,134,761
			47,621,367
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (d)		5,235,000	5,702,868
Financials - 0.7%
Banks - 0.7%
Barclays PLC 3.543% 8/14/2031 (c)(t)	EUR	2,352,000	2,763,463
Barclays PLC 5.088% 6/20/2030 (c)		14,797,000	15,062,955
Barclays PLC 5.2% 5/12/2026		6,970,000	6,997,145
Barclays PLC 5.69% 3/12/2030 (c)		15,000,000	15,625,613
Barclays PLC 5.829% 5/9/2027 (c)		23,950,000	24,113,054
Barclays PLC 6.224% 5/9/2034 (c)		13,560,000	14,666,509
Barclays PLC 6.49% 9/13/2029 (c)		18,477,000	19,558,602
HSBC Holdings PLC 3.608% 12/1/2033 (c)(t)	EUR	300,000	349,107
HSBC Holdings PLC 4.787% 3/10/2032 (c)(t)	EUR	2,340,000	2,913,109
HSBC Holdings PLC 4.856% 5/23/2033 (c)(t)	EUR	3,000,000	3,763,442
HSBC Holdings PLC 5.813% 5/22/2033 (c)(t)	GBP	275,000	378,843
HSBC Holdings PLC 8.201% 11/16/2034 (c)(t)	GBP	190,000	277,918
Lloyds Banking Group PLC 4.75% 9/21/2031 (c)(t)	EUR	2,465,000	3,061,988
NatWest Group PLC 2.105% 11/28/2031 (c)(t)	GBP	1,150,000	1,492,153
NatWest Group PLC 3.073% 5/22/2028 (c)		9,805,000	9,664,615
NatWest Group PLC 4.8% 4/5/2026		9,111,000	9,130,963
NatWest Group PLC 7.416% 6/6/2033 (c)(t)	GBP	1,290,000	1,803,523
Standard Chartered PLC 3.864% 3/17/2033 (c)(t)	EUR	1,020,000	1,206,606
Virgin Money UK PLC 7.625% 8/23/2029 (c)(t)	GBP	1,665,000	2,386,423
			135,216,031
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (t)	EUR	1,575,000	1,836,762
Financial Services - 0.0%
Nationwide Building Society 4% 7/30/2035 (c)(t)	EUR	690,000	814,332
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (t)	GBP	1,425,000	2,182,050
TOTAL FINANCIALS			140,049,175

Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (t)	EUR	2,035,000	1,779,946
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (t)	GBP	552,000	719,273
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (t)	GBP	1,905,000	2,599,118
TOTAL INDUSTRIALS			5,098,337

Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (d)(e)(f)		650,000	93,184
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (t)	GBP	900,000	1,209,770
Utilities - 0.2%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (t)	EUR	875,000	1,015,886
NGG Finance PLC 2.125% 9/5/2082 (c)(t)	EUR	1,730,000	1,975,170
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (t)	EUR	1,575,000	1,835,530
			4,826,586
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		3,340,000	3,340,465
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		1,255,000	1,291,081
			4,631,546
Water Utilities - 0.2%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (t)	GBP	695,000	837,418
Anglian Water Services Financing PLC 5.875% 6/20/2031 (t)	GBP	1,605,000	2,202,211
Anglian Water Services Financing PLC 6.293% 7/30/2030 (t)	GBP	1,225,000	1,709,107
Anglian Water Services Financing PLC 6.625% 1/15/2029 (h)	GBP	200,000	278,951
Northumbrian Water Finance PLC 5.375% 7/22/2032 (t)	GBP	850,000	1,132,735
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (t)	EUR	1,745,000	2,025,477
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (t)	GBP	575,000	725,972
South West Water Finance PLC 5.25% 9/15/2031 (t)	GBP	1,395,000	1,861,394
South West Water Finance PLC 5.75% 12/11/2032 (t)	GBP	325,000	446,426
SW Finance I PLC 6.875% 8/7/2032 (t)	GBP	1,700,000	2,336,588
SW Finance I PLC 7.375% 12/12/2041 (t)	GBP	564,000	771,917
United Utilities Water Finance PLC 3.5% 2/27/2033 (t)	EUR	610,000	705,809
Wessex Water Services Finance PLC 6.125% 9/19/2034 (t)	GBP	1,045,000	1,421,974
Yorkshire Water Finance PLC 6% 7/22/2033 (t)	GBP	1,300,000	1,751,850
			18,207,829
TOTAL UTILITIES			27,665,961

TOTAL UNITED KINGDOM			241,823,258
UNITED STATES - 17.3%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.5%
APLD ComputeCo LLC 9.25% 12/15/2030 (d)		4,000,000	3,854,998
AT&T Inc 3.8% 12/1/2057		8,798,000	6,249,952
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)		505,000	497,242
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		295,000	289,188
Cipher Compute LLC 7.125% 11/15/2030 (d)		1,340,000	1,361,359
Connect Holdings LLC 10.5% 4/3/2031 (d)		770,000	729,872
Frontier Communications Holdings LLC 5% 5/1/2028 (d)		440,000	441,551
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)		96,000	100,362
Level 3 Financing Inc 3.625% 1/15/2029 (d)		605,000	544,718
Level 3 Financing Inc 3.75% 7/15/2029 (d)		1,145,000	1,011,636
Level 3 Financing Inc 3.875% 10/15/2030 (d)		600,000	536,862
Level 3 Financing Inc 4% 4/15/2031 (d)		265,000	233,198
Level 3 Financing Inc 4.25% 7/1/2028 (d)		250,000	236,250
Level 3 Financing Inc 4.5% 4/1/2030 (d)(u)		2,820,000	2,597,925
Level 3 Financing Inc 4.875% 6/15/2029 (d)		625,000	595,313
Level 3 Financing Inc 6.875% 6/30/2033 (d)		2,370,000	2,413,577
Level 3 Financing Inc 7% 3/31/2034 (d)		2,265,000	2,319,904
Lumen Technologies Inc 4.125% 4/15/2030 (d)		360,000	356,922
Lumen Technologies Inc 4.5% 1/15/2029 (d)		264,000	244,649
Verizon Communications Inc 2.355% 3/15/2032		51,205,000	45,256,877
Verizon Communications Inc 2.55% 3/21/2031		30,387,000	27,802,574
Verizon Communications Inc 4.78% 2/15/2035		2,599,000	2,578,312
Windstream Services LLC 7.5% 10/15/2033 (d)(u)		3,255,000	3,312,552
WULF Compute LLC 7.75% 10/15/2030 (d)		3,610,000	3,732,453
			107,298,246
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (d)		909,000	936,393
Snap Inc 6.875% 3/15/2034 (d)		575,000	587,765
			1,524,158
Media - 1.0%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		1,680,000	1,423,800
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		1,450,000	1,228,625
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		2,174,000	2,002,757
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		2,099,000	1,890,923
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)		1,270,000	1,115,703
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)		850,000	781,010
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		2,094,000	1,799,555
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		14,572,000	13,737,575
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		7,000,000	5,379,009
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		11,822,000	9,581,301
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		27,821,000	23,336,542
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		20,184,000	16,240,396
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		8,676,000	9,046,704
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		12,226,000	11,714,075
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		5,988,000	6,315,165
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055		2,000,000	1,965,090
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (d)		1,555,000	1,618,455
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (d)		1,555,000	1,634,408
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		1,120,000	1,107,837
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		1,615,000	1,701,569
CMG Media Corp 8.875% 6/18/2029 (d)		315,000	258,299
Comcast Corp 6.45% 3/15/2037		797,000	885,284
CSC Holdings LLC 3.375% 2/15/2031 (d)		4,665,000	2,590,654
CSC Holdings LLC 4.125% 12/1/2030 (d)		1,825,000	1,040,900
CSC Holdings LLC 4.5% 11/15/2031 (d)		1,150,000	650,193
CSC Holdings LLC 4.625% 12/1/2030 (d)		1,640,000	585,707
CSC Holdings LLC 5.375% 2/1/2028 (d)		1,375,000	996,629
Discovery Communications LLC 5% 9/20/2037		515,000	438,059
Discovery Communications LLC 6.35% 6/1/2040		610,000	549,946
DISH DBS Corp 5.125% 6/1/2029		2,528,000	2,139,617
DISH DBS Corp 5.25% 12/1/2026 (d)		240,000	234,464
DISH DBS Corp 7.375% 7/1/2028		890,000	829,658
DISH DBS Corp 7.75% 7/1/2026		2,775,000	2,716,753
DISH Network Corp 11.75% 11/15/2027 (d)		1,519,000	1,586,155
Dotdash Meredith Inc 7.625% 6/15/2032 (d)		855,000	774,356
EchoStar Corp 10.75% 11/30/2029		1,957,983	2,158,676
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		5,825,776	6,050,302
EW Scripps Co/The 9.875% 8/15/2030 (d)		1,155,000	1,163,962
Lamar Media Corp 5.375% 11/1/2033 (d)		1,645,000	1,646,793
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)(u)		1,110,000	1,176,329
Time Warner Cable LLC 4.5% 9/15/2042		10,467,000	8,164,881
Time Warner Cable LLC 5.5% 9/1/2041		4,708,000	4,172,807
Time Warner Cable LLC 5.875% 11/15/2040		6,004,000	5,577,469
Time Warner Cable LLC 6.55% 5/1/2037		17,014,000	17,392,921
Time Warner Cable LLC 7.3% 7/1/2038		14,056,000	14,963,252
Univision Communications Inc 8.5% 7/31/2031 (d)		4,855,000	5,022,474
Univision Communications Inc 9.375% 8/1/2032 (d)		2,990,000	3,174,070
Warnermedia Holdings Inc 4.279% 3/15/2032		235,000	214,731
Warnermedia Holdings Inc 5.05% 3/15/2042		1,815,000	1,451,764
Warnermedia Holdings Inc 5.141% 3/15/2052		440,000	329,120
			202,556,724
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.25% 11/15/2031		10,000,000	8,887,333
T-Mobile USA Inc 3.75% 4/15/2027		12,950,000	12,890,950
T-Mobile USA Inc 3.875% 4/15/2030		23,000,000	22,655,860
T-Mobile USA Inc 4.5% 4/15/2050		5,491,000	4,622,351
			49,056,494
TOTAL COMMUNICATION SERVICES			360,435,622

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)		1,070,000	1,107,753
American Axle & Manufacturing Inc 6.375% 10/15/2032 (d)		835,000	840,122
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)		1,580,000	1,595,710
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (d)		1,580,000	1,625,149
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		955,000	992,703
			6,161,437
Automobiles - 0.0%
American Honda Finance Corp 5.05% 8/20/2031	GBP	1,300,000	1,737,127
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)		1,000,000	958,137
Stellantis Finance US Inc 5.75% 3/18/2030 (d)		1,550,000	1,591,658
			4,286,922
Broadline Retail - 0.0%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (d)		357,771	303,498
Saks Global Enterprises LLC 11% 12/15/2029 (d)		2,375,810	823,226
Wayfair LLC 6.75% 11/15/2032 (d)		1,090,000	1,112,185
Wayfair LLC 7.25% 10/31/2029 (d)(u)		2,840,000	2,954,301
Wayfair LLC 7.75% 9/15/2030 (d)(u)		3,481,000	3,709,967
			8,903,177
Diversified Consumer Services - 0.0%
Service Corp International/US 5.75% 10/15/2032		585,000	596,942
Sotheby's 7.375% 10/15/2027 (d)		3,530,000	3,514,432
StoneMor Inc 8.5% 5/15/2029 (d)		2,690,000	2,626,737
TKC Holdings Inc 10.5% 5/15/2029 (d)		1,594,000	1,634,661
TKC Holdings Inc 6.875% 5/15/2028 (d)		1,819,000	1,832,548
			10,205,320
Hotels, Restaurants & Leisure - 0.3%
Acushnet Co 5.625% 12/1/2033 (d)		545,000	549,234
Caesars Entertainment Inc 6% 10/15/2032 (d)(u)		575,000	548,567
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		1,085,000	1,103,610
Caesars Entertainment Inc 7% 2/15/2030 (d)(u)		1,801,000	1,864,401
Carnival Corp 5.75% 3/15/2030 (d)		1,880,000	1,932,202
Carnival Corp 5.75% 8/1/2032 (d)		230,000	235,776
Carnival Corp 5.875% 6/15/2031 (d)		2,140,000	2,203,453
Carnival Corp 6.125% 2/15/2033 (d)		2,305,000	2,374,355
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		3,760,000	3,506,748
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		625,000	580,802
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)		2,005,000	2,055,105
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		540,000	556,818
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		525,000	537,685
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(u)		635,000	658,521
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)		1,090,000	1,110,163
Life Time Inc 6% 11/15/2031 (d)		1,890,000	1,927,390
Light & Wonder International Inc 6.25% 10/1/2033 (d)		1,640,000	1,650,078
Lindblad Expeditions LLC 7% 9/15/2030 (d)(u)		660,000	676,885
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		1,605,000	1,091,400
McDonald's Corp 3.5% 5/21/2032 (t)	EUR	860,000	1,010,190
McDonald's Corp 3.5% 7/1/2027		3,551,000	3,526,393
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (d)		1,010,000	1,056,238
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)(u)		530,000	551,180
NCL Corp Ltd 5.875% 1/15/2031 (d)		165,000	162,830
NCL Corp Ltd 6.25% 9/15/2033 (d)		1,175,000	1,160,932
NCL Corp Ltd 6.75% 2/1/2032 (d)		1,175,000	1,192,508
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (d)		1,285,000	1,284,437
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		1,095,000	1,103,451
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		1,200,000	1,226,473
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		2,040,000	2,100,418
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)		2,320,000	2,400,618
Times Square Hotel Trust 8.528% 8/1/2026 (d)		90,055	90,305
Viking Cruises Ltd 5.875% 10/15/2033 (d)		2,735,000	2,779,340
Viking Cruises Ltd 9.125% 7/15/2031 (d)		440,000	472,010
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)		475,000	475,132
Yum! Brands Inc 4.625% 1/31/2032 (u)		1,610,000	1,585,271
Yum! Brands Inc 5.375% 4/1/2032		510,000	517,565
			47,858,484
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)		565,000	535,337
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (d)		575,000	577,930
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		935,000	949,100
Century Communities Inc 6.625% 9/15/2033 (d)		1,165,000	1,181,366
Dream Finders Homes Inc 6.875% 9/15/2030 (d)(u)		1,170,000	1,179,120
LGI Homes Inc 4% 7/15/2029 (d)(u)		705,000	644,293
LGI Homes Inc 7% 11/15/2032 (d)		3,410,000	3,340,684
LGI Homes Inc 8.75% 12/15/2028 (d)		540,000	562,589
New Home Co Inc/The 8.5% 11/1/2030 (d)		525,000	540,763
TopBuild Corp 4.125% 2/15/2032 (d)		940,000	896,264
TopBuild Corp 5.625% 1/31/2034 (d)		1,095,000	1,109,948
Whirlpool Corp 5.75% 3/1/2034		125,000	120,162
Whirlpool Corp 6.125% 6/15/2030		2,050,000	2,070,613
Whirlpool Corp 6.5% 6/15/2033 (u)		3,515,000	3,492,985
			17,201,154
Specialty Retail - 0.2%
Carvana Co 10.25% 5/1/2030 (d)		120,000	129,899
Carvana Co 4.875% 9/1/2029 (d)		1,271,000	1,178,853
Carvana Co 5.5% 4/15/2027 (d)		575,000	567,813
Carvana Co 5.875% 10/1/2028 (d)		455,000	447,038
Carvana Co 9% 6/1/2030 pay-in-kind (c)(d)		617,138	647,107
Carvana Co 9% 6/1/2031 pay-in-kind (c)(d)		1,539,672	1,731,623
Champions Financing Inc 8.75% 2/15/2029 (d)(u)		1,350,000	1,345,695
LBM Acquisition LLC 6.25% 1/15/2029 (d)		820,000	733,506
LBM Acquisition LLC 9.5% 6/15/2031 (d)		1,670,000	1,721,302
Lowe's Cos Inc 3.35% 4/1/2027		1,437,000	1,424,891
Lowe's Cos Inc 3.75% 4/1/2032		27,423,000	26,353,845
Park River Holdings Inc 8% 3/15/2031 (d)		415,000	428,717
SGUS LLC 11% 12/15/2029 (d)		1,286,008	1,042,124
Staples Inc 10.75% 9/1/2029 (d)		2,515,000	2,471,845
Staples Inc 12.75% 1/15/2030 (d)		1,713,025	1,350,195
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)(u)		890,000	937,818
White Cap Supply Holdings LLC 7.375% 11/15/2030 (d)		540,000	550,755
			43,063,026
TOTAL CONSUMER DISCRETIONARY			137,679,520

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		1,435,000	1,375,767
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		2,135,000	2,118,919
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (d)		550,000	557,516
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (d)		550,000	554,435
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)		965,000	999,268
C&S Group Enterprises LLC 5% 12/15/2028 (d)		1,180,000	1,096,014
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		2,076,000	2,168,855
Mars Inc 4.8% 3/1/2030 (d)		11,876,000	12,165,552
Mars Inc 5% 3/1/2032 (d)		8,916,000	9,214,390
Performance Food Group Inc 6.125% 9/15/2032 (d)		1,065,000	1,095,663
US Foods Inc 4.75% 2/15/2029 (d)		590,000	587,252
US Foods Inc 5.75% 4/15/2033 (d)		920,000	936,559
US Foods Inc 6.875% 9/15/2028 (d)		620,000	641,265
			33,511,455
Food Products - 0.0%
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)		2,815,000	2,730,912
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		160,000	153,141
Post Holdings Inc 4.625% 4/15/2030 (d)		700,000	681,810
Post Holdings Inc 5.5% 12/15/2029 (d)		914,000	914,158
Post Holdings Inc 6.25% 10/15/2034 (d)		585,000	594,151
Post Holdings Inc 6.25% 2/15/2032 (d)		1,190,000	1,228,755
Post Holdings Inc 6.375% 3/1/2033 (d)		1,845,000	1,867,446
			8,170,373
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)(u)		780,000	798,530
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042		10,924,000	9,278,311
Altria Group Inc 4.5% 5/2/2043		7,299,000	6,335,754
Philip Morris International Inc 3.25% 6/6/2032	EUR	3,170,000	3,653,673
			19,267,738
TOTAL CONSUMER STAPLES			61,748,096

Energy - 1.4%
Energy Equipment & Services - 0.0%
Kodiak Gas Services LLC 6.5% 10/1/2033 (d)		735,000	749,739
Kodiak Gas Services LLC 6.75% 10/1/2035 (d)		845,000	868,226
Nabors Industries Inc 8.875% 8/15/2031 (d)		911,000	889,593
Nabors Industries Inc 9.125% 1/31/2030 (d)		310,000	325,016
Nabors Industries Ltd 7.5% 1/15/2028 (d)		1,330,000	1,331,716
Star Holding LLC 8.75% 8/1/2031 (d)(u)		769,000	776,322
Transocean Aquila Ltd 8% 9/30/2028 (d)		455,538	467,577
Transocean International Ltd 7.875% 10/15/2032 (d)		305,000	317,935
Transocean International Ltd 8.25% 5/15/2029 (d)		700,000	712,052
Transocean International Ltd 8.5% 5/15/2031 (d)		1,535,000	1,547,478
Transocean International Ltd 8.75% 2/15/2030 (d)		210,000	218,947
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (d)		1,095,000	1,104,814
WBI Operating LLC 6.25% 10/15/2030 (d)		875,000	875,350
WBI Operating LLC 6.5% 10/15/2033 (d)		875,000	874,576
			11,059,341
Oil, Gas & Consumable Fuels - 1.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (d)		530,000	532,619
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (d)		600,000	611,517
California Resources Corp 7% 1/15/2034 (d)		110,000	109,723
California Resources Corp 8.25% 6/15/2029 (d)		2,625,000	2,746,472
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (d)		960,000	957,047
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		2,570,000	2,567,379
CITGO Petroleum Corp 8.375% 1/15/2029 (d)		560,000	583,490
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		1,050,000	1,007,088
CNX Resources Corp 7.25% 3/1/2032 (d)		1,045,000	1,089,776
CNX Resources Corp 7.375% 1/15/2031 (d)(u)		1,040,000	1,079,623
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)		6,422,000	6,896,295
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)		1,920,000	2,059,144
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)		3,456,000	3,728,879
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)		2,069,000	2,282,011
Comstock Resources Inc 5.875% 1/15/2030 (d)		2,009,000	1,951,942
Comstock Resources Inc 6.75% 3/1/2029 (d)		1,100,000	1,103,335
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		2,080,000	2,253,202
CVR Energy Inc 8.5% 1/15/2029 (d)		1,140,000	1,172,457
DBR Land Holdings LLC 6.25% 12/1/2030 (d)		1,290,000	1,306,525
DCP Midstream Operating LP 6.45% 11/3/2036 (d)		4,987,000	5,321,539
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		2,750,000	2,765,672
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)		255,000	261,239
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		1,350,000	1,415,011
Energy Transfer LP 3.75% 5/15/2030		9,728,000	9,490,396
Energy Transfer LP 4.95% 6/15/2028		7,159,000	7,283,294
Energy Transfer LP 5% 5/15/2050		4,377,000	3,721,895
Energy Transfer LP 5.25% 4/15/2029		4,040,000	4,157,586
Energy Transfer LP 5.8% 6/15/2038		3,992,000	4,104,230
Energy Transfer LP 6.5% 2/15/2056 (c)		115,000	113,373
Energy Transfer LP 6.75% 2/15/2056 (c)		115,000	114,432
Energy Transfer LP 7.375% 2/1/2031 (d)(u)		760,000	790,900
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		2,095,000	2,161,321
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,150,000	1,163,917
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)		460,000	467,201
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)(u)		75,000	78,639
Harvest Midstream I LP 7.5% 5/15/2032 (d)		630,000	654,651
Harvest Midstream I LP 7.5% 9/1/2028 (d)		1,905,000	1,931,988
Hess Corp 5.8% 4/1/2047		8,479,000	8,845,620
Hess Corp 7.125% 3/15/2033		2,041,000	2,385,001
Hess Midstream Operations LP 4.25% 2/15/2030 (d)		400,000	390,131
Hess Midstream Operations LP 5.125% 6/15/2028 (d)		1,315,000	1,315,257
Hess Midstream Operations LP 5.5% 10/15/2030 (d)		415,000	419,326
Hess Midstream Operations LP 5.875% 3/1/2028 (d)		1,015,000	1,032,081
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		515,000	532,911
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (d)		520,000	533,077
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		695,000	733,564
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		15,589,000	15,191,649
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		686,000	751,564
Kinder Morgan Inc 5.05% 2/15/2046		1,762,000	1,609,629
Kinetik Holdings LP 5.875% 6/15/2030 (d)		2,695,000	2,716,482
Kinetik Holdings LP 6.625% 12/15/2028 (d)		590,000	606,953
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		1,740,000	1,668,778
MPLX LP 4.95% 9/1/2032		14,675,000	14,792,613
MPLX LP 5.5% 2/15/2049		6,593,000	6,118,762
Occidental Petroleum Corp 6.45% 9/15/2036		8,786,000	9,381,471
Occidental Petroleum Corp 6.6% 3/15/2046		10,444,000	10,871,818
Occidental Petroleum Corp 7.5% 5/1/2031		12,314,000	13,888,862
ONEOK Inc 4.25% 9/24/2027		4,280,000	4,290,068
ONEOK Inc 4.4% 10/15/2029		4,476,000	4,489,940
ONEOK Inc 4.75% 10/15/2031		8,707,000	8,747,382
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		95,000	93,975
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)(u)		2,840,000	2,797,160
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)(u)		1,420,000	1,492,693
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		2,689,000	2,611,110
Prairie Acquiror LP 9% 8/1/2029 (d)		640,000	661,542
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		110,000	107,807
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)		940,000	940,308
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)		1,280,000	1,342,958
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		490,000	509,403
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029 (u)		1,075,000	1,053,590
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		1,015,000	1,018,225
Sunoco LP 4.5% 10/1/2029 (d)		730,000	711,262
Sunoco LP 4.625% 5/1/2030 (d)		2,980,000	2,905,018
Sunoco LP 5.625% 3/15/2031 (d)		500,000	502,844
Sunoco LP 5.875% 3/15/2034 (d)		500,000	503,221
Sunoco LP 6.25% 7/1/2033 (d)		1,170,000	1,201,734
Sunoco LP 6.625% 8/15/2032 (d)		900,000	927,839
Sunoco LP 7% 5/1/2029 (d)		450,000	468,418
Sunoco LP 7.25% 5/1/2032 (d)		515,000	543,508
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		2,328,000	2,326,676
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		2,285,000	2,277,383
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		2,385,000	2,357,205
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (d)		525,000	525,621
Talos Production Inc 9% 2/1/2029 (d)		325,000	338,963
Talos Production Inc 9.375% 2/1/2031 (d)(u)		760,000	800,852
Targa Resources Corp 4.35% 1/15/2029		4,745,000	4,760,964
Targa Resources Corp 4.9% 9/15/2030		6,326,000	6,452,182
Targa Resources Corp 5.65% 2/15/2036		15,234,000	15,742,295
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		2,221,000	2,125,593
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)		1,915,000	1,980,691
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)		1,585,000	1,661,306
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)		1,070,000	1,165,953
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)		915,000	1,019,391
Western Gas Partners LP 4.65% 7/1/2026		2,834,000	2,837,063
Western Gas Partners LP 4.75% 8/15/2028		2,108,000	2,127,568
Williams Cos Inc/The 4.65% 8/15/2032		34,934,000	35,149,976
Williams Cos Inc/The 5.75% 6/24/2044		6,964,000	7,043,812
			302,434,856
TOTAL ENERGY			313,494,197

Financials - 7.5%
Banks - 3.3%
Bank of America Corp 3.419% 12/20/2028 (c)		8,456,000	8,351,309
Bank of America Corp 3.705% 4/24/2028 (c)		11,813,000	11,752,064
Bank of America Corp 4.25% 10/22/2026		5,344,000	5,355,395
Bank of America Corp 4.376% 4/27/2028 (c)		20,000,000	20,071,933
Bank of America Corp 4.571% 4/27/2033 (c)		10,000,000	10,041,362
Bank of America Corp 5.015% 7/22/2033 (c)		121,493,000	125,003,011
Citigroup Inc 4.296% 7/23/2036 (c)	EUR	1,000,000	1,181,945
Citigroup Inc 4.3% 11/20/2026		3,067,000	3,072,342
Citigroup Inc 4.412% 3/31/2031 (c)		7,342,000	7,365,706
Citigroup Inc 4.45% 9/29/2027		10,486,000	10,537,431
Citigroup Inc 4.6% 3/9/2026		4,812,000	4,817,286
Citigroup Inc 4.91% 5/24/2033 (c)		54,777,000	55,784,937
Citizens Financial Group Inc 2.638% 9/30/2032		5,802,000	5,002,918
JPMorgan Chase & Co 2.956% 5/13/2031 (c)		9,435,000	8,907,840
JPMorgan Chase & Co 4.452% 12/5/2029 (c)		20,700,000	20,929,819
JPMorgan Chase & Co 4.493% 3/24/2031 (c)		15,800,000	16,009,205
JPMorgan Chase & Co 4.586% 4/26/2033 (c)		73,217,000	73,963,886
JPMorgan Chase & Co 4.912% 7/25/2033 (c)		53,314,000	54,740,952
JPMorgan Chase & Co 5.103% 4/22/2031 (c)		12,681,000	13,151,323
JPMorgan Chase & Co 5.572% 4/22/2036 (c)		15,063,000	16,001,000
JPMorgan Chase & Co 5.717% 9/14/2033 (c)		22,300,000	23,806,320
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)		21,940,000	21,977,167
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)		21,945,000	22,065,024
Synchrony Bank 5.625% 8/23/2027		12,818,000	13,074,662
Wells Fargo & Co 3.526% 3/24/2028 (c)		19,749,000	19,605,708
Wells Fargo & Co 4.478% 4/4/2031 (c)		30,867,000	31,203,394
Wells Fargo & Co 4.897% 7/25/2033 (c)		30,571,000	31,272,259
Wells Fargo & Co 5.15% 4/23/2031 (c)		17,154,000	17,765,443
Wells Fargo & Co 5.499% 1/23/2035 (c)		8,163,000	8,583,587
Wells Fargo & Co 5.574% 7/25/2029 (c)		21,000,000	21,764,565
Wells Fargo & Co 5.605% 4/23/2036 (c)		15,150,000	16,068,195
Western Alliance Bancorp 3% 6/15/2031 (c)		2,670,000	2,555,137
			701,783,125
Capital Markets - 2.2%
Ares Strategic Income Fund 5.45% 9/9/2028 (d)		10,286,000	10,335,868
Ares Strategic Income Fund 5.7% 3/15/2028		17,019,000	17,240,071
Ares Strategic Income Fund 5.8% 9/9/2030 (d)		8,322,000	8,411,085
Athene Global Funding 5.339% 1/15/2027 (d)		28,368,000	28,735,094
Athene Global Funding 5.583% 1/9/2029 (d)		12,707,000	13,067,100
Blackstone Private Credit Fund 4.875% 4/14/2026 (t)	GBP	1,360,000	1,799,121
Blackstone Private Credit Fund 7.3% 11/27/2028		20,400,000	21,687,779
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)		18,352,000	16,502,444
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)		39,245,000	36,322,781
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)		72,922,000	72,427,086
Goldman Sachs Group Inc/The 3.8% 3/15/2030		11,810,000	11,655,401
Goldman Sachs Group Inc/The 6.75% 10/1/2037		3,974,000	4,476,174
Hightower Holding LLC 6.75% 4/15/2029 (d)		635,000	635,647
Hightower Holding LLC 9.125% 1/31/2030 (d)		1,735,000	1,844,095
HPS Corporate Lending Fund 5.45% 1/14/2028		31,655,000	31,898,196
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		1,770,000	1,800,596
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)		2,360,000	2,468,275
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)		1,360,000	1,432,662
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		1,405,000	1,334,563
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		750,000	731,965
Moody's Corp 3.25% 1/15/2028		4,181,000	4,117,049
Morgan Stanley 3.622% 4/1/2031 (c)		21,065,000	20,539,296
Morgan Stanley 3.955% 3/21/2035 (c)	EUR	1,250,000	1,488,582
Morgan Stanley 4.21% 4/20/2028 (c)		20,000,000	20,030,606
Morgan Stanley 4.431% 1/23/2030 (c)		8,668,000	8,732,924
Morgan Stanley 4.889% 7/20/2033 (c)		44,206,000	45,252,374
Morgan Stanley 5.192% 4/17/2031 (c)		11,495,000	11,897,326
Morgan Stanley 5.449% 7/20/2029 (c)		10,520,000	10,872,159
Morgan Stanley 5.664% 4/17/2036 (c)		9,117,000	9,678,493
Morgan Stanley 6.407% 11/1/2029 (c)		30,000,000	31,853,843
MSCI Inc 5.15% 3/15/2036		3,796,000	3,791,372
MSCI Inc 5.25% 9/1/2035		10,839,000	10,960,185
Sixth Street Specialty Lending Inc 6.125% 3/1/2029		6,857,000	7,035,774
Stonex Escrow Issuer LLC 6.875% 7/15/2032 (d)		530,000	548,605
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		845,000	886,843
			472,491,434
Consumer Finance - 1.0%
Ally Financial Inc 4.75% 6/9/2027		25,000,000	25,132,215
Ally Financial Inc 6.646% 1/17/2040 (c)		2,053,000	2,062,685
Ally Financial Inc 6.7% 2/14/2033		2,000,000	2,093,812
Ally Financial Inc 7.1% 11/15/2027		21,840,000	22,871,487
Ally Financial Inc 8% 11/1/2031		2,941,000	3,346,805
Capital One Financial Corp 3.273% 3/1/2030 (c)		12,815,000	12,442,215
Capital One Financial Corp 3.65% 5/11/2027		29,451,000	29,288,688
Capital One Financial Corp 3.8% 1/31/2028		10,388,000	10,332,559
Capital One Financial Corp 4.1% 2/9/2027		6,829,000	6,823,830
Capital One Financial Corp 4.5% 1/30/2026		9,265,000	9,265,000
Capital One Financial Corp 4.927% 5/10/2028 (c)		27,617,000	27,907,155
Capital One Financial Corp 5.247% 7/26/2030 (c)		22,350,000	23,032,484
Capital One Financial Corp 5.817% 2/1/2034 (c)		3,086,000	3,248,853
Capital One Financial Corp 6.377% 6/8/2034 (c)		3,571,000	3,880,896
Encore Capital Group Inc 6.625% 4/15/2031 (d)		200,000	199,938
Encore Capital Group Inc 8.5% 5/15/2030 (d)		1,910,000	2,032,760
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	980,000	1,165,955
Ford Motor Credit Co LLC 4.95% 5/28/2027		10,000,000	10,022,768
Ford Motor Credit Co LLC 5.73% 9/5/2030		1,074,000	1,093,022
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	1,050,000	1,414,196
LFS Topco LLC 8.75% 7/15/2030 (d)		2,240,000	2,190,121
Navient Corp 4.875% 3/15/2028		285,000	281,397
Navient Corp 5% 3/15/2027		630,000	629,443
Navient Corp 5.5% 3/15/2029 (u)		655,000	645,282
Navient Corp 5.625% 8/1/2033		415,000	373,999
Navient Corp 7.875% 6/15/2032		1,045,000	1,079,749
OneMain Finance Corp 3.875% 9/15/2028		1,595,000	1,547,903
OneMain Finance Corp 5.375% 11/15/2029 (u)		1,385,000	1,380,471
OneMain Finance Corp 6.125% 5/15/2030		1,015,000	1,031,320
OneMain Finance Corp 6.5% 3/15/2033		515,000	517,493
OneMain Finance Corp 6.625% 5/15/2029		260,000	269,040
OneMain Finance Corp 6.75% 3/15/2032		515,000	526,350
OneMain Finance Corp 7.125% 11/15/2031		1,235,000	1,286,738
OneMain Finance Corp 7.125% 3/15/2026		427,000	429,723
OneMain Finance Corp 7.125% 9/15/2032		845,000	875,138
OneMain Finance Corp 7.5% 5/15/2031		505,000	530,518
PRA Group Inc 8.875% 1/31/2030 (d)(u)		965,000	1,000,416
SLM Corp 6.5% 1/31/2030		1,101,000	1,147,616
Stellantis Financial Services US Corp 5.4% 9/15/2030 (d)		1,571,000	1,585,579
Synchrony Financial 3.95% 12/1/2027		11,478,000	11,383,235
			226,368,854
Financial Services - 0.8%
Block Inc 3.5% 6/1/2031 (u)		1,075,000	1,008,414
Block Inc 5.625% 8/15/2030 (d)		975,000	993,460
Block Inc 6% 8/15/2033 (d)		1,305,000	1,341,222
Block Inc 6.5% 5/15/2032		3,120,000	3,260,628
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)		2,425,000	2,575,229
Burford Capital Global Finance LLC 7.5% 7/15/2033 (d)		970,000	948,311
Clue Opco LLC 9.5% 10/15/2031 (d)(u)		613,000	634,706
Corebridge Financial Inc 3.65% 4/5/2027		15,270,000	15,152,157
Corebridge Financial Inc 3.9% 4/5/2032		7,187,000	6,831,865
Corebridge Financial Inc 4.35% 4/5/2042		1,635,000	1,408,051
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (d)		1,100,000	1,113,966
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (d)		545,000	551,077
Equitable Holdings Inc 4.572% 2/15/2029 (d)		2,913,000	2,929,739
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (c)		1,648,000	1,679,192
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		1,835,000	1,839,588
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		1,815,000	1,580,868
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		2,951,000	2,913,076
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		842,000	841,193
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030 (u)		1,425,000	1,377,484
ION Platform Finance US Inc 7.875% 9/30/2032 (d)		1,905,000	1,815,116
Jackson Financial Inc 3.125% 11/23/2031		7,286,000	6,640,915
Jackson Financial Inc 5.17% 6/8/2027		6,781,000	6,856,929
Jackson Financial Inc 5.67% 6/8/2032		19,681,000	20,404,645
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		18,025,000	16,301,709
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		27,395,000	25,669,483
Jefferson Capital Holdin 8.25% 5/15/2030 (d)		845,000	883,993
NFE Financing LLC 12% 11/15/2029 (d)(e)		6,477,551	1,641,411
PennyMac Financial Services Inc 6.75% 2/15/2034 (d)		1,040,000	1,071,645
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)(u)		1,100,000	1,144,944
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)		1,040,000	1,085,700
Pine Street Trust II 5.568% 2/15/2049 (d)		11,300,000	10,746,288
Rocket Cos Inc 6.125% 8/1/2030 (d)		1,655,000	1,717,993
Rocket Cos Inc 6.375% 8/1/2033 (d)		1,835,000	1,921,553
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		1,050,000	1,091,383
Sixth Street Lending Partners 6.125% 7/15/2030 (d)		10,728,000	11,021,235
UWM Holdings LLC 6.25% 3/15/2031 (d)		1,175,000	1,180,195
UWM Holdings LLC 6.625% 2/1/2030 (d)		1,845,000	1,874,893
Walker & Dunlop Inc 6.625% 4/1/2033 (d)		895,000	919,915
WEX Inc 6.5% 3/15/2033 (d)(u)		1,610,000	1,642,063
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		2,699,000	2,802,207
			167,414,441
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (d)		175,000	179,249
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		550,000	571,113
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		350,000	366,827
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		255,000	262,322
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)		1,854,000	1,887,847
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		505,000	522,081
AmWINS Group Inc 4.875% 6/30/2029 (d)		190,000	185,311
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		1,662,000	1,675,961
Five Corners Funding Trust II 2.85% 5/15/2030 (d)		24,197,000	22,810,463
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)		4,589,000	4,621,562
Pacific LifeCorp 5.125% 1/30/2043 (d)		4,258,000	4,073,215
Unum Group 4.046% 8/15/2041 (d)		562,000	462,014
Unum Group 5.75% 8/15/2042		8,796,000	8,820,578
Western-Southern Global Funding 4.9% 5/1/2030 (d)		4,981,000	5,124,397
			51,562,940
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (d)		1,095,000	1,106,197
Rithm Capital Corp 8% 4/1/2029 (d)		565,000	577,228
Rithm Capital Corp 8% 7/15/2030 (d)		1,085,000	1,105,903
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		255,000	253,037
Starwood Property Trust Inc 5.25% 10/15/2028 (d)		550,000	553,759
Starwood Property Trust Inc 5.75% 1/15/2031 (d)		875,000	889,304
Starwood Property Trust Inc 6% 4/15/2030 (d)		920,000	947,046
Starwood Property Trust Inc 6.5% 10/15/2030 (d)		355,000	370,057
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		910,000	949,977
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		620,000	657,070
			7,409,578
TOTAL FINANCIALS			1,627,030,372

Health Care - 1.1%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		1,880,000	1,677,806
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (d)		1,165,000	1,131,292
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		4,222,000	4,366,899
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		890,000	937,317
			6,435,508
Health Care Providers & Services - 1.0%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)		900,000	917,161
Centene Corp 2.45% 7/15/2028		25,480,000	23,753,756
Centene Corp 2.625% 8/1/2031		7,320,000	6,272,225
Centene Corp 3.375% 2/15/2030		7,780,000	7,144,233
Centene Corp 4.25% 12/15/2027		8,475,000	8,370,891
Centene Corp 4.625% 12/15/2029		13,170,000	12,731,641
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		4,700,000	4,204,805
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		4,375,000	4,133,042
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		2,739,000	2,275,884
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)		1,040,000	1,106,018
Cigna Group/The 3.05% 10/15/2027		5,900,000	5,804,496
Cigna Group/The 4.8% 8/15/2038		6,950,000	6,728,370
CVS Health Corp 3% 8/15/2026		1,290,000	1,279,596
CVS Health Corp 3.625% 4/1/2027		3,769,000	3,742,875
CVS Health Corp 4.78% 3/25/2038		10,528,000	10,007,157
CVS Health Corp 5% 1/30/2029		6,934,000	7,094,332
CVS Health Corp 5.25% 1/30/2031		2,843,000	2,944,986
CVS Health Corp 6.75% 12/10/2054 (c)		1,653,000	1,713,065
CVS Health Corp 7% 3/10/2055 (c)		2,555,000	2,686,238
DaVita Inc 4.625% 6/1/2030 (d)		3,420,000	3,317,187
DaVita Inc 6.75% 7/15/2033 (d)		1,430,000	1,485,934
DaVita Inc 6.875% 9/1/2032 (d)		1,685,000	1,753,290
Global Medical Response Inc 7.375% 10/1/2032 (d)		535,000	563,676
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		575,000	542,363
HCA Inc 3.5% 9/1/2030		20,318,000	19,557,396
HCA Inc 3.625% 3/15/2032		1,921,000	1,822,186
HCA Inc 5.625% 9/1/2028		10,497,000	10,840,428
HCA Inc 5.875% 2/1/2029		9,711,000	10,117,624
LifePoint Health Inc 10% 6/1/2032 (d)		735,000	776,874
ModivCare Inc 5% 10/1/2029 (d)(e)		407,000	41
Molina Healthcare Inc 6.25% 1/15/2033 (d)		3,343,000	3,350,579
Molina Healthcare Inc 6.5% 2/15/2031 (d)		1,640,000	1,675,283
Owens & Minor Inc 4.5% 3/31/2029 (d)(u)		655,000	463,214
Owens & Minor Inc 6.625% 4/1/2030 (d)		1,340,000	859,350
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		1,220,000	1,223,459
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		1,245,000	1,319,949
Radiology Partners Inc 8.5% 7/15/2032 (d)		610,000	633,638
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(d)		137,525	133,055
Sabra Health Care LP 3.2% 12/1/2031		24,037,000	21,988,539
Sabra Health Care LP 3.9% 10/15/2029		4,785,000	4,679,571
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		600,000	615,731
Tenet Healthcare Corp 4.25% 6/1/2029		705,000	691,030
Tenet Healthcare Corp 4.375% 1/15/2030		1,610,000	1,577,661
Tenet Healthcare Corp 5.5% 11/15/2032 (d)		2,200,000	2,234,861
Tenet Healthcare Corp 6% 11/15/2033 (d)		895,000	924,113
Tenet Healthcare Corp 6.125% 10/1/2028		621,000	623,689
Tenet Healthcare Corp 6.125% 6/15/2030		1,735,000	1,773,415
Tenet Healthcare Corp 6.75% 5/15/2031		440,000	458,427
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		3,971,000	4,040,659
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		2,710,000	2,753,029
			215,707,022
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (d)		2,255,000	2,358,651
IQVIA Inc 6.5% 5/15/2030 (d)		960,000	998,751
			3,357,402
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		460,000	443,813
Charles River Laboratories International Inc 4% 3/15/2031 (d)		120,000	113,518
			557,331
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (d)		3,745,000	3,871,637
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		710,000	706,975
Bausch Health Cos Inc 11% 9/30/2028 (d)		1,035,000	1,081,853
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		1,455,000	1,316,768
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		635,000	466,725
Elanco Animal Health Inc 6.65% 8/28/2028 (c)		2,437,000	2,554,298
Mylan Inc 4.55% 4/15/2028		7,694,000	7,690,961
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)(u)		1,570,000	1,530,069
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(u)		1,945,000	1,628,850
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		580,000	521,940
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)		2,295,000	1,929,945
Utah Acquisition Sub Inc 3.95% 6/15/2026		2,434,000	2,425,504
			25,725,525
TOTAL HEALTH CARE			253,460,594

Industrials - 0.9%
Aerospace & Defense - 0.4%
Axon Enterprise Inc 6.125% 3/15/2030 (d)		1,435,000	1,479,155
Axon Enterprise Inc 6.25% 3/15/2033 (d)		1,225,000	1,271,834
Boeing Co 5.15% 5/1/2030		7,640,000	7,874,399
Boeing Co 5.705% 5/1/2040		7,640,000	7,848,871
Boeing Co 5.93% 5/1/2060		7,640,000	7,584,771
Boeing Co 6.259% 5/1/2027		3,625,000	3,724,052
Boeing Co 6.298% 5/1/2029		4,647,000	4,942,324
Boeing Co 6.388% 5/1/2031		3,520,000	3,829,815
Boeing Co 6.528% 5/1/2034		3,767,000	4,188,823
Boeing Co 6.858% 5/1/2054		5,671,000	6,460,798
Boeing Co 7.008% 5/1/2064		5,352,000	6,128,638
Carpenter Technology Corp 5.625% 3/1/2034 (d)		1,510,000	1,534,692
OneSky Flight LLC 8.875% 12/15/2029 (d)		1,060,000	1,121,790
TransDigm Inc 6% 1/15/2033 (d)		585,000	598,165
TransDigm Inc 6.25% 1/31/2034 (d)		385,000	399,183
TransDigm Inc 6.375% 3/1/2029 (d)		2,990,000	3,079,700
TransDigm Inc 6.375% 5/31/2033 (d)		3,405,000	3,490,111
TransDigm Inc 6.625% 3/1/2032 (d)		910,000	945,829
TransDigm Inc 6.75% 1/31/2034 (d)		1,780,000	1,859,815
TransDigm Inc 6.75% 8/15/2028 (d)		930,000	948,600
TransDigm Inc 6.875% 12/15/2030 (d)		690,000	719,314
TransDigm Inc 7.125% 12/1/2031 (d)		685,000	718,150
			70,748,829
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)(u)		3,481,000	3,592,030
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)		1,040,000	1,099,164
			4,691,194
Building Products - 0.1%
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (d)		1,150,000	1,208,182
Builders FirstSource Inc 4.25% 2/1/2032 (d)		1,285,000	1,221,337
Builders FirstSource Inc 6.375% 3/1/2034 (d)		635,000	660,474
Builders FirstSource Inc 6.75% 5/15/2035 (d)		2,520,000	2,657,826
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)		1,020,000	852,975
Carrier Global Corp 5.9% 3/15/2034		1,609,000	1,738,171
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		815,000	407,755
Cornerstone Building Brands Inc 9.5% 8/15/2029 (d)		505,000	405,495
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		2,553,000	2,645,810
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		1,015,000	1,062,393
JH North America Holdings Inc 6.125% 7/31/2032 (d)		550,000	563,795
Masterbrand Inc 7% 7/15/2032 (d)		427,000	440,516
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)		595,000	607,824
Standard Building Solutions Inc 6.25% 8/1/2033 (d)		2,175,000	2,230,778
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		1,040,000	1,072,911
			17,776,242
Commercial Services & Supplies - 0.1%
ADT Security Corp/The 5.875% 10/15/2033 (d)		1,095,000	1,111,376
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		785,000	769,705
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (d)		1,385,000	1,431,528
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		2,565,000	2,700,578
Artera Services LLC 8.5% 2/15/2031 (d)		6,204,000	5,363,025
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		2,628,000	2,577,166
Clean Harbors Inc 6.375% 2/1/2031 (d)		585,000	601,268
CoreCivic Inc 4.75% 10/15/2027		1,928,000	1,918,728
CoreCivic Inc 8.25% 4/15/2029		520,000	547,832
GEO Group Inc/The 10.25% 4/15/2031		1,650,000	1,810,542
GEO Group Inc/The 8.625% 4/15/2029		1,300,000	1,369,875
GFL Environmental Inc 3.5% 9/1/2028 (d)		655,000	642,666
GFL Environmental Inc 6.75% 1/15/2031 (d)		250,000	262,455
Neptune Bidco US Inc 10.375% 5/15/2031 (d)		2,515,000	2,542,758
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		2,355,000	2,337,337
OT Midco Inc 10% 2/15/2030 (d)		2,125,000	842,142
Reworld Holding Corp 4.875% 12/1/2029 (d)		585,000	554,350
Williams Scotsman Inc 6.625% 4/15/2030 (d)		565,000	583,414
Williams Scotsman Inc 6.625% 6/15/2029 (d)		1,040,000	1,073,037
			29,039,782
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (d)		2,070,000	2,127,836
Amsted Industries Inc 6.375% 3/15/2033 (d)		1,060,000	1,096,644
Pike Corp 5.5% 9/1/2028 (d)		1,091,000	1,088,272
Pike Corp 8.625% 1/31/2031 (d)		1,090,000	1,152,354
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		2,495,000	2,502,585
			7,967,691
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (d)		547,000	534,094
WESCO Distribution Inc 6.375% 3/15/2033 (d)		1,655,000	1,730,908
			2,265,002
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)(u)		1,085,000	1,117,153
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		2,385,000	2,452,431
Uber Technologies Inc 4.15% 1/15/2031		8,848,000	8,809,238
Uber Technologies Inc 4.8% 9/15/2035		6,979,000	6,975,833
XPO Inc 7.125% 2/1/2032 (d)		1,510,000	1,595,499
XPO Inc 7.125% 6/1/2031 (d)(u)		570,000	596,281
			21,546,435
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)		880,000	867,414
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		1,000,000	1,060,011
			1,927,425
Machinery - 0.0%
Allison Transmission Inc 5.875% 12/1/2033 (d)		1,200,000	1,210,931
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(d)		2,030,000	2,196,759
Chart Industries Inc 7.5% 1/1/2030 (d)		136,000	141,704
Enpro Inc 6.125% 6/1/2033 (d)		1,070,000	1,105,312
			4,654,706
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		35,667	35,729
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		1,545,000	1,526,073
			1,561,802
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		1,295,000	1,359,306
CACI International Inc 6.375% 6/15/2033 (d)		1,730,000	1,803,532
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (d)		2,305,000	2,147,704
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (d)		1,260,000	1,183,312
ION Platform Finance US Inc / ION Platform Finance SARL 8.75% 5/1/2029 (d)		930,000	920,820
ION Platform Finance US Inc / ION Platform Finance SARL 9% 8/1/2029 (d)		465,000	464,439
Paychex Inc 5.1% 4/15/2030		1,543,000	1,585,705
Paychex Inc 5.35% 4/15/2032		2,147,000	2,232,832
Paychex Inc 5.6% 4/15/2035		1,681,000	1,765,887
Science Applications International Corp 5.875% 11/1/2033 (d)		1,645,000	1,638,637
TriNet Group Inc 3.5% 3/1/2029 (d)		1,165,000	1,099,290
Verisk Analytics Inc 4.5% 8/15/2030		4,382,000	4,417,493
Verisk Analytics Inc 5.125% 2/15/2036		9,850,000	9,991,103
			30,610,060
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 7% 6/15/2032 (d)		510,000	534,887
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)(u)		1,235,000	1,314,851
Herc Holdings Inc 7% 6/15/2030 (d)		1,955,000	2,052,226
Herc Holdings Inc 7.25% 6/15/2033 (d)		1,355,000	1,434,469
QXO Building Products Inc 6.75% 4/30/2032 (d)		3,125,000	3,263,488
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (d)		520,000	535,748
United Rentals North America Inc 5.375% 11/15/2033 (d)		2,190,000	2,195,029
United Rentals North America Inc 6.125% 3/15/2034 (d)		1,945,000	2,031,358
			13,362,056
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (d)		525,000	549,448
TOTAL INDUSTRIALS			206,700,672

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp 5% 12/15/2029 (d)(u)		1,180,000	1,169,417
Dell International LLC / EMC Corp 4.15% 2/15/2029		8,943,000	8,930,870
Dell International LLC / EMC Corp 4.5% 2/15/2031		17,706,000	17,707,594
Dell International LLC / EMC Corp 4.75% 10/6/2032		11,804,000	11,835,533
Dell International LLC / EMC Corp 5.1% 2/15/2036		21,790,000	21,760,679
Insight Enterprises Inc 6.625% 5/15/2032 (d)		980,000	1,003,285
Lightning Power LLC 7.25% 8/15/2032 (d)		1,045,000	1,108,929
Sensata Technologies Inc 3.75% 2/15/2031 (d)		595,000	556,416
Sensata Technologies Inc 6.625% 7/15/2032 (d)(u)		1,020,000	1,066,286
TTM Technologies Inc 4% 3/1/2029 (d)		605,000	585,978
			65,724,987
IT Services - 0.0%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		2,675,000	2,649,430
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		855,000	846,762
CoreWeave Inc 9% 2/1/2031 (d)		3,150,000	2,850,416
CoreWeave Inc 9.25% 6/1/2030 (d)		1,795,000	1,656,077
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		1,550,000	1,483,359
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		1,100,000	1,099,954
			10,585,998
Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology Inc 5.875% 10/1/2033 (d)		540,000	549,731
Broadcom Inc 1.95% 2/15/2028		3,204,000	3,072,287
Broadcom Inc 2.45% 2/15/2031		45,257,000	41,601,966
Broadcom Inc 2.6% 2/15/2033		27,706,000	24,630,618
Broadcom Inc 3.187% 11/15/2036 (d)		7,432,000	6,418,231
Broadcom Inc 3.419% 4/15/2033		2,460,000	2,305,282
Entegris Inc 3.625% 5/1/2029 (d)		1,005,000	958,861
Entegris Inc 4.75% 4/15/2029 (d)		1,910,000	1,906,266
Entegris Inc 5.95% 6/15/2030 (d)		1,855,000	1,898,991
ON Semiconductor Corp 3.875% 9/1/2028 (d)		1,395,000	1,359,894
Wolfspeed Inc 12% 6/15/2031 pay-in-kind (c)		604,896	489,966
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(d)		569,152	623,221
			85,815,314
Software - 0.3%
Cloud Software Group Inc 8.25% 6/30/2032 (d)		3,436,000	3,619,476
Cloud Software Group Inc 9% 9/30/2029 (d)		5,021,000	5,179,327
Fair Isaac Corp 6% 5/15/2033 (d)		1,960,000	2,014,586
Fiserv Funding ULC 3.5% 6/15/2032	EUR	899,000	1,030,345
Oracle Corp 4.45% 9/26/2030		6,726,000	6,627,615
Oracle Corp 4.8% 9/26/2032		11,220,000	11,030,429
Oracle Corp 5.2% 9/26/2035		10,214,000	10,008,599
Oracle Corp 5.875% 9/26/2045		6,299,000	5,939,430
Oracle Corp 5.95% 9/26/2055		7,897,000	7,399,773
Oracle Corp 6.1% 9/26/2065		8,128,000	7,569,361
Rackspace Finance LLC 3.5% 5/15/2028 (d)		1,874,575	757,959
UKG Inc 6.875% 2/1/2031 (d)		1,155,000	1,192,369
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		3,425,000	3,603,737
			65,973,006
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)		1,380,000	1,418,611
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		765,000	787,716
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)		500,000	531,175
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (d)		315,000	335,558
			3,073,060
TOTAL INFORMATION TECHNOLOGY			231,172,365

Materials - 0.4%
Chemicals - 0.3%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		2,834,528	2,473,126
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)		595,000	628,874
Celanese US Holdings LLC 6.5% 4/15/2030		865,000	863,631
Celanese US Holdings LLC 6.75% 4/15/2033		2,430,000	2,418,309
Celanese US Holdings LLC 6.85% 11/15/2028 (c)		8,341,000	8,622,158
Celanese US Holdings LLC 6.879% 7/15/2032 (c)		1,090,000	1,112,032
Celanese US Holdings LLC 7.05% 11/15/2030 (c)		9,531,000	9,879,731
Celanese US Holdings LLC 7.2% 11/15/2033 (c)		5,688,000	5,940,274
Chemours Co/The 4.625% 11/15/2029 (d)		1,785,000	1,594,533
Chemours Co/The 5.75% 11/15/2028 (d)		1,170,000	1,135,541
Chemours Co/The 8% 1/15/2033 (d)		1,390,000	1,352,316
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (d)		1,057,047	574,227
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (d)		2,135,000	2,085,505
Mativ Holdings Inc 8% 10/1/2029 (d)		1,205,000	1,207,152
Methanex US Operations Inc 6.25% 3/15/2032 (d)		1,390,000	1,427,196
Olin Corp 5% 2/1/2030 (u)		3,130,000	3,076,129
Olin Corp 6.625% 4/1/2033 (d)		1,845,000	1,832,678
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)(u)		1,174,000	1,134,332
Olympus Water US Holding Corp 7.25% 2/15/2033 (d)		3,295,000	3,270,803
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)		895,000	895,884
Solstice Advanced Materials Inc 5.625% 9/30/2033 (d)		1,631,000	1,639,925
Tronox Inc 4.625% 3/15/2029 (d)		3,162,000	2,042,495
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		2,605,000	2,452,319
WR Grace Holdings LLC 6.625% 8/15/2032 (d)		1,545,000	1,533,632
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		319,000	324,164
			59,516,966
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		4,330,000	4,496,250
Quikrete Holdings Inc 6.75% 3/1/2033 (d)		1,345,000	1,400,464
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (d)		1,435,000	1,438,239
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		1,590,000	1,687,553
			9,022,506
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		1,910,000	1,777,713
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)		575,000	575,000
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (d)(g)		810,000	824,076
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)		270,000	273,204
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)		1,370,000	1,382,349
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		975,000	989,927
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(u)		1,710,000	1,712,683
Crown Americas LLC 5.875% 6/1/2033 (d)		1,560,000	1,597,039
Graham Packaging Co Inc 7.125% 8/15/2028 (d)		468,000	466,935
Graphic Packaging International LLC 3.75% 2/1/2030 (d)(u)		610,000	577,676
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		1,000,000	1,016,904
			11,193,506
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		3,450,000	3,655,672
Alumina Pty Ltd 6.375% 9/15/2032 (d)		1,980,000	2,061,271
Century Aluminum Co 6.875% 8/1/2032 (d)		1,055,000	1,072,025
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		985,000	1,009,670
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)		580,000	598,207
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)		540,000	564,754
Cleveland-Cliffs Inc 7.625% 1/15/2034 (d)		635,000	658,892
Commercial Metals Co 3.875% 2/15/2031		700,000	662,181
Commercial Metals Co 4.125% 1/15/2030		610,000	589,980
Commercial Metals Co 5.75% 11/15/2033 (d)		1,475,000	1,508,378
Commercial Metals Co 6% 12/15/2035 (d)		1,470,000	1,497,450
Kaiser Aluminum Corp 5.875% 3/1/2034 (d)		1,100,000	1,096,365
Novelis Corp 3.875% 8/15/2031 (d)		510,000	465,274
Novelis Corp 6.375% 8/15/2033 (d)		510,000	514,635
Novelis Corp 6.875% 1/30/2030 (d)(u)		1,910,000	1,979,178
			17,933,932
TOTAL MATERIALS			97,666,910

Real Estate - 1.6%
Diversified REITs - 0.3%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		2,145,000	2,172,507
Piedmont Operating Partnership LP 2.75% 4/1/2032		2,906,000	2,492,918
Safehold GL Holdings LLC 6.1% 4/1/2034		2,520,000	2,680,524
Store Capital LLC 2.75% 11/18/2030		3,880,000	3,541,123
Store Capital LLC 4.625% 3/15/2029		3,549,000	3,537,384
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		1,394,000	1,285,622
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		3,224,000	3,060,104
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)		2,925,000	2,804,716
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)		104,000	103,945
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)		255,000	253,589
VICI Properties LP 4.75% 2/15/2028		13,710,000	13,849,555
VICI Properties LP 4.75% 4/1/2028		2,811,000	2,841,849
VICI Properties LP 4.95% 2/15/2030		20,675,000	20,921,717
VICI Properties LP 5.125% 5/15/2032		4,986,000	5,028,954
VICI Properties LP 5.75% 4/1/2034		42,000	43,588
Vornado Realty LP 2.15% 6/1/2026		3,551,000	3,503,469
WP Carey Inc 3.85% 7/15/2029		2,566,000	2,533,527
WP Carey Inc 4.25% 7/23/2032	EUR	295,000	352,934
			71,008,025
Health Care REITs - 0.6%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)		1,915,000	1,862,565
Healthcare Realty Holdings LP 3.1% 2/15/2030		2,678,000	2,537,556
Healthcare Realty Holdings LP 3.5% 8/1/2026		2,790,000	2,772,657
Healthpeak OP LLC 3.25% 7/15/2026		1,156,000	1,150,641
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	460,000	509,209
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,800,000	1,319,665
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		1,455,000	1,225,342
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		5,877,000	5,679,819
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		485,000	512,540
Omega Healthcare Investors Inc 3.25% 4/15/2033		20,688,000	18,445,649
Omega Healthcare Investors Inc 3.375% 2/1/2031		5,332,000	4,977,919
Omega Healthcare Investors Inc 3.625% 10/1/2029		11,904,000	11,485,172
Omega Healthcare Investors Inc 4.5% 4/1/2027		18,502,000	18,564,974
Omega Healthcare Investors Inc 4.75% 1/15/2028		10,700,000	10,791,975
Ventas Realty LP 3% 1/15/2030		5,631,000	5,362,602
Ventas Realty LP 4% 3/1/2028		3,986,000	3,976,148
Ventas Realty LP 4.125% 1/15/2026		2,017,000	2,015,725
Ventas Realty LP 4.75% 11/15/2030		11,238,000	11,422,072
			104,612,230
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)(u)		1,195,000	1,241,805
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		3,649,000	3,352,853
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	1,055,000	1,211,044
			4,563,897
Office REITs - 0.2%
Boston Properties LP 4.5% 12/1/2028		7,625,000	7,662,142
Boston Properties LP 6.75% 12/1/2027		11,623,000	12,168,318
COPT Defense Properties LP 2.25% 3/15/2026		3,379,000	3,357,579
COPT Defense Properties LP 2.75% 4/15/2031		6,606,000	6,010,962
COPT Defense Properties LP 4.5% 10/15/2030		1,793,000	1,785,724
Hudson Pacific Properties LP 4.65% 4/1/2029		15,534,000	14,299,047
			45,283,772
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		860,000	848,632
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)		215,000	215,910
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)		254,000	236,731
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		657,000	631,853
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)		500,000	543,178
Brandywine Operating Partnership LP 3.95% 11/15/2027		8,220,000	8,119,211
Brandywine Operating Partnership LP 4.55% 10/1/2029		8,895,000	8,550,424
Brandywine Operating Partnership LP 8.3% 3/15/2028		10,931,000	11,526,358
Essex Portfolio LP 5.5% 4/1/2034		833,000	869,095
Forestar Group Inc 6.5% 3/15/2033 (d)		1,600,000	1,646,837
Howard Hughes Corp/The 4.125% 2/1/2029 (d)		570,000	553,336
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		595,000	568,443
Kennedy-Wilson Inc 4.75% 2/1/2030		1,170,000	1,119,924
Tanger Properties LP 2.75% 9/1/2031		8,621,000	7,811,967
Tanger Properties LP 3.125% 9/1/2026		4,970,000	4,926,782
Taylor Morrison Communities Inc 5.75% 11/15/2032 (d)		870,000	896,728
			49,065,409
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		1,451,000	1,297,424
American Homes 4 Rent LP 3.625% 4/15/2032		6,608,000	6,242,368
American Homes 4 Rent LP 5.5% 2/1/2034		2,259,000	2,341,278
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		7,275,000	7,065,205
Invitation Homes Operating Partnership LP 5.5% 8/15/2033		1,240,000	1,291,306
Sun Communities Operating LP 2.3% 11/1/2028		3,294,000	3,131,319
Sun Communities Operating LP 2.7% 7/15/2031		8,306,000	7,574,682
Sun Communities Operating LP 4.2% 4/15/2032		280,000	273,384
			29,216,966
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		10,439,000	10,302,614
Brixmor Operating Partnership LP 4.125% 5/15/2029		10,374,000	10,323,117
Brixmor Operating Partnership LP 4.125% 6/15/2026		8,538,000	8,532,111
Kite Realty Group Trust 4.75% 9/15/2030		764,000	771,604
NNN REIT Inc 5.6% 10/15/2033		1,255,000	1,320,598
Realty Income Corp 2.2% 6/15/2028		1,564,000	1,498,965
Realty Income Corp 3.375% 6/20/2031	EUR	1,135,000	1,318,722
Realty Income Corp 3.4% 1/15/2028		3,355,000	3,319,463
			37,387,194
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	1,675,000	1,967,088
American Tower Corp 5.45% 2/15/2034		680,000	708,929
American Tower Corp 5.55% 7/15/2033		820,000	861,294
Iron Mountain Inc 6.25% 1/15/2033 (d)		880,000	899,785
Millrose Properties Inc 6.25% 9/15/2032 (d)		585,000	591,608
Millrose Properties Inc 6.375% 8/1/2030 (d)		980,000	999,726
			6,028,430
TOTAL REAL ESTATE			348,407,728

Utilities - 0.8%
Electric Utilities - 0.3%
Alabama Power Co 3.05% 3/15/2032		13,712,000	12,755,136
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)(u)		315,000	288,386
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		1,775,000	1,653,877
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)(u)		375,000	374,910
Cleco Corporate Holdings LLC 3.375% 9/15/2029		6,938,000	6,542,330
Duke Energy Corp 3.85% 6/15/2034	EUR	1,520,000	1,757,537
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)		2,680,000	2,433,470
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)		8,750,000	7,815,200
Edison International 6.25% 3/15/2030		594,000	620,884
Edison International 7.875% 6/15/2054 (c)		870,000	904,855
Edison International 8.125% 6/15/2053 (c)(u)		1,320,000	1,363,070
Exelon Corp 3.35% 3/15/2032		8,005,000	7,510,717
Hawaiian Electric Co Inc 6% 10/1/2033 (d)		855,000	865,718
NRG Energy Inc 3.375% 2/15/2029 (d)		1,020,000	977,218
NRG Energy Inc 3.625% 2/15/2031 (d)		840,000	786,113
NRG Energy Inc 5.25% 6/15/2029 (d)		1,085,000	1,089,574
NRG Energy Inc 5.75% 1/15/2034 (d)		1,645,000	1,658,188
NRG Energy Inc 5.75% 7/15/2029 (d)		1,795,000	1,803,952
NRG Energy Inc 6% 1/15/2036 (d)		1,645,000	1,670,649
NRG Energy Inc 6% 2/1/2033 (d)		965,000	985,455
NRG Energy Inc 6.25% 11/1/2034 (d)(u)		1,575,000	1,623,083
PacifiCorp 7.375% 9/15/2055 (c)		1,586,000	1,612,710
PG&E Corp 5% 7/1/2028		2,265,000	2,248,483
PG&E Corp 5.25% 7/1/2030		1,885,000	1,867,064
PG&E Corp 7.375% 3/15/2055 (c)		2,289,000	2,366,492
Southern Co/The 1.875% 9/15/2081 (c)	EUR	1,835,000	2,060,144
Vistra Operations Co LLC 6.875% 4/15/2032 (d)		1,100,000	1,156,924
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		745,000	791,332
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(u)		750,000	768,623
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (d)		1,595,000	1,621,656
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)		960,000	1,005,996
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)		955,000	998,529
			71,978,275
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 3.95% 7/15/2030 (d)		37,328,000	36,405,412
AES Corp/The 6.95% 7/15/2055 (c)		1,227,000	1,196,962
Alpha Generation LLC 6.25% 1/15/2034 (d)		1,095,000	1,096,718
Alpha Generation LLC 6.75% 10/15/2032 (d)		590,000	607,222
Calpine Corp 4.625% 2/1/2029 (d)		700,000	694,852
Calpine Corp 5.125% 3/15/2028 (d)		820,000	822,300
Sunnova Energy Corp 5.875% (d)(e)(f)		2,795,000	6,988
Talen Energy Supply LLC 6.25% 2/1/2034 (d)		1,645,000	1,676,130
Talen Energy Supply LLC 6.5% 2/1/2036 (d)		1,645,000	1,700,741
			44,207,325
Multi-Utilities - 0.3%
NiSource Inc 2.95% 9/1/2029		13,668,000	13,108,805
NiSource Inc 5.8% 2/1/2042		2,300,000	2,373,694
NiSource Inc 5.95% 6/15/2041		3,281,000	3,440,205
Puget Energy Inc 4.1% 6/15/2030		12,516,000	12,257,217
Puget Energy Inc 4.224% 3/15/2032		23,786,000	22,837,485
Sempra 6% 10/15/2039		5,447,000	5,746,831
			59,764,237
TOTAL UTILITIES			175,949,837

TOTAL UNITED STATES			3,813,745,913
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (d)		265,000	274,440
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (d)		910,000	952,088
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (d)		440,000	468,738
Navoiyuran State Enterprise 6.7% 7/2/2030 (d)		685,000	688,425

TOTAL UZBEKISTAN			2,383,691
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (d)(e)		98,000	28,126
Petroleos de Venezuela SA 5.375% (e)(t)		353,900	85,538
Petroleos de Venezuela SA 6% (d)(e)		1,847,331	448,901
Petroleos de Venezuela SA 6% (d)(e)		1,619,833	393,619

TOTAL VENEZUELA			956,184
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (d)		753,195	745,196
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 7.25% 2/15/2034 (d)		1,440,000	1,484,986
First Quantum Minerals Ltd 8% 3/1/2033 (d)		955,000	1,005,880
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		330,000	345,724
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		2,242,000	2,366,947

TOTAL ZAMBIA			5,203,537
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $5,037,984,076)			5,037,503,443

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
DigitalBridge Group Inc Series H, 7.125%	11,025	237,202
DigitalBridge Group Inc Series I, 7.15%	13,700	287,221
		524,423
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty Trust Inc Series F, 6.25% (c)	22,800	502,968
Franklin BSP Realty Trust Inc 7.5%	18,900	400,680
MFA Financial Inc 7.5%	13,700	285,508
		1,189,156
TOTAL FINANCIALS		1,713,579

Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10.75% (h)	17,000	1,645,090
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
DiamondRock Hospitality Co 8.25%	7,100	180,340
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.875% Series B	16,525	378,588
Retail REITs - 0.0%
Cedar Realty Trust Inc 7.25%	137	2,455
Specialized REITs - 0.0%
National Storage Affiliates Trust Series A, 6%	6,925	147,641
TOTAL REAL ESTATE		709,024

TOTAL UNITED STATES		4,067,693
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,246,760)		4,067,693

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (l)(t)		1,486,000	1,498,377
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (c)(d)(l)		545,000	586,221
Banco de Credito e Inversiones SA 8.75% (c)(d)(l)		550,000	606,014
Banco del Estado de Chile 7.95% (c)(d)(l)		480,000	511,857

TOTAL CHILE			1,704,092
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (c)(l)(t)	EUR	810,000	851,887
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (c)(l)(t)	EUR	730,000	713,541
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (c)(d)(l)		1,090,000	1,171,292
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (c)(l)(t)	EUR	2,200,000	2,552,845
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 7.875% (c)(l)		3,150,000	3,179,582
Grand City Properties SA 1.5% (c)(l)(t)	EUR	1,800,000	2,067,012
			5,246,594
TOTAL GERMANY			7,799,439
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (c)(l)(t)		1,000,000	999,418
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (c)(d)(l)		350,000	354,036
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (c)(d)(l)		340,000	336,482
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(d)(l)		902,000	930,651
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(d)(l)		375,000	392,114
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (c)(d)		485,000	483,106
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (c)(d)		555,000	628,826
			2,434,697
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (c)(d)(l)		2,670,000	2,691,340
Cemex SAB de CV 7.2% (c)(d)(l)		865,000	909,928
			3,601,268
TOTAL MEXICO			6,035,965
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (c)(d)(e)(f)(l)		390,000	19,500
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (c)(l)(t)		615,000	609,418
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (c)(l)(t)	EUR	1,410,000	1,669,137
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(e)(l)(t)	EUR	1,985,000	1,661,228

TOTAL SWEDEN			3,330,365
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(e)(f)(l)(t)		7,755,000	2,093,850
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (c)(l)(t)		720,000	743,007
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 8.875% (c)(l)(t)	GBP	1,000,000	1,414,668
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (c)(l)(t)	GBP	1,015,000	755,172
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (c)(l)(t)	GBP	1,475,000	1,993,123
TOTAL UNITED KINGDOM			4,162,963
UNITED STATES - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.625% (c)(l)		1,035,000	1,057,044
Energy Transfer LP Series G, 7.125% (c)(l)		710,000	731,186
Mesquite Energy Inc 7.25% (e)(f)(l)		4,592,000	459
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (b)(c)(l)		4,745,000	4,759,656
Sunoco LP 7.875% (c)(d)(l)		1,750,000	1,808,797
			8,357,142
Financials - 0.0%
Banks - 0.0%
Bank of America Corp 6.25% (c)(l)		1,080,000	1,098,685
BW Real Estate Inc 9.5% (c)(d)(l)		1,194,000	1,236,917
			2,335,602
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (c)(l)		1,429,000	1,320,871
Ally Financial Inc 4.7% (c)(l)		1,124,000	1,102,797
			2,423,668
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(f)(l)		630,342	641,404
TOTAL FINANCIALS			5,400,674

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp 4.125% (c)(l)		3,167,000	3,094,182
Aircastle Ltd 5.25% (c)(d)(l)		2,616,000	2,632,769
			5,726,951
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(l)		1,155,000	1,160,224
TOTAL UNITED STATES			20,644,991
TOTAL PREFERRED SECURITIES (Cost $62,120,206)			53,068,623

U.S. Government Agency - Mortgage Securities - 22.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 22.4%
Fannie Mae 2% 11/1/2051	10,798,679	8,864,638
Fannie Mae 2% 3/1/2052	9,869,606	8,095,793
Fannie Mae 2.5% 1/1/2052	1,857,524	1,598,318
Fannie Mae 2.5% 4/1/2052	2,623,090	2,266,890
Fannie Mae 2.5% 5/1/2052	4,998,501	4,315,047
Fannie Mae 2.5% 6/1/2052	11,005,019	9,551,870
Fannie Mae 3% 12/1/2051	10,108,334	9,084,316
Fannie Mae 3% 6/1/2052	5,013,398	4,532,153
Fannie Mae 3.5% 7/1/2047	97,164	91,802
Fannie Mae 5.5% 2/1/2055	5,229,446	5,351,866
Fannie Mae 6.5% 7/1/2054	190,823	200,803
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	5,381	5,534
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	1,277	1,310
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	737	753
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	1,946	2,000
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	6,240	6,439
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	1,302	1,341
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.387% 5/1/2035 (b)(c)	9,341	9,598
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.437% 11/1/2036 (b)(c)	1,804	1,857
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.473% 3/1/2033 (b)(c)	2,905	2,982
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (b)(c)	4,044	4,169
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.561% 6/1/2042 (b)(c)	7,615	7,928
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.601% 3/1/2040 (b)(c)	10,474	10,870
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	18,335	19,135
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.607% 7/1/2035 (b)(c)	2,059	2,118
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (b)(c)	4,719	4,869
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	1,909	1,993
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (b)(c)	38,347	39,950
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.582% 12/1/2040 (b)(c)	237,082	247,354
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	3,736	3,874
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.509% 7/1/2041 (b)(c)	3,912	4,088
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	3,419	3,573
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (b)(c)	12,820	13,386
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (b)(c)	7,274	7,505
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	1,130	1,168
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	7,554	7,856
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.944% 10/1/2033 (b)(c)	14,938	15,216
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	2,744	2,807
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (b)(c)	7,776	7,966
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 6.381% 10/1/2033 (b)(c)	3,874	3,963
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.58% 7/1/2034 (b)(c)	3,862	3,955
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	5,932,636	5,377,620
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	917,366	785,200
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	11,135,082	8,648,677
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	2,810,334	2,547,419
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	2,677,485	2,434,529
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,442,517	1,307,565
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	91,446	83,148
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	62,663	56,977
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	900,051	771,512
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	7,738,537	6,565,858
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	2,875,981	2,606,924
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	63,498	57,557
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	918,277	786,547
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	481,403	436,366
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	136,760	123,966
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	133,286	120,817
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	935,685	800,284
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	8,977,946	6,973,218
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	176,262	159,772
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	174,377	158,063
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	56,760	51,450
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	956,276	817,368
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	732,436	663,915
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	181,505	164,525
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	94,766	85,812
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	191,444	173,354
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	207,122	162,814
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	3,618,667	2,810,637
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	3,876,660	3,184,774
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,498,202	3,705,226
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	8,387,802	7,353,645
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	2,574,266	2,258,458
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,471,542	2,061,328
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,496,269	2,050,748
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	5,891,754	4,900,983
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	72,048	59,077
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	22,183	18,106
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	15,730,971	13,908,400
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	4,174,224	3,662,181
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	3,324,504	2,916,231
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,636,883	1,352,925
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	8,256,346	6,857,619
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	5,224,245	4,331,031
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	43,099	35,353
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	5,648,590	4,989,919
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	829,240	735,243
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,412	12,734
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	2,059,830	1,696,708
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	40,990	33,674
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	4,092,639	3,386,506
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,860,734	2,371,621
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,605,616	1,335,612
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	1,964,112	1,928,579
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	316,858	294,667
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	219,435	203,999
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	217,130	202,263
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	113,600	105,999
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,421	13,609
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	40,324	33,215
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	10,647,952	8,770,853
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	15,803	13,938
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	66,723	54,961
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,400,757	4,470,613
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,052,900	1,708,963
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,385,959	1,145,963
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	917,556	762,111
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,347,782	1,187,860
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	708,062	627,147
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	6,872,052	5,636,974
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	331,327	308,641
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	16,223,983	14,324,586
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	359,148	334,332
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	2,370,518	2,086,254
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	509,948	451,595
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	745,459	613,811
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	2,637,037	2,327,365
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	241,819	212,646
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	28,993,855	23,846,364
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,755,617	1,453,805
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,442,045	1,186,029
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	333,134	276,385
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	198,228	162,849
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	162,065	133,394
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	47,739	39,293
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	22,784	18,718
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	17,097,026	15,147,611
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	56,560	46,519
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	444,767	364,831
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	55,884	45,840
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	834,475	684,499
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	958,788	927,836
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	13,341,469	12,691,257
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	2,505,024	2,161,725
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,871,577	2,486,121
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	671,195	579,211
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	935,556	905,706
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	844,015	817,396
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	603,079	561,711
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	2,455,417	2,227,402
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	15,048,618	13,089,751
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,539,513	1,329,494
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	159,604	156,419
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	614,840	595,215
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	266,594	257,105
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	69,321	66,830
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	3,061	2,958
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	4,030,948	3,816,860
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	2,082,462	1,896,732
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,426,674	1,288,563
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	497,367	450,206
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	10,009,145	8,665,600
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	6,306,966	5,444,603
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	4,819,327	4,160,373
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	1,707,392	1,651,644
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	3,689,138	3,571,307
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	479,516	462,269
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	5,014,888	4,847,184
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	6,640,524	5,732,554
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,074,307	3,527,406
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	3,620,282	3,128,669
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	516,208	499,922
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	436,737	416,816
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	169,595	145,134
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	760,454	693,606
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	3,129,884	2,699,974
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	936,381	906,480
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	7,659,346	6,700,632
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	899,201	778,500
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	843,038	819,352
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	882,863	800,985
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	688,392	625,805
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	680,248	618,782
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	353,877	319,849
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	143,732	129,963
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	19,017,453	16,530,080
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,848,442	14,555,256
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	10,191,284	8,794,628
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	9,083,981	7,884,494
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,819,541	6,787,016
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	9,507,216	8,245,902
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	5,192,610	4,521,560
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	12,289,055	10,666,357
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	1,948,509	1,774,749
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,586,035	2,346,729
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	700,799	636,472
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	6,954,829	6,049,524
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,884,572	3,377,706
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,178,441	1,143,006
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	4,137,677	3,753,695
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	10,914,555	9,391,492
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	8,795,609	7,568,233
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	8,425,258	7,249,562
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	4,094	4,006
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	537,390	499,747
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	44,687	41,453
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	36,478	34,067
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,234	11,431
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,249	11,350
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,935	11,059
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,772	9,984
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	6,865,681	6,161,575
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	4,320	4,218
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	10,872	10,080
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	2,869,327	2,632,452
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	7,693,469	6,974,193
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,348,635	2,107,038
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	112,260	109,517
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	634,872	623,144
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	314,023	292,407
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	260,801	242,590
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,937	9,218
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,608,901	3,310,971
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,552,714	3,259,422
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,350,354	1,212,714
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,688,907	6,929,210
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	6,186,927	5,606,567
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,130,473	4,617,147
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	4,797,814	4,323,770
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	66,314	59,886
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	48,749	44,024
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	1,710,718	1,675,540
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	15,819	15,440
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	659,534	641,925
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	12,565,044	11,276,444
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,904,499	3,502,856
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,443,059	2,198,621
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,080,481	1,874,921
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,083,322	1,065,771
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	22,470	21,994
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	438,275	430,393
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	93,338	86,773
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	87,288	81,062
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	78,716	72,810
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	51,313	47,852
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	7,060	6,521
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	3,046,426	2,758,754
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	7,105,902	6,383,823
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	4,650,934	4,178,321
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	763,912	684,853
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	684,851	613,975
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	362,388	354,558
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	317,643	309,625
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	189,781	185,401
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	120,951	115,010
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	147,499	136,974
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,578	6,113
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	1,304,810	1,197,092
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	6,550,046	5,913,108
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,437,598	3,081,834
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	22,164	21,628
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	55,728	54,240
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	6,062	5,629
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,673,065	2,461,581
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	26,040	23,524
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	5,586,013	5,053,293
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,144,057	2,829,480
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	9,534	9,318
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	463,380	429,138
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	95,815	89,059
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	27,747	25,770
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	14,958	13,791
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,806	7,278
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,072	6,531
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	48,661	44,636
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	1,176,047	1,079,327
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	766,428	694,055
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	407,179	366,184
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	74,541	72,853
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	22,218	20,579
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,071	5,612
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,355	4,020
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	4,228,889	3,822,951
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	2,295,950	2,243,453
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	1,255,984	1,234,220
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	39,438	38,073
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	162,053	153,909
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	88,834	82,795
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	5,058,976	4,576,518
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	4,127,638	3,722,390
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	19,513	18,809
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	56,013	52,860
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	108,888	100,645
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	104,959	96,164
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	35,070	31,992
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	10,789,629	9,747,170
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	4,949,256	4,474,168
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	2,857,768	2,579,874
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	148,127	144,707
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	121,175	118,352
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	2,725,318	2,669,265
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	223,338	207,794
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	47,339	43,787
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	17,323	16,054
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	6,963	6,430
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	77,472	73,970
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	1,621	1,547
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	188,981	180,106
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	19,536	18,458
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	530,642	500,366
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	114,647	108,106
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	60,061	56,635
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	1,814,919	1,718,174
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	432,831	404,213
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	10,059	9,646
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	589,936	562,408
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	187,416	178,667
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	55,177	52,618
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	9,803	9,333
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	22,158	20,893
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	388,036	366,139
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	1,700,755	1,610,627
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	33,381,738	31,623,168
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	32,382	30,836
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	18,179	17,254
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	3,014,542	2,809,574
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,175,255	1,122,776
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	47,599	45,432
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	18,352	17,480
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	38,085	35,983
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	20,709	19,534
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	13,795	13,013
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	408,802	385,477
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	1,159,642	1,140,237
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	25,604	24,402
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	901,604	840,020
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	113,248	107,848
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	452,272	421,097
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	283,776	269,932
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	1,027,386	970,694
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	13,957,321	13,104,276
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	129,419	123,001
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	2,554,257	2,410,917
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	920,908	870,092
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	3,692,043	3,460,623
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	5,318,984	5,215,352
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	7,431	7,085
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	351,723	334,394
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	6,361	6,067
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,405,951	2,258,904
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	16,176,656	15,091,921
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	35,335	33,541
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	8,705	8,218
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	2,118,154	1,999,287
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	53,030	50,054
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	51,770	48,865
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	50,270	47,449
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	37,440	35,339
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	16,512	15,586
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	4,298,426	4,098,750
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	5,783,049	5,409,721
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,457,585	1,356,202
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	1,674,076	1,647,632
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	574	548
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	226,955	216,542
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	81,627	78,046
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	227,066	216,803
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	46,947	44,750
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,879,177	1,774,309
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	960,469	906,870
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	48,678	45,947
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	694,694	646,374
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	76,864	75,145
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	135,416	129,100
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	126,068	120,268
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	13,229	12,614
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	11,395	10,900
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	5,112,986	4,828,804
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,093,651	1,035,695
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	437,697	431,205
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	46,210	45,481
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	44,121	43,432
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	17,519	17,250
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,827	13,627
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,547	13,345
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,908	11,723
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,555	8,426
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,255	5,179
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,899	3,830
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,144	2,125
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	376,369	370,740
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	6,858	6,727
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	2,230	2,217
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	2,245,418	2,208,568
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	28,204	27,648
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	5,236	5,139
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	1,947,411	1,900,978
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	6,282,984	6,068,382
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	123,003	119,263
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	113,502	111,886
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	67,999	66,868
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	27,851	27,447
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	26,172	25,829
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	13,796	13,602
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	554,659	545,850
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	377,350	371,273
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	22,360	21,959
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	7,200	7,088
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	2,183	2,165
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	28,017	27,550
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	16,979	16,645
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	1,303,485	1,281,975
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	2,369,571	2,320,810
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	2,041,208	1,992,555
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	19,422	18,927
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	382,223	373,349
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	861,034	848,351
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	125,247	123,500
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	99,599	98,275
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	89,632	88,219
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	83,790	82,433
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	79,243	78,023
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	76,588	75,506
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	76,497	75,380
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	68,606	67,590
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	64,965	63,822
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	59,887	58,966
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	55,734	54,836
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	51,718	50,958
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	40,047	39,403
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	37,729	37,061
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,685	33,164
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,592	33,145
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,534	26,067
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,638	22,382
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,387	15,105
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,355	5,276
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,889	4,802
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,062	1,045
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	340,070	334,679
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	188,945	185,924
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	153,511	151,001
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	7,883	7,733
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	11,447	11,295
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	10,069	9,908
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	167,763	162,715
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	20,467	19,851
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	204,063	200,902
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	88,604	87,308
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	14,166	13,952
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	12,161	11,980
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,479	6,377
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,138	6,066
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,592	5,516
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,472	5,390
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,305	5,229
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,737	4,672
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,722	4,661
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,278	4,191
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,859	3,800
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,889	2,847
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,402	1,383
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	126,820	124,745
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	64,857	63,772
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	53,528	52,672
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	15,449	15,199
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	10,420	10,253
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	40,635	39,738
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	515,454	503,164
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	37,857	36,895
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	94,701	91,851
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	362,026	356,691
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	53,802	52,998
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	17,226	17,021
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	16,588	16,338
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	6,826	6,716
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	5,148	5,076
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	271,064	266,543
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	28,191	27,663
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	9,292	9,184
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,765	4,695
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,531	4,449
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	44,464	43,568
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	482,832	467,396
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	81,026	78,562
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	12,094	11,980
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	47,727	46,975
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	21,326	20,944
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	20,946	20,622
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	17,809	17,490
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	12,091	11,906
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	10,511	10,375
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	9,281	9,141
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	8,230	8,084
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,400	4,345
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,140	4,078
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,937	2,894
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	185,600	182,243
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	24,338	23,951
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,732	21,380
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	16,263	15,942
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	13,720	13,471
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	12,760	12,535
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	10,964	10,781
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	59,465	58,069
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	261,347	255,122
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	20,766,697	20,070,369
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	157,516	154,954
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	112,685	110,860
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	54,273	53,396
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	30,937	30,387
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	23,522	23,069
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	23,165	22,747
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	7,985	7,842
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	7,217	7,082
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,328	3,283
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	37,394	36,640
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	6,865,811	6,712,619
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	77,554	75,535
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	9,501,681	9,132,602
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	4,093,921	3,947,692
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	21,737	21,062
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	43,758	42,676
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	1,049,409	1,020,780
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	715,412	686,728
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	23,531	22,580
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	61,576	60,652
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	2,065,338	1,984,467
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	1,977,865	1,900,420
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	5,647	5,543
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	10,678	10,422
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	345,256	337,455
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	570,922	555,347
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	23,748	23,012
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	20,212	19,958
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	4,127	4,076
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	1,427	1,408
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	130,695	127,551
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	79,052	77,067
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	15,108	14,695
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	99,735	98,394
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	27,946	27,507
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	10,475	10,310
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	24,886	24,484
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	11,214	11,004
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	9,582	9,417
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	6,403	6,318
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,666	2,624
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	414,630	405,262
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	23,624	23,061
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	129,584	125,684
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	13,003	12,612
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	214,127	207,483
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	19,645	19,783
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	2,122	2,137
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	1,524	1,535
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	33,835	34,071
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,671	2,690
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,550	2,568
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	1,284	1,293
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	537	539
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	463,033	461,717
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	26,413	26,584
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	19,262	19,389
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	6,416	6,459
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	218	217
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	9,711	9,770
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	11,137	11,216
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	116,195	115,865
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	88,541	88,289
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	10,300	10,375
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	7,311	7,364
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	2,652	2,671
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	7,275	7,314
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	514,391	518,067
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	21,781	21,936
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	11,598	11,680
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	7,629	7,683
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	55,968	56,363
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,225	3,249
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	5,643	5,683
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	3,339	3,354
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	62,068	61,892
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	3,555	3,527
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	26,103	26,276
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	537	541
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,055	1,063
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	879	885
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	4,135	4,160
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	105,654	106,412
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	51,053	51,409
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	21,566	21,720
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,212	4,242
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	3,627	3,652
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,059	9,113
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	1,331	1,341
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	4,924,045	4,922,365
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	3,121,763	3,120,698
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	1,919,882	1,899,428
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	3,031	3,052
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	767,042	772,450
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	39,964	40,221
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	2,286	2,302
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	2,360,282	2,371,932
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,031,122	1,038,332
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	38,839	38,813
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	45,703	45,559
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	10,609	10,669
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	15,875	15,991
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	8,676	8,740
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	48,982	49,315
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	11,198	11,277
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	750	753
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,377,879	2,394,833
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	61,264	61,147
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	15,033	15,004
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	11,912	11,937
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	48,475	48,322
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	22,179	22,329
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	14,534	14,635
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	13,597	13,682
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	10,679	10,752
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	9,699	9,764
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	6,693	6,741
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	6,322	6,367
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	4,355	4,382
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	415,907	418,759
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	242,352	243,988
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	71,502	71,979
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	48,289	48,631
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	4,021	4,050
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,176	11,247
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,886	3,912
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	2,355	2,372
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	1,838	1,850
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	62,025	61,849
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	41,254	41,175
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	34,064	33,999
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	14,586	14,558
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	156,084	155,494
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	68,285	68,091
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	21,135	21,282
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	16,182	16,289
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	15,019	15,121
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	14,753	14,851
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	14,338	14,441
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,833	10,906
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,168	10,237
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,863	9,933
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,144	9,199
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	8,721	8,781
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	8,403	8,463
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	7,890	7,946
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,896	6,942
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,623	6,669
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	5,095	5,127
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,839	3,867
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,430	3,454
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	1,936	1,945
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	1,799	1,812
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	447	450
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	14,913	15,009
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,543,692	3,593,425
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,833	1,846
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	3,774	3,801
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	56,369	56,261
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	22,435	22,483
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	10,314	10,336
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	8,624	8,607
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	42,092	41,959
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	14,476	14,544
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	7,252	7,302
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	21,100	21,245
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	15,112	15,216
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	14,192	14,287
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	6,075	6,116
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	4,599	4,631
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	2,426	2,443
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	515,071	518,656
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	143,823	144,541
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	12,888	12,900
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	85,192	85,030
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	17,170	17,137
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	10,658	10,681
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	13,689	13,772
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	8,211	8,267
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,606	2,622
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,135	2,139
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,175	1,178
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	138,380	139,371
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	21,130	21,282
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	5,668	5,708
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	3,509	3,534
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,283	1,292
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	790	796
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	4,356	4,385
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2046	43,116	43,155
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	50,853	50,709
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	29,266	29,465
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	24,774	24,931
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	24,681	24,823
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	23,678	23,827
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	22,347	22,497
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	19,645	19,773
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	19,469	19,601
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,886	18,005
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,095	17,199
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,055	17,171
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	16,940	17,049
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	16,373	16,484
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	14,976	15,065
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	14,615	14,700
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,436	12,519
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,354	11,432
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,278	10,346
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,765	9,825
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,642	9,705
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,668	7,714
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,891	6,935
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,477	6,508
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,275	6,315
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,140	6,164
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,541	5,572
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,522	5,558
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,974	2,994
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,685	2,701
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,579	2,596
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	297	298
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,388	1,398
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,360	1,369
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,745	3,772
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,251	2,266
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	1,332,539	1,324,589
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	18,099,745	17,912,576
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	33,058	33,280
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	30,292	30,500
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	29,939	30,125
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	29,828	30,005
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	24,294	24,453
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	21,025	21,165
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	18,745	18,874
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	18,546	18,664
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	18,535	18,645
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,303	17,415
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	15,186	15,289
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,706	14,803
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,393	14,477
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,497	12,580
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,279	12,362
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,242	9,305
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,000	9,058
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,725	8,785
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,721	7,751
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,796	6,840
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,720	6,766
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,760	5,798
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,433	5,470
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,346	3,368
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,317	3,336
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	42,477	42,768
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	41,583	41,879
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	2,019	2,033
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	188,691	190,021
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	7,854	7,913
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	2,036	2,050
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	248,013	249,761
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	22,057	22,008
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	6,079	6,062
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	14,551	14,908
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	5,414,386	5,468,878
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,853,087	1,874,054
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2029	6,811	6,885
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	6,955,826	7,036,811
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	551,972	562,330
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,780,687	4,846,730
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,337,483	4,386,559
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,744,464	2,770,370
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	2,999,039	3,032,034
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	790,217	805,060
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	510,420	520,551
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	3,312,955	3,384,604
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	251,702	255,927
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2034	3,138	3,200
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	67,277	68,921
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	1,951	1,996
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	3,158,394	3,219,792
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	18,127	18,573
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	5,844	5,987
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,302	2,358
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	1,096	1,123
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	85,388	87,254
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	74,515	76,342
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	5,061,328	5,155,602
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	388,406	395,587
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	858	879
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	53,380	54,688
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	51,193	52,083
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	30,101	30,606
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	26,382	26,835
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2038	2,937	3,004
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	1,548,278	1,566,304
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	16,285	16,680
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	15,694	16,075
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	113,195	115,967
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	53,063	54,386
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	2,449	2,506
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	163,973	167,973
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	44,177	45,259
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	5,900	6,044
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	355,997	363,140
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	229,633	234,241
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	167,681	171,045
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (c)	213,126	216,346
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	7,270,002	7,457,684
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	15,807,844	16,230,759
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	2,491,514	2,565,956
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,151,012	1,178,209
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	22,081,684	22,368,823
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	12,692,680	12,857,729
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	10,957,089	11,243,381
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	4,258,659	4,369,931
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	854,434	878,896
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	4,385,590	4,498,809
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	4,596,142	4,707,614
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	2,921,349	3,004,983
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	2,312,392	2,385,096
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	5,466,075	5,607,187
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.005% 1/1/2035 (b)(c)	1,580	1,605
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.244% 12/1/2034 (b)(c)	1,588	1,615
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 3/1/2035 (b)(c)	1,297	1,319
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.187% 10/1/2033 (b)(c)	586	596
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (b)(c)	838	854
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	1,452	1,495
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	2,932	3,088
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	549	577
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	56,856	60,166
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	3,086	3,273
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	55,050	58,368
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	4,472	4,748
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	45,570	47,740
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	21,670	22,730
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,410	3,597
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,101	3,270
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,199	2,322
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	613	644
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	532	557
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	340	359
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	262	276
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	108	114
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	53,003	55,989
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	8,962	9,515
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,256,495	1,309,404
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	60,614	63,477
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	17,161	18,018
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	7,395	7,757
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,418	1,498
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	731	772
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	242	256
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	9,144	9,713
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	7,848,846	8,097,201
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	4,412,407	4,592,689
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,652,820	1,722,934
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	642,770	671,242
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	21,847	23,169
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	66,962	69,957
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	10,622	11,246
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	16,039,672	16,684,994
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	5,646,714	5,903,896
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	26,922	28,162
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	19,655	20,844
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,640	1,741
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	2,577,898	2,651,807
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	4,060,017	4,229,707
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	11,483,829	11,805,000
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	832	868
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,092	1,150
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	3,410	3,601
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	66,283	70,199
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	10,056,684	10,337,942
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	5,969,688	6,213,597
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,484	2,603
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,445	2,579
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,402	1,474
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	33,383	35,179
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	5,441,531	5,654,932
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	10,293,514	10,581,395
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	4,363	4,583
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,235	3,403
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	460	484
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	274	288
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	107	109
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	9,453	10,025
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	17,782,725	18,443,465
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	124,432	131,869
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,386,119	1,440,912
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	10,009,851	10,355,488
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	8,770,855	9,126,473
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	5,890,197	6,054,930
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	20,475,591	21,091,427
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,356	2,476
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,655	1,737
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,540	1,619
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,384	1,457
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	71	74
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	125,015	130,605
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	13,525,985	13,900,042
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	2,888	2,963
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,875	4,065
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,345	2,468
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,140	1,204
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	602	634
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	492	517
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	66	68
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	3,928	4,163
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	5,994,063	6,202,441
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	2,289,750	2,368,815
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	11,342,257	11,655,923
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,776,738	1,854,884
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	214	228
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	4,274	4,557
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	12,968,552	13,471,708
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2035	9,034	9,631
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	7,529	7,872
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	72,659	76,242
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	614	655
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	144,521	152,445
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	228	242
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,320	1,408
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	1,905,608	1,979,245
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	3,190,231	3,371,082
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	401	429
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	629	662
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	5,824,236	6,133,929
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	3,081,339	3,197,519
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	2,123,845	2,246,234
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	21,900	22,909
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	4,210	4,402
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	9,019	9,482
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	297	316
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,986,556	4,136,867
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	2,342	2,497
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	536	572
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	66,751	70,007
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	52,249	54,769
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	12,310	12,928
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	271,394	286,274
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	2,239,386	2,370,708
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	1,741,617	1,844,293
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	226	241
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	4,565,319	4,802,008
Fannie Mae Mortgage pass-thru certificates 6.788% 2/1/2039 (c)	62,134	64,768
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	284	286
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	16	17
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	50	52
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	666	699
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	110	117
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	210	211
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	7	6
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	17	17
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	15	14
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	238	250
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	78	82
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	71	74
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	100	106
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	184	196
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	145	152
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	41	43
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	25	26
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	64	67
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	45	47
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	41	43
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	533	559
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	151	152
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	582	610
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	257	272
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	118	125
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	245	257
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	124	130
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	102	107
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	542	568
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	273	286
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	17	18
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	215	215
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	138	145
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	869	927
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	6	5
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	4	3
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	13	13
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	3,458	3,650
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	216	228
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	106	112
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	23	23
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	33	35
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	106	112
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	289	307
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	195	207
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	4	3
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	2,223	2,330
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	4,895	5,130
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	159	168
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	145	153
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	921	965
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	604	633
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	3,091	3,283
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,310	1,373
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	639	672
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	552	587
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	970	1,017
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	16	17
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	234	245
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	76	80
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	185	195
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	69	73
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	425	452
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	406	429
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	98	104
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	1,601	1,731
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	328	329
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	310	325
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	108	113
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	125	131
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	112	117
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	40	42
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	338	355
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	41	43
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	5,489	5,833
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,386	1,472
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	425	427
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	56	59
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	275	288
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	224	235
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	151	159
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	42	44
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	852	892
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	1,396	1,466
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	128	134
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	61	65
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	39	41
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	1,123	1,195
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	269	271
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	364	372
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	336	342
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	172	175
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	127	130
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	114	117
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	13	12
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	8	7
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	127	129
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	1,004	1,051
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	130	136
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	223	228
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	105	107
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	92	93
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	79	80
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	65	66
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	94	95
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	69	72
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	279	294
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	120	123
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	89	91
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	165	169
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	90	93
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	494	523
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	124	125
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	106	108
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	62	64
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	421	439
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	212	224
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	470	477
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	93	96
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	140	142
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	6	5
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	112	115
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	8	7
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	378	384
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	29	29
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	29	29
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	46	48
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	82	82
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	9	8
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	150	153
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	187	192
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	68	69
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	62	62
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	66	68
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	52	53
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	50	51
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	337	351
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	4,938	5,051
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	121	127
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	51	51
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	267	272
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	11	10
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	347	362
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	187	194
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	29	31
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	25	26
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	3,206	3,466
Freddie Mac Gold Pool 1.5% 1/1/2036	3,472,975	3,148,068
Freddie Mac Gold Pool 1.5% 1/1/2051	11,020,718	8,559,850
Freddie Mac Gold Pool 1.5% 11/1/2035	3,655,828	3,324,096
Freddie Mac Gold Pool 1.5% 11/1/2035	225,281	204,839
Freddie Mac Gold Pool 1.5% 11/1/2050	91,422	71,780
Freddie Mac Gold Pool 1.5% 12/1/2035	2,780,662	2,520,523
Freddie Mac Gold Pool 1.5% 12/1/2040	547,717	469,134
Freddie Mac Gold Pool 1.5% 12/1/2050	64,406	50,568
Freddie Mac Gold Pool 1.5% 12/1/2050	25,903	20,362
Freddie Mac Gold Pool 1.5% 2/1/2036	166,321	150,761
Freddie Mac Gold Pool 1.5% 2/1/2041	944,792	807,384
Freddie Mac Gold Pool 1.5% 2/1/2051	11,207,655	8,705,045
Freddie Mac Gold Pool 1.5% 3/1/2036	105,351	95,495
Freddie Mac Gold Pool 1.5% 3/1/2041	956,557	817,480
Freddie Mac Gold Pool 1.5% 3/1/2051	8,905,267	6,916,768
Freddie Mac Gold Pool 1.5% 3/1/2051	21,863	17,186
Freddie Mac Gold Pool 1.5% 4/1/2036	180,881	163,959
Freddie Mac Gold Pool 1.5% 4/1/2041	4,005,685	3,421,660
Freddie Mac Gold Pool 1.5% 4/1/2041	978,665	835,158
Freddie Mac Gold Pool 1.5% 5/1/2036	185,649	168,107
Freddie Mac Gold Pool 1.5% 6/1/2036	188,429	170,624
Freddie Mac Gold Pool 1.5% 6/1/2051	53,764	42,263
Freddie Mac Gold Pool 1.5% 7/1/2035	3,828,660	3,481,246
Freddie Mac Gold Pool 1.5% 8/1/2035	3,022,135	2,747,905
Freddie Mac Gold Pool 1.5% 8/1/2036	114,644	103,811
Freddie Mac Gold Pool 2% 1/1/2051	3,825,675	3,151,257
Freddie Mac Gold Pool 2% 1/1/2052	662,680	543,373
Freddie Mac Gold Pool 2% 10/1/2041	17,510	15,362
Freddie Mac Gold Pool 2% 10/1/2050	1,593,388	1,309,008
Freddie Mac Gold Pool 2% 10/1/2050	56,915	46,757
Freddie Mac Gold Pool 2% 10/1/2051	7,897,714	6,535,064
Freddie Mac Gold Pool 2% 10/1/2051	445,399	369,247
Freddie Mac Gold Pool 2% 11/1/2041	1,589,898	1,394,280
Freddie Mac Gold Pool 2% 11/1/2050	18,102,336	15,080,833
Freddie Mac Gold Pool 2% 11/1/2050	6,089,888	5,002,996
Freddie Mac Gold Pool 2% 11/1/2050	134,681	110,559
Freddie Mac Gold Pool 2% 11/1/2050	87,492	71,877
Freddie Mac Gold Pool 2% 11/1/2050	15,296	12,600
Freddie Mac Gold Pool 2% 11/1/2051	7,172,315	5,934,823
Freddie Mac Gold Pool 2% 11/1/2051	4,739,266	3,908,237
Freddie Mac Gold Pool 2% 11/1/2051	1,618,484	1,341,764
Freddie Mac Gold Pool 2% 11/1/2051	644,341	534,175
Freddie Mac Gold Pool 2% 11/1/2051	390,899	324,065
Freddie Mac Gold Pool 2% 12/1/2051	5,486,926	4,548,800
Freddie Mac Gold Pool 2% 2/1/2036	307,423	285,797
Freddie Mac Gold Pool 2% 2/1/2036	261,294	242,586
Freddie Mac Gold Pool 2% 2/1/2041	1,513,124	1,335,270
Freddie Mac Gold Pool 2% 2/1/2042	2,025,205	1,772,970
Freddie Mac Gold Pool 2% 2/1/2051	12,461,985	10,230,046
Freddie Mac Gold Pool 2% 2/1/2051	7,961,656	6,632,758
Freddie Mac Gold Pool 2% 2/1/2051	69,132	56,793
Freddie Mac Gold Pool 2% 2/1/2052	14,643,595	12,062,115
Freddie Mac Gold Pool 2% 2/1/2052	6,371,152	5,267,909
Freddie Mac Gold Pool 2% 3/1/2036	227,724	211,420
Freddie Mac Gold Pool 2% 3/1/2041	1,658,004	1,468,961
Freddie Mac Gold Pool 2% 3/1/2051	20,803,285	17,077,422
Freddie Mac Gold Pool 2% 3/1/2051	3,951,859	3,250,257
Freddie Mac Gold Pool 2% 4/1/2051	966,608	792,885
Freddie Mac Gold Pool 2% 5/1/2036	395,467	367,153
Freddie Mac Gold Pool 2% 5/1/2041	1,406,174	1,238,234
Freddie Mac Gold Pool 2% 5/1/2051	20,860,597	17,111,431
Freddie Mac Gold Pool 2% 5/1/2051	18,951,929	15,776,775
Freddie Mac Gold Pool 2% 5/1/2051	748,832	621,970
Freddie Mac Gold Pool 2% 5/1/2051	394,323	324,562
Freddie Mac Gold Pool 2% 6/1/2035	21,003,549	19,611,357
Freddie Mac Gold Pool 2% 6/1/2041	2,345,579	2,064,064
Freddie Mac Gold Pool 2% 6/1/2050	47,810,264	39,366,982
Freddie Mac Gold Pool 2% 6/1/2050	5,273,518	4,385,063
Freddie Mac Gold Pool 2% 6/1/2051	49,525	40,624
Freddie Mac Gold Pool 2% 6/1/2052	1,172,364	961,661
Freddie Mac Gold Pool 2% 7/1/2041	9,763,014	8,599,769
Freddie Mac Gold Pool 2% 7/1/2041	16,843	14,811
Freddie Mac Gold Pool 2% 7/1/2050	141,535	116,407
Freddie Mac Gold Pool 2% 7/1/2050	60,163	49,538
Freddie Mac Gold Pool 2% 7/1/2051	409,407	339,664
Freddie Mac Gold Pool 2% 8/1/2051	935,485	768,525
Freddie Mac Gold Pool 2% 8/1/2052	31,353	25,669
Freddie Mac Gold Pool 2% 9/1/2050	40,619,888	33,408,343
Freddie Mac Gold Pool 2% 9/1/2050	297,784	244,637
Freddie Mac Gold Pool 2% 9/1/2050	40,973	33,699
Freddie Mac Gold Pool 2.5% 1/1/2041	3,231,019	2,933,826
Freddie Mac Gold Pool 2.5% 1/1/2042	2,175,634	1,961,727
Freddie Mac Gold Pool 2.5% 10/1/2041	1,059,658	957,126
Freddie Mac Gold Pool 2.5% 10/1/2050	2,129,203	1,844,061
Freddie Mac Gold Pool 2.5% 10/1/2051	2,461,960	2,125,332
Freddie Mac Gold Pool 2.5% 11/1/2031	798,069	772,581
Freddie Mac Gold Pool 2.5% 11/1/2041	688,423	623,124
Freddie Mac Gold Pool 2.5% 11/1/2041	585,879	531,407
Freddie Mac Gold Pool 2.5% 11/1/2050	1,573,285	1,368,983
Freddie Mac Gold Pool 2.5% 12/1/2050	1,435,076	1,248,722
Freddie Mac Gold Pool 2.5% 12/1/2051	6,346,579	5,484,750
Freddie Mac Gold Pool 2.5% 12/1/2051	5,101,657	4,404,099
Freddie Mac Gold Pool 2.5% 2/1/2030	187,074	182,811
Freddie Mac Gold Pool 2.5% 2/1/2042	2,082,477	1,886,495
Freddie Mac Gold Pool 2.5% 2/1/2051	5,976,844	5,195,108
Freddie Mac Gold Pool 2.5% 2/1/2052	3,364,059	2,878,855
Freddie Mac Gold Pool 2.5% 3/1/2032	3,566,056	3,449,568
Freddie Mac Gold Pool 2.5% 3/1/2050	1,836,987	1,584,665
Freddie Mac Gold Pool 2.5% 3/1/2051	4,234,173	3,653,904
Freddie Mac Gold Pool 2.5% 4/1/2042	445,870	402,491
Freddie Mac Gold Pool 2.5% 4/1/2052	2,476,616	2,148,045
Freddie Mac Gold Pool 2.5% 5/1/2041	4,459,108	4,063,771
Freddie Mac Gold Pool 2.5% 5/1/2051	25,069,193	21,758,953
Freddie Mac Gold Pool 2.5% 5/1/2052	7,002,869	6,067,238
Freddie Mac Gold Pool 2.5% 6/1/2031	737,036	717,102
Freddie Mac Gold Pool 2.5% 6/1/2040	359,833	329,019
Freddie Mac Gold Pool 2.5% 6/1/2041	531,599	482,517
Freddie Mac Gold Pool 2.5% 7/1/2032	1,147,449	1,108,528
Freddie Mac Gold Pool 2.5% 7/1/2051	3,910,111	3,381,584
Freddie Mac Gold Pool 2.5% 8/1/2041	480,641	436,469
Freddie Mac Gold Pool 2.5% 9/1/2041	1,053,721	956,019
Freddie Mac Gold Pool 3% 1/1/2034	62,867	61,279
Freddie Mac Gold Pool 3% 1/1/2043	46,870	43,624
Freddie Mac Gold Pool 3% 1/1/2052	1,837,840	1,647,638
Freddie Mac Gold Pool 3% 1/1/2052	729,289	653,813
Freddie Mac Gold Pool 3% 10/1/2042	37,780	35,055
Freddie Mac Gold Pool 3% 10/1/2049	3,145,395	2,832,650
Freddie Mac Gold Pool 3% 10/1/2051	1,919,448	1,727,399
Freddie Mac Gold Pool 3% 10/1/2051	769,106	689,991
Freddie Mac Gold Pool 3% 11/1/2042	7,955	7,429
Freddie Mac Gold Pool 3% 11/1/2049	24,653,899	22,348,963
Freddie Mac Gold Pool 3% 11/1/2050	919,837	826,079
Freddie Mac Gold Pool 3% 11/1/2051	2,854,306	2,560,693
Freddie Mac Gold Pool 3% 12/1/2030	331,098	324,901
Freddie Mac Gold Pool 3% 12/1/2032	933,777	914,574
Freddie Mac Gold Pool 3% 12/1/2033	31,404	30,627
Freddie Mac Gold Pool 3% 12/1/2042	836,481	779,263
Freddie Mac Gold Pool 3% 12/1/2050	7,516,286	6,750,156
Freddie Mac Gold Pool 3% 2/1/2033	319,024	313,287
Freddie Mac Gold Pool 3% 2/1/2033	97,828	95,542
Freddie Mac Gold Pool 3% 2/1/2037	330,656	315,993
Freddie Mac Gold Pool 3% 2/1/2037	18,576	17,752
Freddie Mac Gold Pool 3% 2/1/2043	55,189	51,584
Freddie Mac Gold Pool 3% 2/1/2043	26,849	25,011
Freddie Mac Gold Pool 3% 2/1/2043	13,574	12,591
Freddie Mac Gold Pool 3% 2/1/2052	794,599	712,364
Freddie Mac Gold Pool 3% 2/1/2052	716,753	642,575
Freddie Mac Gold Pool 3% 2/1/2052	506,710	454,269
Freddie Mac Gold Pool 3% 3/1/2033	57,054	55,720
Freddie Mac Gold Pool 3% 3/1/2033	27,124	26,468
Freddie Mac Gold Pool 3% 3/1/2043	58,589	54,551
Freddie Mac Gold Pool 3% 3/1/2048	366,694	332,755
Freddie Mac Gold Pool 3% 3/1/2050	5,718,057	5,149,514
Freddie Mac Gold Pool 3% 3/1/2052	924,461	828,787
Freddie Mac Gold Pool 3% 4/1/2032	20,598	20,197
Freddie Mac Gold Pool 3% 4/1/2032	7,174	7,036
Freddie Mac Gold Pool 3% 4/1/2034	413,386	403,658
Freddie Mac Gold Pool 3% 4/1/2043	23,823	22,192
Freddie Mac Gold Pool 3% 4/1/2046	100,775	92,373
Freddie Mac Gold Pool 3% 4/1/2046	83,609	76,638
Freddie Mac Gold Pool 3% 4/1/2050	5,724,610	5,155,416
Freddie Mac Gold Pool 3% 4/1/2050	2,652,399	2,401,106
Freddie Mac Gold Pool 3% 4/1/2052	4,811,363	4,354,022
Freddie Mac Gold Pool 3% 5/1/2033	30,835	30,190
Freddie Mac Gold Pool 3% 5/1/2045	27,846	25,552
Freddie Mac Gold Pool 3% 5/1/2046	1,508,159	1,382,421
Freddie Mac Gold Pool 3% 5/1/2046	241,128	221,025
Freddie Mac Gold Pool 3% 5/1/2051	2,672,806	2,403,710
Freddie Mac Gold Pool 3% 6/1/2046	1,492,536	1,368,100
Freddie Mac Gold Pool 3% 6/1/2052	3,760,948	3,383,474
Freddie Mac Gold Pool 3% 6/1/2052	3,042,365	2,727,505
Freddie Mac Gold Pool 3% 7/1/2032	36,108	35,341
Freddie Mac Gold Pool 3% 7/1/2043	119,196	110,822
Freddie Mac Gold Pool 3% 7/1/2043	29,591	27,490
Freddie Mac Gold Pool 3% 7/1/2045	58,463	53,737
Freddie Mac Gold Pool 3% 7/1/2045	21,717	20,350
Freddie Mac Gold Pool 3% 8/1/2032	45,384	44,430
Freddie Mac Gold Pool 3% 8/1/2032	31,532	30,855
Freddie Mac Gold Pool 3% 8/1/2042	10,992	10,255
Freddie Mac Gold Pool 3% 8/1/2042	8,492	7,896
Freddie Mac Gold Pool 3% 8/1/2045	27,030	24,808
Freddie Mac Gold Pool 3% 8/1/2045	16,209	14,960
Freddie Mac Gold Pool 3% 9/1/2049	40,510	36,837
Freddie Mac Gold Pool 3% 9/1/2051	2,545,778	2,283,902
Freddie Mac Gold Pool 3.5% 1/1/2032	6,873	6,803
Freddie Mac Gold Pool 3.5% 1/1/2044	3,727,108	3,560,602
Freddie Mac Gold Pool 3.5% 1/1/2044	1,877,133	1,792,298
Freddie Mac Gold Pool 3.5% 1/1/2045	1,422,894	1,358,218
Freddie Mac Gold Pool 3.5% 1/1/2046	5,709	5,395
Freddie Mac Gold Pool 3.5% 1/1/2048	3,185,326	2,990,645
Freddie Mac Gold Pool 3.5% 1/1/2048	12,898	12,210
Freddie Mac Gold Pool 3.5% 10/1/2040	103,149	98,686
Freddie Mac Gold Pool 3.5% 10/1/2042	38,230	36,502
Freddie Mac Gold Pool 3.5% 10/1/2042	5,218	4,975
Freddie Mac Gold Pool 3.5% 10/1/2047	57,071	54,047
Freddie Mac Gold Pool 3.5% 10/1/2051	3,037,099	2,840,088
Freddie Mac Gold Pool 3.5% 11/1/2033	1,924,209	1,894,233
Freddie Mac Gold Pool 3.5% 11/1/2033	421,619	414,630
Freddie Mac Gold Pool 3.5% 11/1/2040	215,321	206,501
Freddie Mac Gold Pool 3.5% 11/1/2045	1,616,670	1,528,964
Freddie Mac Gold Pool 3.5% 11/1/2045	32,854	30,990
Freddie Mac Gold Pool 3.5% 11/1/2045	26,631	25,201
Freddie Mac Gold Pool 3.5% 11/1/2047	384,126	363,770
Freddie Mac Gold Pool 3.5% 11/1/2047	26,897	25,409
Freddie Mac Gold Pool 3.5% 12/1/2033	108,307	106,939
Freddie Mac Gold Pool 3.5% 12/1/2040	207,627	197,371
Freddie Mac Gold Pool 3.5% 12/1/2047	86,953	82,318
Freddie Mac Gold Pool 3.5% 2/1/2034	2,078,116	2,052,562
Freddie Mac Gold Pool 3.5% 2/1/2034	1,856,463	1,819,709
Freddie Mac Gold Pool 3.5% 2/1/2043	2,213,758	2,111,434
Freddie Mac Gold Pool 3.5% 2/1/2043	172,628	165,064
Freddie Mac Gold Pool 3.5% 2/1/2043	63,310	60,720
Freddie Mac Gold Pool 3.5% 2/1/2046	1,125,290	1,064,429
Freddie Mac Gold Pool 3.5% 2/1/2052	791,688	739,343
Freddie Mac Gold Pool 3.5% 3/1/2032	2,144,326	2,122,111
Freddie Mac Gold Pool 3.5% 3/1/2045	526,474	498,557
Freddie Mac Gold Pool 3.5% 3/1/2045	138,730	131,612
Freddie Mac Gold Pool 3.5% 3/1/2045	103,445	98,122
Freddie Mac Gold Pool 3.5% 3/1/2045	48,663	46,430
Freddie Mac Gold Pool 3.5% 3/1/2046	2,370,675	2,245,762
Freddie Mac Gold Pool 3.5% 3/1/2047	25,282	23,804
Freddie Mac Gold Pool 3.5% 3/1/2052 (v)	5,942,354	5,547,600
Freddie Mac Gold Pool 3.5% 3/1/2052	2,357,741	2,199,862
Freddie Mac Gold Pool 3.5% 3/1/2052	2,150,249	2,003,375
Freddie Mac Gold Pool 3.5% 4/1/2037	12,326	12,058
Freddie Mac Gold Pool 3.5% 4/1/2040	255,283	244,983
Freddie Mac Gold Pool 3.5% 4/1/2042	1,454,612	1,394,435
Freddie Mac Gold Pool 3.5% 4/1/2042	93,544	89,511
Freddie Mac Gold Pool 3.5% 4/1/2042	13,989	13,385
Freddie Mac Gold Pool 3.5% 4/1/2043	207,047	197,362
Freddie Mac Gold Pool 3.5% 4/1/2043	87,067	83,101
Freddie Mac Gold Pool 3.5% 4/1/2046	1,190,263	1,125,888
Freddie Mac Gold Pool 3.5% 4/1/2046	370,363	350,332
Freddie Mac Gold Pool 3.5% 4/1/2052	2,629,633	2,470,558
Freddie Mac Gold Pool 3.5% 5/1/2033	33,818	33,422
Freddie Mac Gold Pool 3.5% 5/1/2034	126,211	124,504
Freddie Mac Gold Pool 3.5% 5/1/2034	20,852	20,573
Freddie Mac Gold Pool 3.5% 5/1/2040	488,525	469,106
Freddie Mac Gold Pool 3.5% 5/1/2040	95,219	91,406
Freddie Mac Gold Pool 3.5% 5/1/2045	484,420	457,976
Freddie Mac Gold Pool 3.5% 5/1/2045	69,725	65,946
Freddie Mac Gold Pool 3.5% 5/1/2045	37,144	35,173
Freddie Mac Gold Pool 3.5% 5/1/2045	16,680	15,937
Freddie Mac Gold Pool 3.5% 5/1/2045	6,254	5,894
Freddie Mac Gold Pool 3.5% 5/1/2046	2,476,937	2,347,616
Freddie Mac Gold Pool 3.5% 5/1/2046	1,164,578	1,101,592
Freddie Mac Gold Pool 3.5% 5/1/2046	549,959	519,699
Freddie Mac Gold Pool 3.5% 5/1/2052	956,516	888,191
Freddie Mac Gold Pool 3.5% 6/1/2032	1,136,137	1,123,882
Freddie Mac Gold Pool 3.5% 6/1/2040	432,139	415,521
Freddie Mac Gold Pool 3.5% 6/1/2045	2,012,270	1,906,955
Freddie Mac Gold Pool 3.5% 6/1/2045	590,505	558,802
Freddie Mac Gold Pool 3.5% 6/1/2045	111,907	106,163
Freddie Mac Gold Pool 3.5% 6/1/2045	96,090	91,142
Freddie Mac Gold Pool 3.5% 7/1/2032	996,411	985,775
Freddie Mac Gold Pool 3.5% 7/1/2032	284,224	281,129
Freddie Mac Gold Pool 3.5% 7/1/2040	41,052	39,353
Freddie Mac Gold Pool 3.5% 7/1/2042	2,090,561	1,994,662
Freddie Mac Gold Pool 3.5% 7/1/2047	921,339	872,803
Freddie Mac Gold Pool 3.5% 8/1/2034	214,280	211,322
Freddie Mac Gold Pool 3.5% 8/1/2034	16,280	16,057
Freddie Mac Gold Pool 3.5% 8/1/2040	279,851	268,539
Freddie Mac Gold Pool 3.5% 8/1/2042	1,167,542	1,114,716
Freddie Mac Gold Pool 3.5% 8/1/2047	1,436,731	1,360,595
Freddie Mac Gold Pool 3.5% 8/1/2047	166,944	158,097
Freddie Mac Gold Pool 3.5% 8/1/2047	112,945	106,959
Freddie Mac Gold Pool 3.5% 8/1/2051	4,159,847	3,891,306
Freddie Mac Gold Pool 3.5% 9/1/2040	223,908	215,140
Freddie Mac Gold Pool 3.5% 9/1/2042	3,105,966	2,961,892
Freddie Mac Gold Pool 3.5% 9/1/2042	2,638,344	2,514,814
Freddie Mac Gold Pool 3.5% 9/1/2042	2,074	1,977
Freddie Mac Gold Pool 3.5% 9/1/2046	428,231	404,920
Freddie Mac Gold Pool 3.5% 9/1/2046	70,226	66,362
Freddie Mac Gold Pool 3.5% 9/1/2047	28,209	26,714
Freddie Mac Gold Pool 3.5% 9/1/2047	26,616	25,205
Freddie Mac Gold Pool 4% 1/1/2041	1,179,492	1,163,502
Freddie Mac Gold Pool 4% 1/1/2041	25,494	25,191
Freddie Mac Gold Pool 4% 1/1/2041	6,755	6,654
Freddie Mac Gold Pool 4% 1/1/2043	9,161	8,985
Freddie Mac Gold Pool 4% 1/1/2044	33,716	33,012
Freddie Mac Gold Pool 4% 1/1/2044	27,524	26,987
Freddie Mac Gold Pool 4% 10/1/2041	434,181	427,747
Freddie Mac Gold Pool 4% 10/1/2041	52,268	51,503
Freddie Mac Gold Pool 4% 10/1/2041	47,684	46,992
Freddie Mac Gold Pool 4% 10/1/2041	26,132	25,754
Freddie Mac Gold Pool 4% 10/1/2042	17,348	17,049
Freddie Mac Gold Pool 4% 10/1/2042	6,924	6,847
Freddie Mac Gold Pool 4% 10/1/2042	4,849	4,757
Freddie Mac Gold Pool 4% 10/1/2043	84,072	82,405
Freddie Mac Gold Pool 4% 10/1/2043	35,777	35,032
Freddie Mac Gold Pool 4% 10/1/2043	11,814	11,606
Freddie Mac Gold Pool 4% 10/1/2043	9,915	9,710
Freddie Mac Gold Pool 4% 10/1/2052	4,275,073	4,130,390
Freddie Mac Gold Pool 4% 11/1/2041	69,171	68,021
Freddie Mac Gold Pool 4% 11/1/2041	7,506	7,435
Freddie Mac Gold Pool 4% 11/1/2041	2,038	2,008
Freddie Mac Gold Pool 4% 11/1/2042	1,151,588	1,134,166
Freddie Mac Gold Pool 4% 11/1/2042	794,981	783,433
Freddie Mac Gold Pool 4% 11/1/2042	74,394	73,129
Freddie Mac Gold Pool 4% 11/1/2042	64,375	63,201
Freddie Mac Gold Pool 4% 11/1/2042	30,901	30,376
Freddie Mac Gold Pool 4% 11/1/2042	23,302	22,865
Freddie Mac Gold Pool 4% 11/1/2042	2,235	2,220
Freddie Mac Gold Pool 4% 11/1/2043	207,173	203,620
Freddie Mac Gold Pool 4% 11/1/2045	115,457	112,714
Freddie Mac Gold Pool 4% 11/1/2047	1,005,011	974,638
Freddie Mac Gold Pool 4% 11/1/2051	34,405	33,370
Freddie Mac Gold Pool 4% 12/1/2040	12,945	12,783
Freddie Mac Gold Pool 4% 12/1/2040	5,772	5,695
Freddie Mac Gold Pool 4% 12/1/2040	5,378	5,307
Freddie Mac Gold Pool 4% 12/1/2042	865,586	852,686
Freddie Mac Gold Pool 4% 12/1/2042	26,035	25,564
Freddie Mac Gold Pool 4% 12/1/2042	13,942	13,748
Freddie Mac Gold Pool 4% 12/1/2045	1,502,593	1,468,782
Freddie Mac Gold Pool 4% 12/1/2045	387,344	380,769
Freddie Mac Gold Pool 4% 12/1/2047	3,907,475	3,789,385
Freddie Mac Gold Pool 4% 2/1/2041	316,275	311,638
Freddie Mac Gold Pool 4% 2/1/2042	1,789,867	1,760,169
Freddie Mac Gold Pool 4% 2/1/2042	30,673	30,241
Freddie Mac Gold Pool 4% 2/1/2042	603	596
Freddie Mac Gold Pool 4% 2/1/2043	52,042	51,086
Freddie Mac Gold Pool 4% 2/1/2043	46,094	45,212
Freddie Mac Gold Pool 4% 2/1/2043	27,787	27,242
Freddie Mac Gold Pool 4% 2/1/2043	19,861	19,474
Freddie Mac Gold Pool 4% 2/1/2044	36,191	35,485
Freddie Mac Gold Pool 4% 2/1/2044	19,726	19,365
Freddie Mac Gold Pool 4% 2/1/2044	14,748	14,431
Freddie Mac Gold Pool 4% 2/1/2045	831,748	814,800
Freddie Mac Gold Pool 4% 2/1/2046	102,197	99,779
Freddie Mac Gold Pool 4% 2/1/2046	50,692	49,461
Freddie Mac Gold Pool 4% 2/1/2046	21,437	20,929
Freddie Mac Gold Pool 4% 2/1/2048	1,132,624	1,100,518
Freddie Mac Gold Pool 4% 2/1/2048	67,400	65,511
Freddie Mac Gold Pool 4% 2/1/2052	18,232	17,677
Freddie Mac Gold Pool 4% 2/1/2052	15,698	15,221
Freddie Mac Gold Pool 4% 2/1/2053	3,014,252	2,903,762
Freddie Mac Gold Pool 4% 3/1/2042	32,819	32,263
Freddie Mac Gold Pool 4% 3/1/2042	32,115	31,637
Freddie Mac Gold Pool 4% 3/1/2042	7,956	7,808
Freddie Mac Gold Pool 4% 3/1/2043	15,652	15,419
Freddie Mac Gold Pool 4% 3/1/2043	9,379	9,198
Freddie Mac Gold Pool 4% 3/1/2044	32,697	32,018
Freddie Mac Gold Pool 4% 4/1/2040	985	977
Freddie Mac Gold Pool 4% 4/1/2042	489,648	481,467
Freddie Mac Gold Pool 4% 4/1/2042	371,703	366,106
Freddie Mac Gold Pool 4% 4/1/2042	14,800	14,526
Freddie Mac Gold Pool 4% 4/1/2042	13,438	13,268
Freddie Mac Gold Pool 4% 4/1/2042	10,721	10,580
Freddie Mac Gold Pool 4% 4/1/2042	5,911	5,801
Freddie Mac Gold Pool 4% 4/1/2043	616,812	606,686
Freddie Mac Gold Pool 4% 4/1/2043	32,044	31,485
Freddie Mac Gold Pool 4% 4/1/2043	9,231	9,128
Freddie Mac Gold Pool 4% 4/1/2046	316,078	308,600
Freddie Mac Gold Pool 4% 4/1/2048	240,090	233,284
Freddie Mac Gold Pool 4% 4/1/2048	201,196	195,492
Freddie Mac Gold Pool 4% 4/1/2048	108,846	105,761
Freddie Mac Gold Pool 4% 4/1/2048	41,325	40,153
Freddie Mac Gold Pool 4% 4/1/2048	20,490	19,909
Freddie Mac Gold Pool 4% 4/1/2052	36,177	35,054
Freddie Mac Gold Pool 4% 4/1/2052	25,187	24,406
Freddie Mac Gold Pool 4% 5/1/2037	1,986,045	1,975,560
Freddie Mac Gold Pool 4% 5/1/2042	64,270	63,357
Freddie Mac Gold Pool 4% 5/1/2043	39,317	38,556
Freddie Mac Gold Pool 4% 5/1/2043	13,009	12,748
Freddie Mac Gold Pool 4% 5/1/2043	11,051	10,828
Freddie Mac Gold Pool 4% 5/1/2043	10,978	10,759
Freddie Mac Gold Pool 4% 5/1/2043	4,270	4,193
Freddie Mac Gold Pool 4% 5/1/2045	1,764,836	1,738,953
Freddie Mac Gold Pool 4% 5/1/2045	64,045	62,556
Freddie Mac Gold Pool 4% 5/1/2048	2,689,720	2,614,316
Freddie Mac Gold Pool 4% 5/1/2053	8,247,246	7,926,894
Freddie Mac Gold Pool 4% 6/1/2041	19,019	18,722
Freddie Mac Gold Pool 4% 6/1/2041	3,177	3,160
Freddie Mac Gold Pool 4% 6/1/2042	21,456	21,123
Freddie Mac Gold Pool 4% 6/1/2043	36,193	35,668
Freddie Mac Gold Pool 4% 6/1/2043	16,689	16,358
Freddie Mac Gold Pool 4% 6/1/2050	472,262	455,098
Freddie Mac Gold Pool 4% 6/1/2052	20,043	19,421
Freddie Mac Gold Pool 4% 7/1/2041	179,405	176,448
Freddie Mac Gold Pool 4% 7/1/2042	541,491	531,885
Freddie Mac Gold Pool 4% 7/1/2043	82,489	80,887
Freddie Mac Gold Pool 4% 7/1/2043	63,918	62,778
Freddie Mac Gold Pool 4% 7/1/2043	52,406	51,469
Freddie Mac Gold Pool 4% 7/1/2043	23,683	23,208
Freddie Mac Gold Pool 4% 7/1/2043	20,495	20,079
Freddie Mac Gold Pool 4% 7/1/2043	19,693	19,291
Freddie Mac Gold Pool 4% 7/1/2043	6,021	5,900
Freddie Mac Gold Pool 4% 7/1/2044	1,248,027	1,230,391
Freddie Mac Gold Pool 4% 7/1/2052	31,212	30,243
Freddie Mac Gold Pool 4% 8/1/2043	41,764	40,947
Freddie Mac Gold Pool 4% 8/1/2043	23,657	23,309
Freddie Mac Gold Pool 4% 8/1/2043	17,196	16,958
Freddie Mac Gold Pool 4% 8/1/2043	5,505	5,394
Freddie Mac Gold Pool 4% 8/1/2044	9,495	9,297
Freddie Mac Gold Pool 4% 8/1/2044	9,431	9,271
Freddie Mac Gold Pool 4% 8/1/2052	19,547	18,940
Freddie Mac Gold Pool 4% 9/1/2040	29,674	29,273
Freddie Mac Gold Pool 4% 9/1/2041	54,016	53,233
Freddie Mac Gold Pool 4% 9/1/2041	19,757	19,468
Freddie Mac Gold Pool 4% 9/1/2041	18,050	17,753
Freddie Mac Gold Pool 4% 9/1/2041	11,063	10,918
Freddie Mac Gold Pool 4% 9/1/2042	4,185,704	4,115,865
Freddie Mac Gold Pool 4% 9/1/2042	47,045	46,413
Freddie Mac Gold Pool 4% 9/1/2043	1,203,546	1,187,872
Freddie Mac Gold Pool 4% 9/1/2043	53,968	52,973
Freddie Mac Gold Pool 4% 9/1/2043	52,188	51,217
Freddie Mac Gold Pool 4% 9/1/2043	46,597	45,679
Freddie Mac Gold Pool 4% 9/1/2043	46,268	45,325
Freddie Mac Gold Pool 4% 9/1/2043	43,263	42,442
Freddie Mac Gold Pool 4% 9/1/2043	24,850	24,390
Freddie Mac Gold Pool 4% 9/1/2043	17,325	16,964
Freddie Mac Gold Pool 4% 9/1/2043	1,493	1,484
Freddie Mac Gold Pool 4% 9/1/2051	40,576	39,368
Freddie Mac Gold Pool 4.5% 1/1/2041	708,632	714,522
Freddie Mac Gold Pool 4.5% 1/1/2041	16,820	16,961
Freddie Mac Gold Pool 4.5% 1/1/2041	10,882	10,974
Freddie Mac Gold Pool 4.5% 10/1/2039	7,421	7,483
Freddie Mac Gold Pool 4.5% 10/1/2040	51,110	51,533
Freddie Mac Gold Pool 4.5% 10/1/2040	27,800	28,023
Freddie Mac Gold Pool 4.5% 10/1/2041	130,888	131,927
Freddie Mac Gold Pool 4.5% 10/1/2044	968,545	975,377
Freddie Mac Gold Pool 4.5% 10/1/2048	180,381	179,851
Freddie Mac Gold Pool 4.5% 11/1/2039	846	853
Freddie Mac Gold Pool 4.5% 11/1/2040	2,523	2,544
Freddie Mac Gold Pool 4.5% 12/1/2039	440	444
Freddie Mac Gold Pool 4.5% 12/1/2040	16,171	16,300
Freddie Mac Gold Pool 4.5% 12/1/2040	12,960	13,064
Freddie Mac Gold Pool 4.5% 12/1/2040	1,088	1,096
Freddie Mac Gold Pool 4.5% 12/1/2045	152,465	153,748
Freddie Mac Gold Pool 4.5% 12/1/2047	456,859	456,373
Freddie Mac Gold Pool 4.5% 12/1/2048	2,435,669	2,429,275
Freddie Mac Gold Pool 4.5% 2/1/2040	3,454	3,483
Freddie Mac Gold Pool 4.5% 2/1/2041	75,641	76,270
Freddie Mac Gold Pool 4.5% 2/1/2041	21,297	21,473
Freddie Mac Gold Pool 4.5% 2/1/2041	21,216	21,380
Freddie Mac Gold Pool 4.5% 2/1/2041	21,204	21,371
Freddie Mac Gold Pool 4.5% 2/1/2041	19,874	20,038
Freddie Mac Gold Pool 4.5% 2/1/2041	15,399	15,528
Freddie Mac Gold Pool 4.5% 2/1/2041	13,037	13,146
Freddie Mac Gold Pool 4.5% 2/1/2041	9,763	9,844
Freddie Mac Gold Pool 4.5% 2/1/2041	9,102	9,174
Freddie Mac Gold Pool 4.5% 2/1/2044	60,146	60,519
Freddie Mac Gold Pool 4.5% 2/1/2044	14,033	14,125
Freddie Mac Gold Pool 4.5% 3/1/2041	83,851	84,544
Freddie Mac Gold Pool 4.5% 3/1/2041	20,387	20,556
Freddie Mac Gold Pool 4.5% 3/1/2041	11,759	11,856
Freddie Mac Gold Pool 4.5% 3/1/2041	4,117	4,151
Freddie Mac Gold Pool 4.5% 3/1/2042	2,147	2,165
Freddie Mac Gold Pool 4.5% 3/1/2044	36,781	37,007
Freddie Mac Gold Pool 4.5% 3/1/2044	22,359	22,493
Freddie Mac Gold Pool 4.5% 3/1/2044	11,521	11,589
Freddie Mac Gold Pool 4.5% 4/1/2041	28,788	29,010
Freddie Mac Gold Pool 4.5% 4/1/2041	28,108	28,335
Freddie Mac Gold Pool 4.5% 4/1/2041	3,211	3,235
Freddie Mac Gold Pool 4.5% 4/1/2041	1,078	1,087
Freddie Mac Gold Pool 4.5% 4/1/2048	210,849	210,493
Freddie Mac Gold Pool 4.5% 4/1/2048	83,671	83,530
Freddie Mac Gold Pool 4.5% 4/1/2048	81,861	81,723
Freddie Mac Gold Pool 4.5% 5/1/2039	449,101	452,884
Freddie Mac Gold Pool 4.5% 5/1/2039	68,222	68,823
Freddie Mac Gold Pool 4.5% 5/1/2039	9,677	9,763
Freddie Mac Gold Pool 4.5% 5/1/2040	2,746	2,769
Freddie Mac Gold Pool 4.5% 5/1/2041	30,710	30,955
Freddie Mac Gold Pool 4.5% 5/1/2041	30,164	30,396
Freddie Mac Gold Pool 4.5% 5/1/2041	12,249	12,350
Freddie Mac Gold Pool 4.5% 5/1/2048	166,492	166,159
Freddie Mac Gold Pool 4.5% 6/1/2040	5,887	5,936
Freddie Mac Gold Pool 4.5% 6/1/2041	28,165	28,402
Freddie Mac Gold Pool 4.5% 6/1/2041	23,309	23,493
Freddie Mac Gold Pool 4.5% 6/1/2041	19,710	19,876
Freddie Mac Gold Pool 4.5% 6/1/2041	14,631	14,746
Freddie Mac Gold Pool 4.5% 6/1/2041	9,264	9,339
Freddie Mac Gold Pool 4.5% 6/1/2041	9,256	9,338
Freddie Mac Gold Pool 4.5% 6/1/2041	2,387	2,406
Freddie Mac Gold Pool 4.5% 6/1/2047	237,269	238,055
Freddie Mac Gold Pool 4.5% 7/1/2040	38,424	38,746
Freddie Mac Gold Pool 4.5% 7/1/2040	16,989	17,127
Freddie Mac Gold Pool 4.5% 7/1/2040	14,871	14,994
Freddie Mac Gold Pool 4.5% 7/1/2044	3,487	3,507
Freddie Mac Gold Pool 4.5% 7/1/2047	442,817	444,422
Freddie Mac Gold Pool 4.5% 7/1/2047	192,868	193,507
Freddie Mac Gold Pool 4.5% 8/1/2033	4,075	4,107
Freddie Mac Gold Pool 4.5% 8/1/2039	580	585
Freddie Mac Gold Pool 4.5% 8/1/2040	8,303	8,372
Freddie Mac Gold Pool 4.5% 8/1/2040	2,142	2,160
Freddie Mac Gold Pool 4.5% 8/1/2040	1,329	1,340
Freddie Mac Gold Pool 4.5% 8/1/2041	96,573	97,369
Freddie Mac Gold Pool 4.5% 8/1/2041	13,617	13,724
Freddie Mac Gold Pool 4.5% 8/1/2041	10,154	10,239
Freddie Mac Gold Pool 4.5% 9/1/2039	143,081	144,284
Freddie Mac Gold Pool 4.5% 9/1/2039	55,120	55,604
Freddie Mac Gold Pool 4.5% 9/1/2039	813	820
Freddie Mac Gold Pool 4.5% 9/1/2041	129,040	130,106
Freddie Mac Gold Pool 4.5% 9/1/2041	96,998	97,795
Freddie Mac Gold Pool 4.5% 9/1/2041	13,466	13,578
Freddie Mac Gold Pool 4.5% 9/1/2041	2,667	2,689
Freddie Mac Gold Pool 5% 1/1/2035	94,277	96,149
Freddie Mac Gold Pool 5% 1/1/2037	4,483	4,582
Freddie Mac Gold Pool 5% 1/1/2040	89,277	91,492
Freddie Mac Gold Pool 5% 1/1/2053	7,265,639	7,331,952
Freddie Mac Gold Pool 5% 10/1/2033	11,455	11,686
Freddie Mac Gold Pool 5% 10/1/2033	7,907	8,060
Freddie Mac Gold Pool 5% 10/1/2033	354	361
Freddie Mac Gold Pool 5% 10/1/2052	1,563,259	1,580,946
Freddie Mac Gold Pool 5% 11/1/2035	6,530	6,675
Freddie Mac Gold Pool 5% 11/1/2037	566	579
Freddie Mac Gold Pool 5% 11/1/2040	2,338	2,396
Freddie Mac Gold Pool 5% 11/1/2052 (x)	8,031,674	8,120,038
Freddie Mac Gold Pool 5% 11/1/2052	2,879,343	2,919,119
Freddie Mac Gold Pool 5% 12/1/2033	7,571	7,727
Freddie Mac Gold Pool 5% 12/1/2033	4,445	4,535
Freddie Mac Gold Pool 5% 12/1/2033	1,391	1,418
Freddie Mac Gold Pool 5% 12/1/2035	17,350	17,743
Freddie Mac Gold Pool 5% 12/1/2052 (w)	6,805,532	6,880,406
Freddie Mac Gold Pool 5% 12/1/2052	2,125,528	2,145,591
Freddie Mac Gold Pool 5% 12/1/2052	972,857	983,560
Freddie Mac Gold Pool 5% 12/1/2052	869,239	877,444
Freddie Mac Gold Pool 5% 2/1/2035	10,410	10,596
Freddie Mac Gold Pool 5% 2/1/2040	17,885	18,345
Freddie Mac Gold Pool 5% 2/1/2041	7,277	7,467
Freddie Mac Gold Pool 5% 3/1/2041	3,640	3,736
Freddie Mac Gold Pool 5% 3/1/2041	3,600	3,693
Freddie Mac Gold Pool 5% 4/1/2034	3,674	3,750
Freddie Mac Gold Pool 5% 4/1/2035	26,070	26,599
Freddie Mac Gold Pool 5% 4/1/2035	9,435	9,643
Freddie Mac Gold Pool 5% 4/1/2035	6,683	6,830
Freddie Mac Gold Pool 5% 4/1/2036	55,602	56,833
Freddie Mac Gold Pool 5% 4/1/2038	26,564	27,197
Freddie Mac Gold Pool 5% 4/1/2040	60,031	61,564
Freddie Mac Gold Pool 5% 4/1/2041	1,493	1,533
Freddie Mac Gold Pool 5% 5/1/2034	4,415	4,503
Freddie Mac Gold Pool 5% 5/1/2034	2,173	2,216
Freddie Mac Gold Pool 5% 5/1/2034	1,639	1,675
Freddie Mac Gold Pool 5% 5/1/2034	341	347
Freddie Mac Gold Pool 5% 5/1/2035	25,219	25,769
Freddie Mac Gold Pool 5% 5/1/2035	618	629
Freddie Mac Gold Pool 5% 5/1/2040	15,837	16,229
Freddie Mac Gold Pool 5% 6/1/2035	4,619	4,716
Freddie Mac Gold Pool 5% 6/1/2035	2,070	2,116
Freddie Mac Gold Pool 5% 6/1/2038	1,474	1,510
Freddie Mac Gold Pool 5% 6/1/2038	1,392	1,426
Freddie Mac Gold Pool 5% 6/1/2040	57,401	58,855
Freddie Mac Gold Pool 5% 6/1/2040	36,858	37,787
Freddie Mac Gold Pool 5% 6/1/2041	731,573	750,468
Freddie Mac Gold Pool 5% 6/1/2041	4,034	4,140
Freddie Mac Gold Pool 5% 6/1/2052	3,783,803	3,838,439
Freddie Mac Gold Pool 5% 6/1/2053	2,429,329	2,476,554
Freddie Mac Gold Pool 5% 7/1/2035	162,377	165,802
Freddie Mac Gold Pool 5% 7/1/2035	22,232	22,725
Freddie Mac Gold Pool 5% 7/1/2035	1,235	1,262
Freddie Mac Gold Pool 5% 7/1/2035	244	249
Freddie Mac Gold Pool 5% 7/1/2035	137	140
Freddie Mac Gold Pool 5% 7/1/2040	7,072	7,243
Freddie Mac Gold Pool 5% 7/1/2041	2,920	2,996
Freddie Mac Gold Pool 5% 7/1/2041	2,703	2,768
Freddie Mac Gold Pool 5% 7/1/2041	2,477	2,542
Freddie Mac Gold Pool 5% 7/1/2041	1,653	1,697
Freddie Mac Gold Pool 5% 7/1/2041	1,476	1,502
Freddie Mac Gold Pool 5% 7/1/2041	798	816
Freddie Mac Gold Pool 5% 8/1/2033	3,008	3,069
Freddie Mac Gold Pool 5% 8/1/2033	884	901
Freddie Mac Gold Pool 5% 8/1/2034	39,757	40,569
Freddie Mac Gold Pool 5% 8/1/2035	2,828	2,888
Freddie Mac Gold Pool 5% 8/1/2035	443	453
Freddie Mac Gold Pool 5% 8/1/2036	943	964
Freddie Mac Gold Pool 5% 8/1/2040	30,385	31,130
Freddie Mac Gold Pool 5% 8/1/2040	1,652	1,692
Freddie Mac Gold Pool 5% 9/1/2033	9,161	9,338
Freddie Mac Gold Pool 5% 9/1/2035	15,526	15,875
Freddie Mac Gold Pool 5% 9/1/2035	966	987
Freddie Mac Gold Pool 5% 9/1/2035	105	108
Freddie Mac Gold Pool 5.5% 1/1/2055	3,641,569	3,732,166
Freddie Mac Gold Pool 5.5% 11/1/2052	6,890,331	7,094,051
Freddie Mac Gold Pool 5.5% 2/1/2054	1,176,155	1,197,330
Freddie Mac Gold Pool 5.5% 2/1/2055	783,228	793,413
Freddie Mac Gold Pool 5.5% 3/1/2053 (w)(x)	12,340,176	12,716,595
Freddie Mac Gold Pool 5.5% 4/1/2053	1,615,813	1,663,586
Freddie Mac Gold Pool 6% 1/1/2029	125	128
Freddie Mac Gold Pool 6% 1/1/2032	2,253	2,340
Freddie Mac Gold Pool 6% 1/1/2032	1,377	1,430
Freddie Mac Gold Pool 6% 10/1/2032	1,144	1,191
Freddie Mac Gold Pool 6% 10/1/2054	4,599,246	4,792,911
Freddie Mac Gold Pool 6% 11/1/2029	105	107
Freddie Mac Gold Pool 6% 11/1/2031	1,495	1,552
Freddie Mac Gold Pool 6% 11/1/2053	1,483,599	1,534,827
Freddie Mac Gold Pool 6% 12/1/2032	598	623
Freddie Mac Gold Pool 6% 12/1/2037	34,587	36,754
Freddie Mac Gold Pool 6% 12/1/2037	8,847	9,375
Freddie Mac Gold Pool 6% 12/1/2052	930,734	967,816
Freddie Mac Gold Pool 6% 2/1/2029	72	73
Freddie Mac Gold Pool 6% 2/1/2029	33	34
Freddie Mac Gold Pool 6% 2/1/2055	2,622,471	2,732,898
Freddie Mac Gold Pool 6% 3/1/2029	100	102
Freddie Mac Gold Pool 6% 3/1/2053	3,492,567	3,641,542
Freddie Mac Gold Pool 6% 4/1/2029	16	16
Freddie Mac Gold Pool 6% 4/1/2029	11	12
Freddie Mac Gold Pool 6% 4/1/2031	1,152	1,192
Freddie Mac Gold Pool 6% 4/1/2033	3,946	4,108
Freddie Mac Gold Pool 6% 4/1/2054	5,490,970	5,715,320
Freddie Mac Gold Pool 6% 5/1/2029	212	217
Freddie Mac Gold Pool 6% 5/1/2029	44	45
Freddie Mac Gold Pool 6% 5/1/2033	27,748	28,733
Freddie Mac Gold Pool 6% 5/1/2054	5,949,531	6,201,913
Freddie Mac Gold Pool 6% 6/1/2029	518	530
Freddie Mac Gold Pool 6% 6/1/2029	99	101
Freddie Mac Gold Pool 6% 6/1/2031	394	409
Freddie Mac Gold Pool 6% 7/1/2029	163	167
Freddie Mac Gold Pool 6% 7/1/2029	76	78
Freddie Mac Gold Pool 6% 7/1/2029	73	75
Freddie Mac Gold Pool 6% 7/1/2029	63	64
Freddie Mac Gold Pool 6% 7/1/2029	54	55
Freddie Mac Gold Pool 6% 7/1/2032	2,968	3,078
Freddie Mac Gold Pool 6% 7/1/2033	3,819	3,987
Freddie Mac Gold Pool 6% 7/1/2037	2,396	2,540
Freddie Mac Gold Pool 6% 7/1/2039	8,855,520	9,184,559
Freddie Mac Gold Pool 6% 8/1/2037	45,110	47,696
Freddie Mac Gold Pool 6% 9/1/2033	22,609	23,576
Freddie Mac Gold Pool 6% 9/1/2039	5,824,498	6,071,858
Freddie Mac Gold Pool 6% 9/1/2054	130,872	136,628
Freddie Mac Gold Pool 6% 9/1/2054	87,926	91,237
Freddie Mac Gold Pool 6.5% 1/1/2032	9,109	9,520
Freddie Mac Gold Pool 6.5% 1/1/2054	8,410,265	8,843,667
Freddie Mac Gold Pool 6.5% 1/1/2054	346,548	364,672
Freddie Mac Gold Pool 6.5% 10/1/2032	8,567	8,995
Freddie Mac Gold Pool 6.5% 10/1/2053	2,253,784	2,369,927
Freddie Mac Gold Pool 6.5% 12/1/2053	136,356	143,832
Freddie Mac Gold Pool 6.5% 2/1/2037	712	744
Freddie Mac Gold Pool 6.5% 3/1/2032	18	19
Freddie Mac Gold Pool 6.5% 3/1/2036	39,841	41,725
Freddie Mac Gold Pool 6.5% 3/1/2037	881	944
Freddie Mac Gold Pool 6.5% 4/1/2032	849	888
Freddie Mac Gold Pool 6.5% 6/1/2054	8,762,447	9,236,589
Freddie Mac Gold Pool 6.5% 6/1/2054	1,509,446	1,596,312
Freddie Mac Gold Pool 6.5% 7/1/2032	223	234
Freddie Mac Gold Pool 6.5% 8/1/2032	3,314	3,471
Freddie Mac Gold Pool 6.5% 8/1/2032	2,224	2,332
Freddie Mac Gold Pool 6.5% 8/1/2032	2,172	2,279
Freddie Mac Gold Pool 6.5% 9/1/2039	96,734	103,775
Freddie Mac Gold Pool 6.5% 9/1/2053	2,443,793	2,575,265
Freddie Mac Gold Pool 6.5% 9/1/2054	23,923,820	25,330,498
Freddie Mac Gold Pool 6.5% 9/1/2054	1,814,417	1,919,401
Freddie Mac Gold Pool 7% 1/1/2036	4,542	4,807
Freddie Mac Gold Pool 7% 11/1/2026	138	139
Freddie Mac Gold Pool 7% 11/1/2034	7,488	7,918
Freddie Mac Gold Pool 7% 11/1/2034	6,663	7,094
Freddie Mac Gold Pool 7% 12/1/2026	189	191
Freddie Mac Gold Pool 7% 4/1/2032	2,753	2,891
Freddie Mac Gold Pool 7% 4/1/2032	1,297	1,375
Freddie Mac Gold Pool 7% 7/1/2029	10,894	11,418
Freddie Mac Gold Pool 7% 8/1/2026	451	453
Freddie Mac Gold Pool 7% 9/1/2026	719	723
Freddie Mac Gold Pool 7% 9/1/2035	18,795	19,925
Freddie Mac Gold Pool 7.5% 1/1/2027	18	18
Freddie Mac Gold Pool 7.5% 11/1/2030	105	111
Freddie Mac Gold Pool 7.5% 11/1/2031	138	147
Freddie Mac Gold Pool 7.5% 5/1/2031	121	127
Freddie Mac Gold Pool 8% 11/1/2031	349	367
Freddie Mac Gold Pool 8% 2/1/2030	31	33
Freddie Mac Gold Pool 8% 4/1/2032	47	50
Freddie Mac Gold Pool 8% 7/1/2030	322	340
Freddie Mac Gold Pool 8% 8/1/2030	729	762
Freddie Mac Gold Pool 8% 8/1/2030	26	27
Freddie Mac Gold Pool 8% 8/1/2030	9	10
Freddie Mac Gold Pool 8% 9/1/2030	22	23
Freddie Mac Gold Pool 8.5% 1/1/2028	3	3
Freddie Mac Gold Pool 8.5% 12/1/2027	5	5
Freddie Mac Gold Pool 8.5% 5/1/2027	9	9
Freddie Mac Gold Pool 8.5% 5/1/2027	2	2
Freddie Mac Gold Pool 8.5% 8/1/2026	13	13
Freddie Mac Gold Pool 8.5% 8/1/2027	238	242
Freddie Mac Gold Pool 8.5% 8/1/2027	99	101
Freddie Mac Gold Pool 8.5% 8/1/2027	10	10
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	6,433,132	6,691,956
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	13,966,041	14,523,571
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,762,675	1,862,599
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,574,490	1,664,730
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	503,948	535,193
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.116% 1/1/2036 (b)(c)	3,204	3,256
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.987% 3/1/2036 (b)(c)	16,412	16,719
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.297% 3/1/2036 (b)(c)	12,513	12,840
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.299% 12/1/2040 (b)(c)	139,072	144,393
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.432% 7/1/2041 (b)(c)	29,987	31,195
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.438% 9/1/2041 (b)(c)	29,510	30,723
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	8,697	8,998
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	3,606	3,767
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	666	695
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	730	762
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(c)	9,207	9,614
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (b)(c)	6,476	6,764
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.837% 5/1/2041 (b)(c)	8,349	8,719
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.934%, 6.731% 10/1/2042 (b)(c)	26,435	27,531
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (b)(c)	7,105	7,414
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	123	126
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	5,956	6,174
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.157% 6/1/2033 (b)(c)	12,718	12,920
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.26%, 6.32% 6/1/2033 (b)(c)	17,098	17,401
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.465% 3/1/2035 (b)(c)	35,484	36,257
Freddie Mac Non Gold Pool 4% 9/1/2040	4,869	4,805
Freddie Mac Non Gold Pool 5% 8/1/2053	4,400,883	4,434,173
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,823,604	3,924,704
Freddie Mac Non Gold Pool 5.5% 7/1/2053	11,241,699	11,531,915
Freddie Mac Non Gold Pool 5.5% 8/1/2053	11,692,699	12,009,173
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,283,820	3,372,700
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,233,467	3,316,942
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.625% 8/1/2037 (b)(c)	5,145	5,169
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (b)(c)	8,450	8,609
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.607% 10/1/2035 (b)(c)	9,809	10,039
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	4,765	4,899
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (b)(c)	38	39
Freddie Mac Non Gold Pool 6% 11/1/2054	3,576,452	3,717,828
Freddie Mac Non Gold Pool 6% 6/1/2053	3,137,963	3,261,025
Freddie Mac Non Gold Pool 6% 6/1/2053	3,104,100	3,220,014
Freddie Mac Non Gold Pool 6% 6/1/2054	5,790,259	6,013,718
Freddie Mac Non Gold Pool 6% 7/1/2053	3,090,979	3,212,199
Freddie Mac Non Gold Pool 6% 9/1/2053	3,105,410	3,212,638
Freddie Mac Non Gold Pool 6.5% 1/1/2055	2,981,275	3,156,801
Freddie Mac Non Gold Pool 6.5% 11/1/2054	1,289,306	1,365,115
Freddie Mac Non Gold Pool 6.5% 2/1/2055	3,424,792	3,627,502
Ginnie Mae I Pool 2.5% 1/20/2052	4,294,969	3,700,290
Ginnie Mae I Pool 2.5% 12/20/2051	6,710,702	5,781,543
Ginnie Mae I Pool 2.5% 12/20/2051	4,434,450	3,819,073
Ginnie Mae I Pool 2.5% 12/20/2051	3,567,122	3,073,220
Ginnie Mae I Pool 2.5% 8/20/2051	24,830,962	21,400,643
Ginnie Mae I Pool 2.5% 8/20/2051	6,451,834	5,560,533
Ginnie Mae I Pool 2.5% 8/20/2051	3,771,652	3,250,610
Ginnie Mae I Pool 2.5% 9/20/2051	11,104,132	9,563,190
Ginnie Mae I Pool 2.5% 9/20/2051	6,466,484	5,569,118
Ginnie Mae I Pool 3% 12/15/2042	191,539	176,828
Ginnie Mae I Pool 3% 4/15/2043	51,992	47,882
Ginnie Mae I Pool 3% 4/15/2043	22,731	20,927
Ginnie Mae I Pool 3% 4/15/2043	18,533	17,127
Ginnie Mae I Pool 3% 4/15/2043	8,883	8,195
Ginnie Mae I Pool 3% 4/15/2043	3,793	3,501
Ginnie Mae I Pool 3% 4/15/2045	141,427	129,895
Ginnie Mae I Pool 3% 5/15/2043	223,256	205,680
Ginnie Mae I Pool 3% 5/15/2043	22,140	20,227
Ginnie Mae I Pool 3% 5/15/2043	17,870	16,671
Ginnie Mae I Pool 3% 5/15/2043	17,067	15,751
Ginnie Mae I Pool 3% 5/15/2043	15,887	14,766
Ginnie Mae I Pool 3% 5/15/2043	6,437	5,923
Ginnie Mae I Pool 3% 6/15/2042	16,059	14,915
Ginnie Mae I Pool 3% 6/15/2043	21,995	20,229
Ginnie Mae I Pool 3% 6/15/2043	7,579	6,989
Ginnie Mae I Pool 3% 6/20/2042	124,120	115,641
Ginnie Mae I Pool 3% 7/15/2043	37,896	34,998
Ginnie Mae I Pool 3% 7/15/2043	27,340	25,232
Ginnie Mae I Pool 3% 8/15/2042	11,223	10,376
Ginnie Mae I Pool 3% 8/15/2043	12,137	11,225
Ginnie Mae I Pool 3% 9/15/2042	25,136	23,238
Ginnie Mae I Pool 3.5% 1/15/2041	6,379	6,081
Ginnie Mae I Pool 3.5% 1/15/2042	85,022	80,533
Ginnie Mae I Pool 3.5% 1/15/2042	64,948	61,646
Ginnie Mae I Pool 3.5% 1/15/2042	1,633	1,553
Ginnie Mae I Pool 3.5% 1/15/2042	854	811
Ginnie Mae I Pool 3.5% 1/15/2043	94,237	89,363
Ginnie Mae I Pool 3.5% 1/15/2043	2,875	2,729
Ginnie Mae I Pool 3.5% 10/20/2052	4,071,195	3,777,027
Ginnie Mae I Pool 3.5% 11/15/2040	11,293	10,763
Ginnie Mae I Pool 3.5% 11/15/2042	211,716	200,861
Ginnie Mae I Pool 3.5% 11/20/2043	496,769	473,419
Ginnie Mae I Pool 3.5% 12/15/2040	2,356	2,247
Ginnie Mae I Pool 3.5% 12/15/2041	82,438	78,247
Ginnie Mae I Pool 3.5% 12/15/2041	75,798	71,878
Ginnie Mae I Pool 3.5% 12/15/2041	46,919	44,672
Ginnie Mae I Pool 3.5% 12/15/2041	7,190	6,855
Ginnie Mae I Pool 3.5% 2/15/2042	74,213	70,343
Ginnie Mae I Pool 3.5% 2/15/2042	58,202	55,142
Ginnie Mae I Pool 3.5% 2/15/2043	411,506	391,049
Ginnie Mae I Pool 3.5% 2/15/2043	17,223	16,339
Ginnie Mae I Pool 3.5% 2/15/2044	62,801	59,198
Ginnie Mae I Pool 3.5% 2/20/2043	1,350,364	1,284,570
Ginnie Mae I Pool 3.5% 3/15/2042	507,214	482,000
Ginnie Mae I Pool 3.5% 3/15/2043	3,133	2,969
Ginnie Mae I Pool 3.5% 3/20/2043	579,482	551,247
Ginnie Mae I Pool 3.5% 3/20/2043	254,634	242,071
Ginnie Mae I Pool 3.5% 4/15/2043	354,017	336,498
Ginnie Mae I Pool 3.5% 4/15/2043	66,849	63,191
Ginnie Mae I Pool 3.5% 4/20/2043	272,154	258,376
Ginnie Mae I Pool 3.5% 4/20/2043	106,234	100,921
Ginnie Mae I Pool 3.5% 5/15/2042	21,112	20,130
Ginnie Mae I Pool 3.5% 5/15/2042	15,717	14,983
Ginnie Mae I Pool 3.5% 5/15/2043	14,918	14,114
Ginnie Mae I Pool 3.5% 5/15/2043	13,696	13,040
Ginnie Mae I Pool 3.5% 5/15/2043	12,252	11,651
Ginnie Mae I Pool 3.5% 5/15/2043	5,226	4,959
Ginnie Mae I Pool 3.5% 5/20/2046	58,437	54,520
Ginnie Mae I Pool 3.5% 5/20/2046	38,608	36,020
Ginnie Mae I Pool 3.5% 5/20/2046	29,330	27,364
Ginnie Mae I Pool 3.5% 5/20/2046	28,475	26,567
Ginnie Mae I Pool 3.5% 5/20/2046	25,190	23,502
Ginnie Mae I Pool 3.5% 5/20/2046	15,645	14,572
Ginnie Mae I Pool 3.5% 6/15/2042	2,958	2,805
Ginnie Mae I Pool 3.5% 6/15/2043	29,363	27,769
Ginnie Mae I Pool 3.5% 6/15/2043	24,025	22,691
Ginnie Mae I Pool 3.5% 6/15/2043	19,048	18,067
Ginnie Mae I Pool 3.5% 6/15/2043	12,321	11,766
Ginnie Mae I Pool 3.5% 6/15/2043	9,808	9,284
Ginnie Mae I Pool 3.5% 6/15/2043	1,658	1,569
Ginnie Mae I Pool 3.5% 6/20/2044	198,402	188,256
Ginnie Mae I Pool 3.5% 6/20/2046	138,601	129,312
Ginnie Mae I Pool 3.5% 6/20/2046	40,475	37,763
Ginnie Mae I Pool 3.5% 6/20/2046	36,879	34,407
Ginnie Mae I Pool 3.5% 6/20/2046	33,763	31,500
Ginnie Mae I Pool 3.5% 6/20/2046	32,542	30,361
Ginnie Mae I Pool 3.5% 6/20/2046	19,835	18,505
Ginnie Mae I Pool 3.5% 6/20/2046	13,314	12,421
Ginnie Mae I Pool 3.5% 7/15/2042	60,496	57,407
Ginnie Mae I Pool 3.5% 7/15/2042	20,484	19,439
Ginnie Mae I Pool 3.5% 7/15/2042	5,252	4,982
Ginnie Mae I Pool 3.5% 7/15/2043	11,149	10,553
Ginnie Mae I Pool 3.5% 7/20/2043	134,259	127,177
Ginnie Mae I Pool 3.5% 7/20/2046	3,614,112	3,371,889
Ginnie Mae I Pool 3.5% 7/20/2052	21,500,908	19,969,182
Ginnie Mae I Pool 3.5% 8/15/2042	5,352	5,074
Ginnie Mae I Pool 3.5% 8/15/2043	6,808	6,438
Ginnie Mae I Pool 3.5% 8/20/2052	12,735,995	11,828,681
Ginnie Mae I Pool 3.5% 9/15/2042	14,749	13,967
Ginnie Mae I Pool 3.5% 9/15/2042	7,034	6,714
Ginnie Mae I Pool 3.5% 9/15/2042	7,005	6,640
Ginnie Mae I Pool 3.5% 9/15/2042	3,986	3,774
Ginnie Mae I Pool 3.5% 9/15/2043	5,670	5,365
Ginnie Mae I Pool 3.5% 9/20/2052	7,320,230	6,798,736
Ginnie Mae I Pool 4% 1/15/2040	15,451	15,124
Ginnie Mae I Pool 4% 1/15/2040	15,001	14,655
Ginnie Mae I Pool 4% 1/15/2041	77,031	75,183
Ginnie Mae I Pool 4% 1/15/2041	3,176	3,100
Ginnie Mae I Pool 4% 1/15/2042	7,007	6,826
Ginnie Mae I Pool 4% 1/15/2043	24,826	24,153
Ginnie Mae I Pool 4% 1/15/2047	43,919	42,275
Ginnie Mae I Pool 4% 1/15/2047	42,324	40,740
Ginnie Mae I Pool 4% 1/15/2047	32,528	31,310
Ginnie Mae I Pool 4% 1/15/2047	15,512	14,931
Ginnie Mae I Pool 4% 10/15/2039	18,465	18,072
Ginnie Mae I Pool 4% 10/15/2040	87,678	85,605
Ginnie Mae I Pool 4% 10/15/2040	76,121	74,356
Ginnie Mae I Pool 4% 10/15/2040	73,382	71,655
Ginnie Mae I Pool 4% 10/15/2040	8,189	7,998
Ginnie Mae I Pool 4% 10/15/2040	6,086	5,943
Ginnie Mae I Pool 4% 10/15/2040	3,258	3,185
Ginnie Mae I Pool 4% 10/15/2040	2,330	2,277
Ginnie Mae I Pool 4% 10/15/2041	165,195	160,967
Ginnie Mae I Pool 4% 10/15/2041	77,151	75,253
Ginnie Mae I Pool 4% 10/15/2041	68,340	66,693
Ginnie Mae I Pool 4% 10/15/2041	42,445	41,412
Ginnie Mae I Pool 4% 10/15/2041	36,552	35,622
Ginnie Mae I Pool 4% 10/15/2041	23,730	23,100
Ginnie Mae I Pool 4% 10/15/2041	20,100	19,634
Ginnie Mae I Pool 4% 10/15/2041	12,768	12,448
Ginnie Mae I Pool 4% 10/15/2041	9,599	9,367
Ginnie Mae I Pool 4% 10/15/2041	8,009	7,820
Ginnie Mae I Pool 4% 10/15/2041	4,667	4,553
Ginnie Mae I Pool 4% 10/15/2041	3,503	3,410
Ginnie Mae I Pool 4% 10/20/2052	13,338,066	12,772,873
Ginnie Mae I Pool 4% 11/15/2039	13,738	13,455
Ginnie Mae I Pool 4% 11/15/2040	21,799	21,274
Ginnie Mae I Pool 4% 11/15/2040	3,231	3,158
Ginnie Mae I Pool 4% 11/15/2040	2,670	2,615
Ginnie Mae I Pool 4% 11/15/2041	177,541	173,148
Ginnie Mae I Pool 4% 11/15/2041	25,093	24,436
Ginnie Mae I Pool 4% 11/15/2042	8,477	8,249
Ginnie Mae I Pool 4% 12/15/2039	44,050	43,044
Ginnie Mae I Pool 4% 12/15/2039	7,732	7,557
Ginnie Mae I Pool 4% 12/15/2040	5,286	5,153
Ginnie Mae I Pool 4% 12/15/2040	3,616	3,526
Ginnie Mae I Pool 4% 12/15/2040	2,546	2,486
Ginnie Mae I Pool 4% 12/15/2041	82,884	80,868
Ginnie Mae I Pool 4% 12/15/2041	56,862	55,399
Ginnie Mae I Pool 4% 12/15/2041	26,571	25,895
Ginnie Mae I Pool 4% 12/15/2041	15,305	14,915
Ginnie Mae I Pool 4% 12/15/2041	3,067	2,997
Ginnie Mae I Pool 4% 12/15/2041	2,750	2,681
Ginnie Mae I Pool 4% 12/15/2042	5,679	5,532
Ginnie Mae I Pool 4% 12/15/2046	8,439	8,136
Ginnie Mae I Pool 4% 2/15/2040	64,734	63,219
Ginnie Mae I Pool 4% 2/15/2040	38,513	37,651
Ginnie Mae I Pool 4% 2/15/2040	37,692	36,805
Ginnie Mae I Pool 4% 2/15/2041	21,842	21,328
Ginnie Mae I Pool 4% 2/15/2041	11,593	11,298
Ginnie Mae I Pool 4% 2/15/2042	25,111	24,469
Ginnie Mae I Pool 4% 3/15/2040	325,738	318,186
Ginnie Mae I Pool 4% 3/15/2041	163,549	159,719
Ginnie Mae I Pool 4% 3/15/2041	8,076	7,887
Ginnie Mae I Pool 4% 3/15/2042	91,019	88,652
Ginnie Mae I Pool 4% 3/15/2042	12,973	12,624
Ginnie Mae I Pool 4% 3/15/2042	9,437	9,197
Ginnie Mae I Pool 4% 4/15/2040	26,394	25,764
Ginnie Mae I Pool 4% 4/15/2040	11,628	11,371
Ginnie Mae I Pool 4% 4/15/2042	15,952	15,533
Ginnie Mae I Pool 4% 4/15/2043	4,143	4,038
Ginnie Mae I Pool 4% 4/15/2046	1,204,821	1,167,731
Ginnie Mae I Pool 4% 4/20/2047	1,019,453	979,042
Ginnie Mae I Pool 4% 4/20/2047	930,345	893,466
Ginnie Mae I Pool 4% 5/15/2040	22,878	22,329
Ginnie Mae I Pool 4% 5/15/2041	3,986	3,908
Ginnie Mae I Pool 4% 5/15/2042	1,547	1,534
Ginnie Mae I Pool 4% 5/15/2043	6,052	5,877
Ginnie Mae I Pool 4% 5/20/2049	673,751	643,464
Ginnie Mae I Pool 4% 6/15/2041	13,782	13,443
Ginnie Mae I Pool 4% 6/15/2041	8,652	8,472
Ginnie Mae I Pool 4% 6/15/2041	7,252	7,063
Ginnie Mae I Pool 4% 6/15/2042	19,269	18,736
Ginnie Mae I Pool 4% 6/15/2043	5,307	5,160
Ginnie Mae I Pool 4% 6/15/2043	2,598	2,531
Ginnie Mae I Pool 4% 7/15/2039	17,133	16,748
Ginnie Mae I Pool 4% 7/15/2041	7,908	7,711
Ginnie Mae I Pool 4% 7/15/2041	7,846	7,667
Ginnie Mae I Pool 4% 7/15/2041	4,547	4,427
Ginnie Mae I Pool 4% 7/15/2041	2,646	2,579
Ginnie Mae I Pool 4% 7/15/2041	1,707	1,665
Ginnie Mae I Pool 4% 7/15/2041	457	456
Ginnie Mae I Pool 4% 7/15/2046	29,411	28,355
Ginnie Mae I Pool 4% 7/15/2046	23,679	22,829
Ginnie Mae I Pool 4% 8/15/2039	7,358	7,190
Ginnie Mae I Pool 4% 8/15/2039	5,414	5,287
Ginnie Mae I Pool 4% 8/15/2040	3,796	3,709
Ginnie Mae I Pool 4% 8/15/2041	11,318	11,041
Ginnie Mae I Pool 4% 8/15/2041	9,005	8,795
Ginnie Mae I Pool 4% 8/15/2041	2,428	2,373
Ginnie Mae I Pool 4% 8/15/2042	36,934	35,917
Ginnie Mae I Pool 4% 8/15/2042	4,993	4,873
Ginnie Mae I Pool 4% 8/15/2043	7,675	7,447
Ginnie Mae I Pool 4% 8/15/2043	2,205	2,140
Ginnie Mae I Pool 4% 9/15/2039	11,344	11,114
Ginnie Mae I Pool 4% 9/15/2040	4,897	4,784
Ginnie Mae I Pool 4% 9/15/2041	83,260	81,176
Ginnie Mae I Pool 4% 9/15/2041	11,080	10,809
Ginnie Mae I Pool 4% 9/15/2041	9,545	9,318
Ginnie Mae I Pool 4% 9/15/2041	4,863	4,733
Ginnie Mae I Pool 4% 9/15/2041	2,415	2,353
Ginnie Mae I Pool 4% 9/15/2041	1,154	1,129
Ginnie Mae I Pool 4.5% 10/15/2039	8,742	8,761
Ginnie Mae I Pool 4.5% 10/15/2039	6,249	6,267
Ginnie Mae I Pool 4.5% 10/15/2039	1,506	1,510
Ginnie Mae I Pool 4.5% 11/15/2039	50,088	50,202
Ginnie Mae I Pool 4.5% 11/15/2039	20,446	20,499
Ginnie Mae I Pool 4.5% 11/15/2039	16,726	16,771
Ginnie Mae I Pool 4.5% 11/15/2039	14,954	14,994
Ginnie Mae I Pool 4.5% 11/15/2039	12,052	12,085
Ginnie Mae I Pool 4.5% 11/15/2039	11,020	11,055
Ginnie Mae I Pool 4.5% 11/15/2039	7,543	7,564
Ginnie Mae I Pool 4.5% 11/15/2039	6,183	6,200
Ginnie Mae I Pool 4.5% 11/15/2039	1,219	1,223
Ginnie Mae I Pool 4.5% 11/15/2039	742	745
Ginnie Mae I Pool 4.5% 12/15/2039	14,149	14,194
Ginnie Mae I Pool 4.5% 2/15/2040	40,825	40,937
Ginnie Mae I Pool 4.5% 2/15/2040	38,231	38,307
Ginnie Mae I Pool 4.5% 2/15/2040	27,856	27,937
Ginnie Mae I Pool 4.5% 2/15/2040	21,834	21,895
Ginnie Mae I Pool 4.5% 2/15/2040	15,300	15,348
Ginnie Mae I Pool 4.5% 2/15/2040	12,130	12,164
Ginnie Mae I Pool 4.5% 2/15/2040	11,977	12,009
Ginnie Mae I Pool 4.5% 2/15/2040	8,365	8,390
Ginnie Mae I Pool 4.5% 2/15/2040	2,373	2,379
Ginnie Mae I Pool 4.5% 2/15/2040	1,003	1,006
Ginnie Mae I Pool 4.5% 2/15/2041	9,494	9,512
Ginnie Mae I Pool 4.5% 3/15/2040	96,911	97,181
Ginnie Mae I Pool 4.5% 3/15/2040	9,335	9,359
Ginnie Mae I Pool 4.5% 3/15/2040	6,887	6,906
Ginnie Mae I Pool 4.5% 3/15/2040	4,840	4,853
Ginnie Mae I Pool 4.5% 3/15/2041	226,132	226,646
Ginnie Mae I Pool 4.5% 3/15/2041	5,305	5,319
Ginnie Mae I Pool 4.5% 4/15/2040	42,241	42,364
Ginnie Mae I Pool 4.5% 4/15/2040	21,586	21,633
Ginnie Mae I Pool 4.5% 4/15/2040	16,641	16,680
Ginnie Mae I Pool 4.5% 4/15/2040	9,452	9,475
Ginnie Mae I Pool 4.5% 4/15/2040	3,839	3,847
Ginnie Mae I Pool 4.5% 4/15/2040	3,753	3,760
Ginnie Mae I Pool 4.5% 4/20/2053	4,008,734	3,945,558
Ginnie Mae I Pool 4.5% 5/15/2039	7,755	7,778
Ginnie Mae I Pool 4.5% 5/15/2040	50,766	50,905
Ginnie Mae I Pool 4.5% 5/15/2040	5,104	5,116
Ginnie Mae I Pool 4.5% 6/15/2039	26,489	26,572
Ginnie Mae I Pool 4.5% 6/15/2039	24,764	24,836
Ginnie Mae I Pool 4.5% 6/15/2039	4,797	4,811
Ginnie Mae I Pool 4.5% 6/15/2039	3,913	3,924
Ginnie Mae I Pool 4.5% 6/15/2039	3,285	3,295
Ginnie Mae I Pool 4.5% 6/15/2040	189,820	190,229
Ginnie Mae I Pool 4.5% 6/15/2040	111,423	111,733
Ginnie Mae I Pool 4.5% 6/15/2040	51,507	51,643
Ginnie Mae I Pool 4.5% 6/15/2040	28,394	28,473
Ginnie Mae I Pool 4.5% 6/15/2040	27,468	27,543
Ginnie Mae I Pool 4.5% 6/15/2040	23,842	23,907
Ginnie Mae I Pool 4.5% 6/15/2040	22,028	22,087
Ginnie Mae I Pool 4.5% 6/15/2040	3,410	3,420
Ginnie Mae I Pool 4.5% 6/15/2040	2,285	2,291
Ginnie Mae I Pool 4.5% 7/15/2039	21,510	21,575
Ginnie Mae I Pool 4.5% 7/15/2040	82,761	82,988
Ginnie Mae I Pool 4.5% 7/15/2040	73,514	73,716
Ginnie Mae I Pool 4.5% 7/15/2040	56,209	56,368
Ginnie Mae I Pool 4.5% 7/15/2040	42,659	42,776
Ginnie Mae I Pool 4.5% 7/15/2040	39,428	39,537
Ginnie Mae I Pool 4.5% 7/15/2040	36,195	36,289
Ginnie Mae I Pool 4.5% 7/15/2040	6,177	6,194
Ginnie Mae I Pool 4.5% 7/15/2040	3,575	3,584
Ginnie Mae I Pool 4.5% 7/15/2040	1,481	1,485
Ginnie Mae I Pool 4.5% 8/15/2039	224,502	225,157
Ginnie Mae I Pool 4.5% 8/15/2039	137,871	138,275
Ginnie Mae I Pool 4.5% 8/15/2039	111,009	111,339
Ginnie Mae I Pool 4.5% 8/15/2039	44,916	45,044
Ginnie Mae I Pool 4.5% 8/15/2039	20,578	20,640
Ginnie Mae I Pool 4.5% 8/15/2039	3,638	3,649
Ginnie Mae I Pool 4.5% 8/15/2040	12,404	12,438
Ginnie Mae I Pool 4.5% 8/15/2040	2,415	2,420
Ginnie Mae I Pool 4.5% 8/15/2040	1,835	1,840
Ginnie Mae I Pool 4.5% 8/15/2041	5,079	5,093
Ginnie Mae I Pool 4.5% 9/15/2039	40,780	40,898
Ginnie Mae I Pool 4.5% 9/15/2039	19,881	19,939
Ginnie Mae I Pool 4.5% 9/15/2039	7,838	7,860
Ginnie Mae I Pool 4.5% 9/15/2039	7,527	7,550
Ginnie Mae I Pool 4.5% 9/15/2040	6,998	7,018
Ginnie Mae I Pool 4.5% 9/15/2040	3,056	3,064
Ginnie Mae I Pool 5% 1/15/2034	1,560	1,587
Ginnie Mae I Pool 5% 1/15/2039	17,601	17,929
Ginnie Mae I Pool 5% 1/15/2040	685	696
Ginnie Mae I Pool 5% 10/15/2033	898	913
Ginnie Mae I Pool 5% 10/15/2034	1,976	2,009
Ginnie Mae I Pool 5% 10/15/2034	1,253	1,274
Ginnie Mae I Pool 5% 10/15/2039	15,358	15,684
Ginnie Mae I Pool 5% 10/15/2039	11,689	11,941
Ginnie Mae I Pool 5% 10/15/2039	9,376	9,578
Ginnie Mae I Pool 5% 10/15/2039	5,347	5,461
Ginnie Mae I Pool 5% 10/15/2039	3,148	3,214
Ginnie Mae I Pool 5% 11/15/2033	3,835	3,901
Ginnie Mae I Pool 5% 11/15/2033	3,224	3,265
Ginnie Mae I Pool 5% 11/15/2033	1,986	2,018
Ginnie Mae I Pool 5% 11/15/2033	1,200	1,219
Ginnie Mae I Pool 5% 11/15/2033	552	562
Ginnie Mae I Pool 5% 11/15/2035	3,928	3,996
Ginnie Mae I Pool 5% 11/15/2039	14,377	14,688
Ginnie Mae I Pool 5% 11/15/2039	9,909	10,117
Ginnie Mae I Pool 5% 11/15/2039	6,269	6,405
Ginnie Mae I Pool 5% 11/15/2039	5,983	6,112
Ginnie Mae I Pool 5% 11/15/2039	1,212	1,238
Ginnie Mae I Pool 5% 11/15/2039	1,164	1,189
Ginnie Mae I Pool 5% 11/15/2040	6,014	6,144
Ginnie Mae I Pool 5% 11/15/2040	1,672	1,710
Ginnie Mae I Pool 5% 12/15/2032	189	191
Ginnie Mae I Pool 5% 12/15/2033	1,270	1,290
Ginnie Mae I Pool 5% 12/15/2037	4,517	4,613
Ginnie Mae I Pool 5% 12/15/2039	14,928	15,251
Ginnie Mae I Pool 5% 12/15/2039	7,568	7,730
Ginnie Mae I Pool 5% 12/15/2039	6,448	6,590
Ginnie Mae I Pool 5% 2/15/2034	2,857	2,907
Ginnie Mae I Pool 5% 2/15/2039	30,725	31,376
Ginnie Mae I Pool 5% 3/15/2035	5,805	5,915
Ginnie Mae I Pool 5% 3/15/2036	12,076	12,306
Ginnie Mae I Pool 5% 3/15/2036	7,881	7,985
Ginnie Mae I Pool 5% 3/15/2036	2,394	2,441
Ginnie Mae I Pool 5% 3/15/2041	12,674	12,956
Ginnie Mae I Pool 5% 3/15/2041	4,610	4,710
Ginnie Mae I Pool 5% 4/15/2033	1,523	1,547
Ginnie Mae I Pool 5% 4/15/2033	1,272	1,292
Ginnie Mae I Pool 5% 4/15/2033	951	965
Ginnie Mae I Pool 5% 4/15/2035	7,476	7,610
Ginnie Mae I Pool 5% 4/15/2039	2,590	2,644
Ginnie Mae I Pool 5% 4/15/2040	106,994	109,294
Ginnie Mae I Pool 5% 4/15/2040	104,189	106,442
Ginnie Mae I Pool 5% 4/15/2040	6,448	6,589
Ginnie Mae I Pool 5% 4/15/2040	2,233	2,282
Ginnie Mae I Pool 5% 4/15/2041	21,565	22,055
Ginnie Mae I Pool 5% 4/15/2041	4,604	4,707
Ginnie Mae I Pool 5% 4/15/2041	2,040	2,086
Ginnie Mae I Pool 5% 4/20/2048	2,391,917	2,446,453
Ginnie Mae I Pool 5% 5/15/2033	12,422	12,609
Ginnie Mae I Pool 5% 5/15/2033	6,659	6,764
Ginnie Mae I Pool 5% 5/15/2033	1,734	1,761
Ginnie Mae I Pool 5% 5/15/2034	58,948	59,947
Ginnie Mae I Pool 5% 5/15/2036	359	363
Ginnie Mae I Pool 5% 5/15/2039	24,561	25,079
Ginnie Mae I Pool 5% 5/15/2039	16,769	17,124
Ginnie Mae I Pool 5% 5/15/2040	6,478	6,618
Ginnie Mae I Pool 5% 5/15/2040	3,888	3,969
Ginnie Mae I Pool 5% 5/15/2040	1,386	1,417
Ginnie Mae I Pool 5% 6/15/2033	879	893
Ginnie Mae I Pool 5% 6/15/2033	823	836
Ginnie Mae I Pool 5% 6/15/2033	338	342
Ginnie Mae I Pool 5% 6/15/2034	960	978
Ginnie Mae I Pool 5% 6/15/2036	5,040	5,139
Ginnie Mae I Pool 5% 6/15/2039	2,399	2,450
Ginnie Mae I Pool 5% 6/15/2040	314,917	321,725
Ginnie Mae I Pool 5% 6/15/2040	8,029	8,203
Ginnie Mae I Pool 5% 6/15/2040	5,691	5,817
Ginnie Mae I Pool 5% 6/15/2041	15,284	15,620
Ginnie Mae I Pool 5% 6/15/2041	2,168	2,216
Ginnie Mae I Pool 5% 6/15/2041	2,046	2,089
Ginnie Mae I Pool 5% 7/15/2034	1,805	1,836
Ginnie Mae I Pool 5% 7/15/2035	25,574	26,048
Ginnie Mae I Pool 5% 7/15/2039	26,464	27,021
Ginnie Mae I Pool 5% 7/15/2039	14,678	14,989
Ginnie Mae I Pool 5% 7/15/2040	17,222	17,596
Ginnie Mae I Pool 5% 7/15/2040	13,320	13,609
Ginnie Mae I Pool 5% 7/15/2040	8,157	8,335
Ginnie Mae I Pool 5% 7/15/2040	7,135	7,292
Ginnie Mae I Pool 5% 7/15/2040	5,791	5,918
Ginnie Mae I Pool 5% 7/15/2040	1,097	1,121
Ginnie Mae I Pool 5% 8/15/2033	14,771	14,993
Ginnie Mae I Pool 5% 8/15/2033	9,004	9,150
Ginnie Mae I Pool 5% 8/15/2033	5,659	5,759
Ginnie Mae I Pool 5% 8/15/2033	3,813	3,873
Ginnie Mae I Pool 5% 8/15/2033	1,724	1,750
Ginnie Mae I Pool 5% 8/15/2033	1,623	1,651
Ginnie Mae I Pool 5% 8/15/2035	498	508
Ginnie Mae I Pool 5% 8/15/2039	13,404	13,690
Ginnie Mae I Pool 5% 8/15/2039	11,208	11,447
Ginnie Mae I Pool 5% 8/15/2039	5,105	5,214
Ginnie Mae I Pool 5% 8/15/2039	3,580	3,658
Ginnie Mae I Pool 5% 8/15/2039	2,300	2,349
Ginnie Mae I Pool 5% 8/15/2039	1,098	1,121
Ginnie Mae I Pool 5% 8/15/2040	26,996	27,586
Ginnie Mae I Pool 5% 8/15/2040	23,473	23,983
Ginnie Mae I Pool 5% 8/15/2040	20,197	20,639
Ginnie Mae I Pool 5% 8/15/2040	6,105	6,239
Ginnie Mae I Pool 5% 9/15/2033	15,053	15,306
Ginnie Mae I Pool 5% 9/15/2035	1,235	1,259
Ginnie Mae I Pool 5% 9/15/2036	23,388	23,840
Ginnie Mae I Pool 5% 9/15/2036	4,939	5,025
Ginnie Mae I Pool 5% 9/15/2039	86,199	88,021
Ginnie Mae I Pool 5% 9/15/2039	17,588	17,964
Ginnie Mae I Pool 5% 9/15/2039	12,596	12,866
Ginnie Mae I Pool 5% 9/15/2039	5,796	5,920
Ginnie Mae I Pool 5% 9/15/2039	5,317	5,433
Ginnie Mae I Pool 5% 9/15/2039	4,758	4,859
Ginnie Mae I Pool 5% 9/15/2039	4,742	4,843
Ginnie Mae I Pool 5% 9/15/2039	3,670	3,749
Ginnie Mae I Pool 5% 9/15/2039	3,134	3,201
Ginnie Mae I Pool 5% 9/15/2039	1,565	1,599
Ginnie Mae I Pool 5% 9/15/2039	1,312	1,340
Ginnie Mae I Pool 5% 9/15/2040	12,948	13,228
Ginnie Mae I Pool 5% 9/15/2040	9,681	9,893
Ginnie Mae I Pool 5% 9/15/2040	4,258	4,355
Ginnie Mae I Pool 5% 9/15/2040	2,867	2,930
Ginnie Mae I Pool 5% 9/15/2041	239,901	245,036
Ginnie Mae I Pool 5.5% 1/15/2034	190	195
Ginnie Mae I Pool 5.5% 10/15/2035	11,543	11,884
Ginnie Mae I Pool 5.5% 3/15/2034	710	729
Ginnie Mae I Pool 5.5% 3/15/2039	809	836
Ginnie Mae I Pool 5.5% 3/20/2054	6,589,287	6,764,989
Ginnie Mae I Pool 5.5% 4/15/2034	855	877
Ginnie Mae I Pool 5.5% 5/15/2034	3,074	3,160
Ginnie Mae I Pool 5.5% 5/15/2034	894	917
Ginnie Mae I Pool 5.5% 5/15/2034	168	173
Ginnie Mae I Pool 5.5% 5/15/2039	8,683	8,978
Ginnie Mae I Pool 5.5% 7/15/2033	665	682
Ginnie Mae I Pool 5.5% 7/15/2039	7,817	8,090
Ginnie Mae I Pool 5.5% 8/15/2033	2,351	2,414
Ginnie Mae I Pool 5.5% 9/15/2039	53,758	55,641
Ginnie Mae I Pool 5.5% 9/15/2039	50,624	52,392
Ginnie Mae I Pool 6% 10/15/2030	3,581	3,690
Ginnie Mae I Pool 6% 10/15/2039	2,122	2,233
Ginnie Mae I Pool 6% 11/15/2039	6,086	6,411
Ginnie Mae I Pool 6% 11/15/2039	3,496	3,681
Ginnie Mae I Pool 6% 11/15/2039	2,312	2,432
Ginnie Mae I Pool 6% 11/15/2039	1,339	1,405
Ginnie Mae I Pool 6% 11/15/2039	1,168	1,222
Ginnie Mae I Pool 6% 11/15/2039	890	935
Ginnie Mae I Pool 6% 11/15/2039	519	546
Ginnie Mae I Pool 6% 12/15/2034	583	608
Ginnie Mae I Pool 6.5% 10/15/2034	7,508	7,980
Ginnie Mae I Pool 6.5% 10/15/2034	1,033	1,093
Ginnie Mae I Pool 6.5% 10/15/2035	4,955	5,300
Ginnie Mae I Pool 6.5% 10/15/2036	1,584	1,688
Ginnie Mae I Pool 6.5% 11/15/2034	1,853	1,931
Ginnie Mae I Pool 6.5% 6/15/2037	1,914	2,038
Ginnie Mae I Pool 6.5% 7/15/2035	581	618
Ginnie Mae I Pool 6.5% 8/15/2034	8,414	8,917
Ginnie Mae I Pool 6.5% 8/15/2034	196	204
Ginnie Mae I Pool 6.5% 8/15/2036	1,414	1,507
Ginnie Mae I Pool 6.5% 9/15/2034	3,236	3,430
Ginnie Mae I Pool 7% 1/15/2027	7	7
Ginnie Mae I Pool 7% 1/15/2028	173	173
Ginnie Mae I Pool 7% 1/15/2028	100	100
Ginnie Mae I Pool 7% 1/15/2028	88	89
Ginnie Mae I Pool 7% 1/15/2028	82	84
Ginnie Mae I Pool 7% 1/15/2028	76	77
Ginnie Mae I Pool 7% 1/15/2028	68	69
Ginnie Mae I Pool 7% 1/15/2028	22	22
Ginnie Mae I Pool 7% 1/15/2029	229	234
Ginnie Mae I Pool 7% 1/15/2029	160	164
Ginnie Mae I Pool 7% 1/15/2029	123	125
Ginnie Mae I Pool 7% 1/15/2029	89	91
Ginnie Mae I Pool 7% 1/15/2029	60	61
Ginnie Mae I Pool 7% 1/15/2030	729	745
Ginnie Mae I Pool 7% 1/15/2030	66	68
Ginnie Mae I Pool 7% 1/15/2031	233	240
Ginnie Mae I Pool 7% 1/15/2032	1,502	1,554
Ginnie Mae I Pool 7% 10/15/2026	32	32
Ginnie Mae I Pool 7% 10/15/2028	649	661
Ginnie Mae I Pool 7% 10/15/2028	115	117
Ginnie Mae I Pool 7% 10/15/2030	198	203
Ginnie Mae I Pool 7% 10/15/2031	1,284	1,331
Ginnie Mae I Pool 7% 10/15/2031	315	324
Ginnie Mae I Pool 7% 10/15/2031	279	284
Ginnie Mae I Pool 7% 10/15/2031	253	263
Ginnie Mae I Pool 7% 10/15/2031	11	12
Ginnie Mae I Pool 7% 11/15/2027	15	15
Ginnie Mae I Pool 7% 11/15/2028	101	104
Ginnie Mae I Pool 7% 11/15/2029	630	647
Ginnie Mae I Pool 7% 11/15/2031	730	756
Ginnie Mae I Pool 7% 11/15/2031	726	744
Ginnie Mae I Pool 7% 11/15/2032	170	176
Ginnie Mae I Pool 7% 12/15/2026	1	1
Ginnie Mae I Pool 7% 12/15/2027	132	133
Ginnie Mae I Pool 7% 12/15/2027	20	21
Ginnie Mae I Pool 7% 12/15/2028	251	255
Ginnie Mae I Pool 7% 12/15/2028	227	232
Ginnie Mae I Pool 7% 12/15/2028	86	87
Ginnie Mae I Pool 7% 12/15/2028	38	39
Ginnie Mae I Pool 7% 12/15/2030	335	346
Ginnie Mae I Pool 7% 12/15/2031	1,214	1,256
Ginnie Mae I Pool 7% 12/15/2031	579	600
Ginnie Mae I Pool 7% 12/15/2031	56	58
Ginnie Mae I Pool 7% 2/15/2028	102	102
Ginnie Mae I Pool 7% 2/15/2028	98	98
Ginnie Mae I Pool 7% 2/15/2028	97	98
Ginnie Mae I Pool 7% 2/15/2028	69	70
Ginnie Mae I Pool 7% 2/15/2028	39	39
Ginnie Mae I Pool 7% 2/15/2028	36	36
Ginnie Mae I Pool 7% 2/15/2028	12	12
Ginnie Mae I Pool 7% 2/15/2029	49	51
Ginnie Mae I Pool 7% 2/15/2032	1,914	1,987
Ginnie Mae I Pool 7% 2/15/2032	1,277	1,303
Ginnie Mae I Pool 7% 2/15/2032	524	543
Ginnie Mae I Pool 7% 2/15/2032	191	198
Ginnie Mae I Pool 7% 2/15/2032	148	151
Ginnie Mae I Pool 7% 2/15/2032	126	130
Ginnie Mae I Pool 7% 3/15/2028	423	430
Ginnie Mae I Pool 7% 3/15/2028	236	239
Ginnie Mae I Pool 7% 3/15/2028	135	137
Ginnie Mae I Pool 7% 3/15/2028	110	111
Ginnie Mae I Pool 7% 3/15/2028	102	102
Ginnie Mae I Pool 7% 3/15/2028	62	62
Ginnie Mae I Pool 7% 3/15/2028	43	44
Ginnie Mae I Pool 7% 3/15/2028	42	42
Ginnie Mae I Pool 7% 3/15/2028	23	24
Ginnie Mae I Pool 7% 3/15/2029	319	326
Ginnie Mae I Pool 7% 3/15/2029	143	146
Ginnie Mae I Pool 7% 3/15/2029	85	87
Ginnie Mae I Pool 7% 3/15/2029	40	40
Ginnie Mae I Pool 7% 3/15/2029	28	28
Ginnie Mae I Pool 7% 3/15/2029	22	22
Ginnie Mae I Pool 7% 3/15/2031	121	125
Ginnie Mae I Pool 7% 3/15/2031	117	120
Ginnie Mae I Pool 7% 3/15/2031	86	89
Ginnie Mae I Pool 7% 3/15/2031	39	39
Ginnie Mae I Pool 7% 3/15/2032	751	780
Ginnie Mae I Pool 7% 3/15/2032	327	339
Ginnie Mae I Pool 7% 3/15/2032	262	272
Ginnie Mae I Pool 7% 3/15/2032	179	184
Ginnie Mae I Pool 7% 3/15/2032	85	88
Ginnie Mae I Pool 7% 3/15/2032	61	63
Ginnie Mae I Pool 7% 4/15/2028	214	217
Ginnie Mae I Pool 7% 4/15/2028	134	136
Ginnie Mae I Pool 7% 4/15/2028	103	105
Ginnie Mae I Pool 7% 4/15/2028	81	82
Ginnie Mae I Pool 7% 4/15/2028	53	54
Ginnie Mae I Pool 7% 4/15/2028	36	37
Ginnie Mae I Pool 7% 4/15/2028	15	16
Ginnie Mae I Pool 7% 4/15/2028	3	3
Ginnie Mae I Pool 7% 4/15/2029	218	222
Ginnie Mae I Pool 7% 4/15/2030	165	169
Ginnie Mae I Pool 7% 4/15/2031	912	941
Ginnie Mae I Pool 7% 4/15/2031	359	371
Ginnie Mae I Pool 7% 4/15/2031	209	216
Ginnie Mae I Pool 7% 4/15/2031	87	90
Ginnie Mae I Pool 7% 4/15/2032	1,185	1,232
Ginnie Mae I Pool 7% 4/15/2032	612	634
Ginnie Mae I Pool 7% 4/15/2032	422	438
Ginnie Mae I Pool 7% 4/15/2032	183	189
Ginnie Mae I Pool 7% 4/15/2032	160	166
Ginnie Mae I Pool 7% 4/15/2032	150	156
Ginnie Mae I Pool 7% 4/15/2032	126	127
Ginnie Mae I Pool 7% 4/15/2032	97	100
Ginnie Mae I Pool 7% 4/15/2032	47	47
Ginnie Mae I Pool 7% 4/20/2032	15,324	15,963
Ginnie Mae I Pool 7% 5/15/2027	4	4
Ginnie Mae I Pool 7% 5/15/2028	170	171
Ginnie Mae I Pool 7% 5/15/2028	30	30
Ginnie Mae I Pool 7% 5/15/2028	9	10
Ginnie Mae I Pool 7% 5/15/2028	9	9
Ginnie Mae I Pool 7% 5/15/2029	142	146
Ginnie Mae I Pool 7% 5/15/2031	370	380
Ginnie Mae I Pool 7% 5/15/2031	186	192
Ginnie Mae I Pool 7% 5/15/2031	104	105
Ginnie Mae I Pool 7% 5/15/2032	623	648
Ginnie Mae I Pool 7% 5/15/2032	343	353
Ginnie Mae I Pool 7% 5/15/2032	220	224
Ginnie Mae I Pool 7% 5/15/2032	177	182
Ginnie Mae I Pool 7% 5/15/2032	162	168
Ginnie Mae I Pool 7% 5/15/2032	155	160
Ginnie Mae I Pool 7% 5/15/2032	140	145
Ginnie Mae I Pool 7% 5/15/2032	129	134
Ginnie Mae I Pool 7% 6/15/2028	240	244
Ginnie Mae I Pool 7% 6/15/2028	229	232
Ginnie Mae I Pool 7% 6/15/2028	150	153
Ginnie Mae I Pool 7% 6/15/2028	100	101
Ginnie Mae I Pool 7% 6/15/2028	78	80
Ginnie Mae I Pool 7% 6/15/2028	64	66
Ginnie Mae I Pool 7% 6/15/2028	57	58
Ginnie Mae I Pool 7% 6/15/2028	48	49
Ginnie Mae I Pool 7% 6/15/2028	37	37
Ginnie Mae I Pool 7% 6/15/2028	26	26
Ginnie Mae I Pool 7% 6/15/2028	24	24
Ginnie Mae I Pool 7% 6/15/2028	12	12
Ginnie Mae I Pool 7% 6/15/2029	49	50
Ginnie Mae I Pool 7% 6/15/2031	1,102	1,140
Ginnie Mae I Pool 7% 6/15/2031	492	510
Ginnie Mae I Pool 7% 6/15/2032	778	804
Ginnie Mae I Pool 7% 6/15/2032	414	427
Ginnie Mae I Pool 7% 6/15/2032	202	208
Ginnie Mae I Pool 7% 6/15/2032	187	194
Ginnie Mae I Pool 7% 6/15/2032	150	155
Ginnie Mae I Pool 7% 6/15/2032	138	143
Ginnie Mae I Pool 7% 6/15/2032	118	123
Ginnie Mae I Pool 7% 6/15/2032	27	28
Ginnie Mae I Pool 7% 7/15/2028	257	261
Ginnie Mae I Pool 7% 7/15/2028	135	137
Ginnie Mae I Pool 7% 7/15/2028	132	134
Ginnie Mae I Pool 7% 7/15/2028	51	52
Ginnie Mae I Pool 7% 7/15/2028	47	47
Ginnie Mae I Pool 7% 7/15/2028	42	43
Ginnie Mae I Pool 7% 7/15/2028	38	39
Ginnie Mae I Pool 7% 7/15/2028	30	30
Ginnie Mae I Pool 7% 7/15/2028	18	18
Ginnie Mae I Pool 7% 7/15/2029	212	217
Ginnie Mae I Pool 7% 7/15/2029	161	164
Ginnie Mae I Pool 7% 7/15/2029	105	107
Ginnie Mae I Pool 7% 7/15/2029	16	17
Ginnie Mae I Pool 7% 7/15/2031	800	829
Ginnie Mae I Pool 7% 7/15/2031	511	528
Ginnie Mae I Pool 7% 7/15/2031	431	446
Ginnie Mae I Pool 7% 7/15/2031	207	213
Ginnie Mae I Pool 7% 7/15/2032	405	421
Ginnie Mae I Pool 7% 7/15/2032	329	339
Ginnie Mae I Pool 7% 7/15/2032	266	275
Ginnie Mae I Pool 7% 7/15/2032	236	244
Ginnie Mae I Pool 7% 7/15/2032	212	220
Ginnie Mae I Pool 7% 7/15/2032	46	48
Ginnie Mae I Pool 7% 8/15/2029	38	39
Ginnie Mae I Pool 7% 8/15/2029	21	21
Ginnie Mae I Pool 7% 8/15/2031	199	206
Ginnie Mae I Pool 7% 8/15/2031	115	119
Ginnie Mae I Pool 7% 8/15/2031	108	112
Ginnie Mae I Pool 7% 8/15/2032	319	328
Ginnie Mae I Pool 7% 8/15/2032	206	213
Ginnie Mae I Pool 7% 8/15/2032	134	139
Ginnie Mae I Pool 7% 8/15/2032	117	121
Ginnie Mae I Pool 7% 8/15/2032	97	100
Ginnie Mae I Pool 7% 8/15/2032	49	50
Ginnie Mae I Pool 7% 9/15/2027	14	14
Ginnie Mae I Pool 7% 9/15/2028	216	220
Ginnie Mae I Pool 7% 9/15/2028	32	33
Ginnie Mae I Pool 7% 9/15/2028	27	27
Ginnie Mae I Pool 7% 9/15/2028	24	24
Ginnie Mae I Pool 7% 9/15/2029	23	24
Ginnie Mae I Pool 7% 9/15/2031	789	817
Ginnie Mae I Pool 7% 9/15/2031	663	687
Ginnie Mae I Pool 7% 9/15/2031	487	504
Ginnie Mae I Pool 7% 9/15/2031	259	268
Ginnie Mae I Pool 7% 9/15/2031	194	200
Ginnie Mae I Pool 7% 9/15/2031	53	55
Ginnie Mae I Pool 7.5% 1/15/2028	140	142
Ginnie Mae I Pool 7.5% 1/15/2031	107	111
Ginnie Mae I Pool 7.5% 1/15/2031	33	35
Ginnie Mae I Pool 7.5% 10/15/2027	321	324
Ginnie Mae I Pool 7.5% 10/15/2027	292	298
Ginnie Mae I Pool 7.5% 10/15/2027	28	29
Ginnie Mae I Pool 7.5% 10/15/2027	15	15
Ginnie Mae I Pool 7.5% 11/15/2027	25	25
Ginnie Mae I Pool 7.5% 12/15/2027	143	146
Ginnie Mae I Pool 7.5% 12/15/2027	112	113
Ginnie Mae I Pool 7.5% 12/15/2027	96	98
Ginnie Mae I Pool 7.5% 12/15/2027	45	45
Ginnie Mae I Pool 7.5% 12/15/2027	13	13
Ginnie Mae I Pool 7.5% 2/15/2027	30	30
Ginnie Mae I Pool 7.5% 3/15/2028	108	111
Ginnie Mae I Pool 7.5% 3/15/2031	400	419
Ginnie Mae I Pool 7.5% 4/15/2027	98	99
Ginnie Mae I Pool 7.5% 4/15/2027	47	47
Ginnie Mae I Pool 7.5% 4/15/2027	34	34
Ginnie Mae I Pool 7.5% 4/15/2027	28	28
Ginnie Mae I Pool 7.5% 4/15/2027	9	9
Ginnie Mae I Pool 7.5% 5/15/2027	59	60
Ginnie Mae I Pool 7.5% 5/15/2027	2	2
Ginnie Mae I Pool 7.5% 6/15/2027	228	231
Ginnie Mae I Pool 7.5% 6/15/2027	51	51
Ginnie Mae I Pool 7.5% 6/15/2027	23	23
Ginnie Mae I Pool 7.5% 7/15/2027	293	297
Ginnie Mae I Pool 7.5% 7/15/2027	133	135
Ginnie Mae I Pool 7.5% 7/15/2027	129	130
Ginnie Mae I Pool 7.5% 7/15/2027	107	109
Ginnie Mae I Pool 7.5% 7/15/2027	73	74
Ginnie Mae I Pool 7.5% 7/15/2027	42	42
Ginnie Mae I Pool 7.5% 7/15/2027	13	13
Ginnie Mae I Pool 7.5% 7/15/2027	12	12
Ginnie Mae I Pool 7.5% 7/15/2028	581	595
Ginnie Mae I Pool 7.5% 7/15/2029	97	100
Ginnie Mae I Pool 7.5% 8/15/2027	165	167
Ginnie Mae I Pool 7.5% 8/15/2027	58	59
Ginnie Mae I Pool 7.5% 8/15/2027	30	31
Ginnie Mae I Pool 7.5% 8/15/2027	19	20
Ginnie Mae I Pool 7.5% 8/15/2027	14	14
Ginnie Mae I Pool 7.5% 8/15/2028	295	303
Ginnie Mae I Pool 7.5% 8/15/2028	141	144
Ginnie Mae I Pool 7.5% 8/15/2028	50	51
Ginnie Mae I Pool 7.5% 8/15/2028	11	11
Ginnie Mae I Pool 7.5% 9/15/2027	346	352
Ginnie Mae I Pool 7.5% 9/15/2027	31	32
Ginnie Mae I Pool 7.5% 9/15/2027	18	18
Ginnie Mae I Pool 7.5% 9/15/2027	5	5
Ginnie Mae I Pool 7.5% 9/15/2028	350	359
Ginnie Mae I Pool 7.5% 9/15/2028	61	61
Ginnie Mae I Pool 7.5% 9/15/2031	879	914
Ginnie Mae I Pool 8% 1/15/2028	207	210
Ginnie Mae I Pool 8% 11/15/2027	42	42
Ginnie Mae I Pool 8% 12/15/2027	207	210
Ginnie Mae I Pool 8% 12/15/2027	73	74
Ginnie Mae I Pool 8% 12/15/2027	58	58
Ginnie Mae I Pool 8% 12/15/2027	22	23
Ginnie Mae I Pool 8% 7/15/2027	66	67
Ginnie Mae I Pool 8% 8/15/2027	23	23
Ginnie Mae I Pool 8% 8/15/2027	18	18
Ginnie Mae I Pool 8% 9/15/2029	29	29
Ginnie Mae I Pool 8.5% 1/15/2031	1,017	1,058
Ginnie Mae I Pool 8.5% 11/15/2027	20	20
Ginnie Mae I Pool 8.5% 12/15/2029	57	58
Ginnie Mae I Pool 8.5% 7/15/2030	83	86
Ginnie Mae I Pool 8.5% 8/15/2029	68	70
Ginnie Mae II Pool 2% 10/20/2051	836,698	697,521
Ginnie Mae II Pool 2% 11/20/2050	13,906,417	11,606,242
Ginnie Mae II Pool 2% 12/1/2055 (g)	106,250,000	88,536,128
Ginnie Mae II Pool 2% 12/20/2050	14,180,724	11,825,207
Ginnie Mae II Pool 2% 2/20/2052	98,301,203	81,980,363
Ginnie Mae II Pool 2% 3/20/2052	24,758,215	20,647,636
Ginnie Mae II Pool 2% 4/20/2052	11,251,137	9,383,123
Ginnie Mae II Pool 2% 5/20/2051	1,983,334	1,653,423
Ginnie Mae II Pool 2% 7/20/2051	36,923,394	30,781,505
Ginnie Mae II Pool 2% 9/20/2050	4,260,817	3,560,056
Ginnie Mae II Pool 2.5% 11/20/2051	195,496	169,772
Ginnie Mae II Pool 2.5% 12/1/2055 (g)	36,525,000	31,702,560
Ginnie Mae II Pool 2.5% 12/20/2051	4,752,629	4,128,000
Ginnie Mae II Pool 2.5% 2/20/2052	11,234,215	9,758,601
Ginnie Mae II Pool 2.5% 6/20/2051	4,881,763	4,239,399
Ginnie Mae II Pool 2.5% 7/20/2051	15,137,736	13,145,846
Ginnie Mae II Pool 2.5% 8/20/2051	24,590,778	21,355,015
Ginnie Mae II Pool 2.5% 9/20/2051	6,589,408	5,722,345
Ginnie Mae II Pool 3% 1/20/2032	1,414,213	1,383,913
Ginnie Mae II Pool 3% 1/20/2043	815,626	758,869
Ginnie Mae II Pool 3% 10/20/2031	459,183	449,559
Ginnie Mae II Pool 3% 10/20/2043	345,619	320,733
Ginnie Mae II Pool 3% 11/20/2031	497,574	486,912
Ginnie Mae II Pool 3% 12/20/2031	745,447	729,649
Ginnie Mae II Pool 3% 12/20/2042	1,748,277	1,626,572
Ginnie Mae II Pool 3% 12/20/2043	3,576	3,318
Ginnie Mae II Pool 3% 12/20/2046	4,684,235	4,288,241
Ginnie Mae II Pool 3% 2/20/2031	59,652	58,517
Ginnie Mae II Pool 3% 2/20/2043	49,274	45,832
Ginnie Mae II Pool 3% 2/20/2044	12,970	12,029
Ginnie Mae II Pool 3% 3/20/2031	119,762	117,455
Ginnie Mae II Pool 3% 3/20/2050	3,394,656	3,072,672
Ginnie Mae II Pool 3% 4/20/2031	446,975	438,364
Ginnie Mae II Pool 3% 4/20/2052	60,753,885	54,848,972
Ginnie Mae II Pool 3% 5/20/2031	960,629	941,883
Ginnie Mae II Pool 3% 5/20/2042	10,954	10,212
Ginnie Mae II Pool 3% 7/20/2031	12,680	12,423
Ginnie Mae II Pool 3% 8/20/2031	147,002	143,991
Ginnie Mae II Pool 3% 8/20/2042	15,328	14,274
Ginnie Mae II Pool 3% 9/20/2031	59,479	58,246
Ginnie Mae II Pool 3% 9/20/2043	12,167	11,288
Ginnie Mae II Pool 3.5% 1/20/2041	2,025	1,937
Ginnie Mae II Pool 3.5% 1/20/2044	30,785	29,221
Ginnie Mae II Pool 3.5% 10/20/2041	9,139	8,723
Ginnie Mae II Pool 3.5% 10/20/2043	36,896	35,050
Ginnie Mae II Pool 3.5% 11/20/2041	1,388,128	1,325,114
Ginnie Mae II Pool 3.5% 11/20/2043	8,313	7,895
Ginnie Mae II Pool 3.5% 12/20/2040	177,481	169,833
Ginnie Mae II Pool 3.5% 12/20/2041	4,172,479	3,983,113
Ginnie Mae II Pool 3.5% 12/20/2043	30,522	28,976
Ginnie Mae II Pool 3.5% 2/20/2043	277,069	263,693
Ginnie Mae II Pool 3.5% 2/20/2044	2,869	2,723
Ginnie Mae II Pool 3.5% 3/20/2043	164,535	156,559
Ginnie Mae II Pool 3.5% 3/20/2044	9,132	8,663
Ginnie Mae II Pool 3.5% 4/20/2043	157,560	149,892
Ginnie Mae II Pool 3.5% 4/20/2044	4,187	3,971
Ginnie Mae II Pool 3.5% 4/20/2046	42,591	39,737
Ginnie Mae II Pool 3.5% 5/20/2043	2,637,774	2,497,963
Ginnie Mae II Pool 3.5% 5/20/2046	57,675	53,810
Ginnie Mae II Pool 3.5% 5/20/2046	14,546	13,571
Ginnie Mae II Pool 3.5% 6/20/2043	170,257	161,902
Ginnie Mae II Pool 3.5% 7/20/2043	5,208	4,954
Ginnie Mae II Pool 3.5% 8/20/2043	27,067	25,726
Ginnie Mae II Pool 3.5% 9/20/2040	97,997	93,703
Ginnie Mae II Pool 3.5% 9/20/2043	654,829	622,102
Ginnie Mae II Pool 4% 1/20/2041	2,153,263	2,108,882
Ginnie Mae II Pool 4% 1/20/2042	67,447	65,965
Ginnie Mae II Pool 4% 1/20/2045	1,413,172	1,375,225
Ginnie Mae II Pool 4% 1/20/2046	76,624	74,412
Ginnie Mae II Pool 4% 10/20/2040	736,524	721,467
Ginnie Mae II Pool 4% 10/20/2041	1,016,654	994,681
Ginnie Mae II Pool 4% 10/20/2044	298,698	290,713
Ginnie Mae II Pool 4% 10/20/2045	8,477	8,235
Ginnie Mae II Pool 4% 11/20/2040	848,016	830,520
Ginnie Mae II Pool 4% 11/20/2044	645,707	628,367
Ginnie Mae II Pool 4% 12/20/2044	17,428	16,960
Ginnie Mae II Pool 4% 12/20/2045	97,863	95,072
Ginnie Mae II Pool 4% 2/20/2041	29,357	28,749
Ginnie Mae II Pool 4% 2/20/2044	430,384	419,298
Ginnie Mae II Pool 4% 3/20/2041	75,984	74,408
Ginnie Mae II Pool 4% 3/20/2047	874,856	849,472
Ginnie Mae II Pool 4% 5/20/2033	1,576	1,559
Ginnie Mae II Pool 4% 7/20/2044	239,129	232,850
Ginnie Mae II Pool 4% 8/20/2041	8,413	8,232
Ginnie Mae II Pool 4% 8/20/2043	132,791	129,545
Ginnie Mae II Pool 4% 8/20/2044	41,707	40,607
Ginnie Mae II Pool 4% 8/20/2045	1,058,544	1,028,608
Ginnie Mae II Pool 4% 9/20/2040	375,848	368,154
Ginnie Mae II Pool 4% 9/20/2041	156,323	152,939
Ginnie Mae II Pool 4% 9/20/2045	7,008	6,809
Ginnie Mae II Pool 4.5% 1/20/2041	83,381	83,639
Ginnie Mae II Pool 4.5% 10/20/2035	862	865
Ginnie Mae II Pool 4.5% 10/20/2040	17,804	17,860
Ginnie Mae II Pool 4.5% 11/20/2040	17,864	17,920
Ginnie Mae II Pool 4.5% 2/20/2041	306,187	307,133
Ginnie Mae II Pool 4.5% 3/20/2036	6,188	6,211
Ginnie Mae II Pool 4.5% 3/20/2041	234,551	235,275
Ginnie Mae II Pool 4.5% 4/20/2041	58,666	58,846
Ginnie Mae II Pool 4.5% 5/20/2040	20,672	20,739
Ginnie Mae II Pool 4.5% 5/20/2041	259,285	260,080
Ginnie Mae II Pool 4.5% 6/20/2033	2,853	2,862
Ginnie Mae II Pool 4.5% 6/20/2041	512,829	514,374
Ginnie Mae II Pool 4.5% 7/20/2040	34,254	34,363
Ginnie Mae II Pool 4.5% 8/20/2040	3,977	3,990
Ginnie Mae II Pool 4.5% 9/20/2040	184,419	185,001
Ginnie Mae II Pool 5% 1/1/2056 (g)	74,650,000	74,486,703
Ginnie Mae II Pool 5% 12/1/2055 (g)	149,300,000	149,136,696
Ginnie Mae II Pool 5% 12/20/2054	5,345,782	5,361,435
Ginnie Mae II Pool 5% 9/20/2033	131,674	133,701
Ginnie Mae II Pool 5.5% 1/1/2056 (g)	94,625,000	95,501,019
Ginnie Mae II Pool 5.5% 1/20/2055	5,640,741	5,787,624
Ginnie Mae II Pool 5.5% 12/1/2055 (g)	126,500,000	127,784,759
Ginnie Mae II Pool 5.5% 12/20/2054	6,756,405	6,945,008
Ginnie Mae II Pool 6% 1/1/2056 (g)	109,450,000	111,566,314
Ginnie Mae II Pool 6% 11/20/2031	3,665	3,784
Ginnie Mae II Pool 6% 12/1/2055 (g)	248,600,000	253,319,522
Ginnie Mae II Pool 6% 12/20/2054	4,093,212	4,171,232
Ginnie Mae II Pool 6% 2/1/2056 (g)	67,200,000	68,452,124
Ginnie Mae II Pool 6% 5/20/2032	16,973	17,574
Ginnie Mae II Pool 6.5% 1/20/2032	156	163
Ginnie Mae II Pool 6.5% 11/20/2031	636	663
Ginnie Mae II Pool 6.5% 3/20/2031	805	835
Ginnie Mae II Pool 6.5% 4/20/2031	98	101
Ginnie Mae II Pool 6.5% 5/20/2055	28,800,318	29,690,922
Ginnie Mae II Pool 6.5% 6/20/2031	92	94
Ginnie Mae II Pool 6.5% 7/20/2031	117	122
Ginnie Mae II Pool 6.5% 8/20/2031	112	116
Ginnie Mae II Pool 7% 2/20/2032	4,697	4,898
Ginnie Mae II Pool 7% 3/20/2032	2,323	2,425
Uniform Mortgage Backed Securities 2% 1/1/2056 (g)	38,050,000	30,988,457
Uniform Mortgage Backed Securities 2% 12/1/2055 (g)	91,350,000	74,364,609
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (g)	12,625,000	10,748,017
Uniform Mortgage Backed Securities 2.5% 12/1/2055 (g)	25,250,000	21,490,118
Uniform Mortgage Backed Securities 3% 12/1/2055 (g)	28,575,000	25,380,404
Uniform Mortgage Backed Securities 3.5% 12/1/2055 (g)	11,400,000	10,545,000
Uniform Mortgage Backed Securities 4.5% 1/1/2056 (g)	42,175,000	41,254,071
Uniform Mortgage Backed Securities 4.5% 12/1/2055 (g)	89,500,000	87,619,104
Uniform Mortgage Backed Securities 5% 12/1/2040 (g)	41,325,000	41,802,820
Uniform Mortgage Backed Securities 5% 12/1/2055 (g)	28,500,000	28,446,563
Uniform Mortgage Backed Securities 5.5% 1/1/2056 (g)	68,625,000	69,437,239
Uniform Mortgage Backed Securities 5.5% 12/1/2055 (g)	100,750,000	102,025,112
Uniform Mortgage Backed Securities 6% 1/1/2056 (g)	232,175,000	237,698,234
Uniform Mortgage Backed Securities 6% 12/1/2055 (g)	397,300,000	406,829,002
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (g)	21,500,000	22,281,895
Uniform Mortgage Backed Securities 6.5% 12/1/2055 (g)	100,850,000	104,466,420
TOTAL UNITED STATES		4,949,780,532
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,974,481,880)		4,949,780,532

U.S. Treasury Obligations - 39.5%
	Yield (%) (y)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.15	339,566,000	194,149,513
US Treasury Bonds 2% 11/15/2041	1.95 to 2.18	218,350,000	155,480,552
US Treasury Bonds 2% 8/15/2051	2.04 to 2.14	141,158,000	83,608,545
US Treasury Bonds 2.875% 5/15/2052	3.08 to 3.64	106,426,000	76,701,550
US Treasury Bonds 3% 2/15/2047	1.14 to 1.19	245,214,000	189,284,134
US Treasury Bonds 3.25% 5/15/2042 (x)	3.38 to 5.18	113,402,000	96,396,129
US Treasury Bonds 3.625% 2/15/2053	3.72 to 5.06	55,995,000	46,714,266
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	36,176,000	32,296,972
US Treasury Bonds 4.125% 8/15/2044	4.63	1,200,000	1,125,047
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	258,048,000	235,317,599
US Treasury Bonds 4.25% 2/15/2054	4.23 to 4.68	190,000,000	176,930,079
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.20	30,958,000	28,830,847
US Treasury Bonds 4.375% 8/15/2043	5.16	335,000	326,560
US Treasury Bonds 4.5% 11/15/2054	4.35 to 5.00	393,800,000	382,478,250
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	3,330,000	3,290,196
US Treasury Bonds 4.625% 11/15/2044	4.52 to 4.94	66,830,000	66,856,105
US Treasury Bonds 4.625% 2/15/2055	4.49 to 4.86	111,000,000	110,089,312
US Treasury Bonds 4.625% 5/15/2044	4.60 to 4.73	4,245,000	4,256,939
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.61	105,000,000	104,089,453
US Treasury Bonds 4.75% 5/15/2055	4.80 to 4.98	282,056,000	285,449,486
US Treasury Bonds 4.75% 8/15/2055	4.72 to 4.98	155,000,000	156,937,500
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.65	130,189,000	134,257,406
US Treasury Bonds 6.25% 5/15/2030	3.46 to 4.41	13,500,000	14,973,926
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.66	15,625,078	15,259,463
US Treasury Notes 2.625% 7/31/2029 (v)	4.11 to 4.47	13,250,000	12,835,420
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	486,541,000	457,253,514
US Treasury Notes 2.875% 5/15/2032 (v)(w)	2.96 to 2.98	165,526,000	157,275,563
US Treasury Notes 3.375% 5/15/2033	3.46 to 4.19	572,000,000	555,197,500
US Treasury Notes 3.5% 1/31/2030	3.58 to 3.79	90,100,000	89,864,191
US Treasury Notes 3.5% 9/30/2029	3.90 to 3.91	257,500,000	257,027,245
US Treasury Notes 3.625% 10/31/2030	3.61	50,000,000	50,042,969
US Treasury Notes 3.625% 3/31/2030	3.47	1,575,000	1,577,953
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	279,400,000	279,683,764
US Treasury Notes 3.625% 9/30/2030	3.74	29,000,000	29,027,188
US Treasury Notes 3.625% 9/30/2031	3.62 to 4.23	349,960,000	348,729,674
US Treasury Notes 3.75% 12/31/2030	4.07	2,000,000	2,011,484
US Treasury Notes 3.75% 5/15/2028	3.86	14,270,000	14,358,338
US Treasury Notes 3.75% 5/31/2030	3.61 to 4.50	4,181,000	4,209,418
US Treasury Notes 3.75% 8/31/2031	3.50 to 3.54	575,000,000	576,999,022
US Treasury Notes 3.875% 11/30/2029	3.58	125,000,000	126,450,195
US Treasury Notes 3.875% 12/31/2029	3.43 to 3.79	187,000,000	189,169,492
US Treasury Notes 3.875% 6/30/2030	3.83	42,000,000	42,506,953
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	95,345,000	95,523,772
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.28	200,600,000	199,809,175
US Treasury Notes 3.875% 8/31/2032	3.87 to 4.00	163,000,000	163,961,446
US Treasury Notes 3.875% 9/30/2032	3.93	64,000,000	64,350,000
US Treasury Notes 4% 2/15/2034	3.87 to 4.74	49,302,000	49,691,023
US Treasury Notes 4% 2/28/2030	3.40 to 4.13	5,782,000	5,878,442
US Treasury Notes 4% 4/30/2032	3.99 to 4.11	245,745,000	249,354,380
US Treasury Notes 4% 5/31/2030	3.78 to 3.93	207,000,000	210,565,898
US Treasury Notes 4% 6/30/2032	4.12 to 4.16	100,000,000	101,410,156
US Treasury Notes 4% 7/31/2032	4.01 to 4.11	146,900,000	148,902,660
US Treasury Notes 4.125% 10/31/2031	4.26	825,000	843,498
US Treasury Notes 4.125% 11/15/2032	3.63	54,222,000	55,338,211
US Treasury Notes 4.125% 11/30/2029	4.11	1,160,000	1,184,197
US Treasury Notes 4.125% 2/29/2032	4.12	2,200,000	2,247,953
US Treasury Notes 4.125% 3/31/2031	4.70	1,680,000	1,718,850
US Treasury Notes 4.125% 3/31/2032	4.08	64,000,000	65,392,500
US Treasury Notes 4.125% 5/31/2032	4.03 to 4.19	38,969,000	39,809,222
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	8,700,000	8,898,705
US Treasury Notes 4.25% 1/31/2030	4.47	75,000,000	76,959,961
US Treasury Notes 4.25% 11/15/2034	4.33 to 4.57	154,000,000	157,452,970
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.48	418,365,000	426,993,778
US Treasury Notes 4.25% 6/30/2031	4.45	940,000	967,576
US Treasury Notes 4.25% 8/15/2035	4.08 to 4.29	201,800,000	205,709,875
US Treasury Notes 4.375% 1/31/2032	4.21	4,900,000	5,074,371
US Treasury Notes 4.375% 12/31/2029	4.39	1,100,000	1,133,559
US Treasury Notes 4.375% 5/15/2034	4.25 to 4.51	250,000,000	258,457,030
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	1,590,000	1,659,376
US Treasury Notes 4.625% 2/15/2035	4.05 to 4.44	209,752,000	220,362,431
US Treasury Notes 4.625% 4/30/2029	4.72	3,090,000	3,198,391
US Treasury Notes 4.625% 9/30/2028	4.85	546,000	562,592
US Treasury Notes 4.625% 9/30/2030	5.00	735,000	767,903
US Treasury Notes 4.75% 2/15/2045	4.53 to 4.96	34,220,000	34,760,034
US Treasury Notes 4.875% 10/31/2030 (v)	4.56	83,500,000	88,209,922
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,168,516,193)			8,736,469,569

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (z)	4.02	791,312,873	791,471,136
Fidelity Securities Lending Cash Central Fund (z)(Aa)	4.02	31,838,054	31,841,237
TOTAL MONEY MARKET FUNDS (Cost $823,310,177)			823,312,373

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	20,400,000	624,554
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	10,820,000	192,766
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	21,260,000	680,619
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/2029	10,500,000	303,386
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	13,770,000	481,974
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/28/2026	49,610,000	41,957
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	16,750,000	506,808
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.855% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	5,580,000	195,322
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	19,210,000	574,904
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	18,200,000	637,620
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	9,710,000	303,180
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.585% and receive annually a floating rate based on US SOFR Index, expiring May 2036	4/29/2026	31,770,000	591,083
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	18,190,000	558,836

TOTAL PUT SWAPTIONS			5,693,009
Call Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	16,750,000	630,158
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	18,200,000	577,879
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	19,210,000	727,604
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	5,580,000	177,565
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/2029	10,500,000	383,785
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	20,400,000	749,309
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	21,260,000	743,050
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	13,770,000	436,774
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/28/2026	49,610,000	2,103,700
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	18,190,000	667,950
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	9,710,000	353,204
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.585% and pay annually a floating rate based on US SOFR Index, expiring May 2036	4/29/2026	31,770,000	483,121
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	10,820,000	326,465

TOTAL CALL SWAPTIONS			8,360,564
TOTAL PURCHASED SWAPTIONS (Cost $16,716,619)			14,053,573

TOTAL INVESTMENT IN SECURITIES - 110.5% (Cost $24,915,718,160)	24,424,425,103
NET OTHER ASSETS (LIABILITIES) - (10.5)%	(2,300,400,934)
NET ASSETS - 100.0%	22,124,024,169

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 12/1/2055	(149,300,000)	(149,136,696)
Ginnie Mae II Pool 5.5% 12/1/2055	(126,500,000)	(127,784,759)
Ginnie Mae II Pool 6% 1/1/2056	(41,300,000)	(42,098,572)
Ginnie Mae II Pool 6% 12/1/2055	(248,600,000)	(253,319,522)
Uniform Mortgage Backed Securities 2% 12/1/2055	(63,900,000)	(52,018,594)
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(25,250,000)	(21,490,118)
Uniform Mortgage Backed Securities 3% 12/1/2055	(1,600,000)	(1,421,125)
Uniform Mortgage Backed Securities 3.5% 12/1/2055	(11,400,000)	(10,545,000)
Uniform Mortgage Backed Securities 4.5% 1/1/2056	(3,100,000)	(3,032,309)
Uniform Mortgage Backed Securities 4.5% 12/1/2055	(89,500,000)	(87,619,104)
Uniform Mortgage Backed Securities 5% 12/1/2055	(12,600,000)	(12,576,375)
Uniform Mortgage Backed Securities 5.5% 12/1/2055	(94,425,000)	(95,620,062)
Uniform Mortgage Backed Securities 6% 12/1/2055	(376,125,000)	(385,146,133)
Uniform Mortgage Backed Securities 6.5% 12/1/2055	(100,850,000)	(104,466,420)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,346,274,789)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,344,633,176)		(1,346,274,789)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	27	12/15/2025	1,976,914	(29,610)	(29,610)
CBOT 10Y US Treasury Notes Contracts (United States)	3,840	3/20/2026	435,240,000	1,998,259	1,998,259
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	27	3/20/2026	3,137,906	21,465	21,465
CBOT 2Y US Treasury Notes Contracts (United States)	2,568	3/31/2026	536,330,813	216,835	216,835
CBOT 5Y US Treasury Notes Contracts (United States)	13,085	3/31/2026	1,436,180,977	3,761,447	3,761,447
CBOT US Treasury Long Bond Contracts (United States)	216	3/20/2026	25,373,250	196,138	196,138
Eurex Euro-Bund Contracts (Germany)	4	12/8/2025	598,184	229	229
TMX 10Y Canadian Bond Contracts (Canada)	122	3/20/2026	10,737,257	43,869	43,869

TOTAL PURCHASED					6,208,632

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1,040	3/20/2026	117,877,500	(546,322)	(546,322)
CBOT 5Y US Treasury Notes Contracts (United States)	247	3/31/2026	27,110,180	(73,579)	(73,579)
CBOT US Treasury Ultra Bond Contracts (United States)	81	3/20/2026	9,803,531	(78,204)	(78,204)
ICE Long GILT Futures (United Kingdom)	21	3/27/2026	2,545,713	(21,653)	(21,653)

TOTAL SOLD					(719,758)

TOTAL FUTURES CONTRACTS					5,488,874
The notional amount of futures purchased as a percentage of Net Assets is 11.0%
The notional amount of futures sold as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	202,000	USD	234,357	JPMorgan Chase Bank NA	12/1/2025	34
EUR	623,000	USD	723,275	BNP Paribas SA	12/11/2025	(4)
EUR	150,000	USD	173,144	Bank of America NA	12/11/2025	999
EUR	90,000	USD	104,299	JPMorgan Chase Bank NA	12/11/2025	187
USD	24,248	AUD	37,000	BNP Paribas SA	12/11/2025	5
USD	1,017,468	AUD	1,575,000	JPMorgan Chase Bank NA	12/11/2025	(14,476)
USD	1,328,956	AUD	2,044,000	JPMorgan Chase Bank NA	12/11/2025	(10,279)
USD	2,429,386	CAD	3,415,000	JPMorgan Chase Bank NA	12/11/2025	(15,583)
USD	194,379,759	EUR	168,812,000	BNP Paribas SA	12/11/2025	(1,602,354)
USD	2,090,557	EUR	1,800,000	BNP Paribas SA	12/11/2025	849
USD	234,487	EUR	202,000	JPMorgan Chase Bank NA	12/11/2025	(24)
USD	49,790,497	GBP	38,157,000	JPMorgan Chase Bank NA	12/11/2025	(718,078)
USD	2,183,618	GBP	1,661,000	JPMorgan Chase Bank NA	12/11/2025	(15,054)
USD	2,781,499	JPY	427,550,000	Goldman Sachs Bank USA	12/11/2025	41,491
USD	1,768,049	JPY	270,300,000	JPMorgan Chase Bank NA	12/11/2025	35,797

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(2,296,490)
Unrealized Appreciation						79,362
Unrealized Depreciation						(2,375,852)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(3)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(5)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(4)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		20,000	(88)	(208)	(296)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		130,000	22,555	(31,687)	(9,132)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		250,000	43,375	(63,347)	(19,972)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		510,000	88,485	(129,295)	(40,810)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		580,000	100,630	(161,421)	(60,791)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		810,000	140,534	(236,281)	(95,747)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		240,000	41,640	(65,330)	(23,690)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		550,000	95,425	(127,214)	(31,789)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,080,000	187,379	(257,308)	(69,929)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		550,000	95,425	(131,684)	(36,259)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		530,000	91,955	(113,997)	(22,042)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		310,000	53,785	(67,167)	(13,382)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		220,000	38,170	(54,283)	(16,113)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		220,000	38,170	(58,284)	(20,114)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	29,495	(38,745)	(9,250)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		500,000	86,750	(110,896)	(24,146)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		600,000	104,100	(97,421)	6,679
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,200,000	208,696	(109,332)	99,364
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,500,000	142,293	(59,446)	82,847
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,400,000	132,806	(52,808)	79,998
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,700,000	161,265	(65,968)	95,297
CMBX BBB- Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		900,000	85,376	(34,408)	50,968
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	37,945	(14,367)	23,578
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		400,000	66,829	(25,786)	41,043
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		1,500,000	250,607	(96,694)	153,913
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		800,000	133,657	(52,590)	81,067
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		800,000	133,657	(56,302)	77,355
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,100,000	168,468	(174,241)	(5,773)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly		400,000	66,829	(58,879)	7,950
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		200,000	33,414	(29,068)	4,346
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	56,917	(44,181)	12,736
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		500,000	(281)	480	199
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		1,099,771	7,839	(9,207)	(1,368)
Aviva PLC 6.125% 11/14/2036		12/20/2030	Citibank NA	(1%)	Quarterly	EUR	3,200,000	(17,527)	878	(16,649)
Commerzbank AG 4% 12/5/2030		12/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	2,700,000	4,393	(32,338)	(27,945)
Heidelberg Materials AG 3.75% 5/31/2032		12/20/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	3,250,000	(817,930)	759,542	(58,388)
Allianz SE 2.121% 7/8/2050		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	4,150,000	(63,945)	46,909	(17,036)
CMBX AAA Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		4,898,977	34,918	(40,556)	(5,638)
UniCredit SpA 5.375% 4/16/2034		12/20/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	2,350,000	(5,149)	(14,729)	(19,878)
Societe Generale SA 5.25% 9/6/2032		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,000,000	8,688	(27,672)	(18,984)
CMBX AAA Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly		3,299,311	23,516	(31,130)	(7,614)
Deutsche Bank AG 5.625% 5/19/2031		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,950,000	20,069	(33,951)	(13,882)
Generali 4.125% 5/4/2026		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,650,000	(16,696)	7,294	(9,402)
Intesa Sanpaolo SpA 6.184% 2/20/2034		12/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	2,250,000	(17,267)	4,953	(12,314)
BMW Finance NV 0.75% 7/13/2026		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	4,400,000	(132,392)	107,271	(25,121)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	104,100	(102,378)	1,722
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	127,350	(127,777)	(427)
CMBX AAA Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		3,999,165	28,504	(35,194)	(6,690)
5Y CDX EMIG CDSI Series 44 Index		12/20/2030	ICE	(1%)	Quarterly		4,600,000	(5,051)	0	(5,051)

TOTAL BUY PROTECTION								2,219,683	(2,146,243)	73,440
Sell Protection
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	88	452	540
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		900,000	(12,196)	11,915	(281)
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		100,000	(1,355)	1,272	(83)
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		11,900,000	(161,252)	219,389	58,137
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		4,600,000	(62,333)	123,611	61,278
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		1,400,000	(18,083)	18,141	58

TOTAL SELL PROTECTION								(255,131)	374,780	119,649
TOTAL CREDIT DEFAULT SWAPS								1,964,552	(1,771,463)	193,089

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(4)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(5)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2027	252,377,000	766,294	0	766,294
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2028	394,319,000	1,538,829	0	1,538,829
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2029	66,158,000	250,685	0	250,685
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2032	29,730,000	136,761	0	136,761
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/17/2035	2,570,000	1,617	0	1,617
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2045	3,225,000	65,084	0	65,084
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2030	32,291,000	172,901	0	172,901
TOTAL INTEREST RATE SWAPS							2,932,171	0	2,932,171

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,274,236,773 or 19.3% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Level 3 security.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,406,845 and $1,400,627, respectively.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(n)	Principal Only Strips represent the right to receive the monthly principal payments.
(o)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(p)	Non-income producing.
(q)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $329,073 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(r)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,797 or 0.0% of net assets.

(s)	Zero coupon bond which is issued at a discount.
(t)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $248,956,310 or 1.1% of net assets.

(u)	Security or a portion of the security is on loan at period end.
(v)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,371,054.
(w)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $16,371,378.
(x)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $5,694,899.
(y)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(z)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Aa)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	3,324

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	596,378,250	1,787,753,498	1,592,656,649	6,568,334	(3,963)	-	791,471,136	791,312,873	1.4%
Fidelity Securities Lending Cash Central Fund	55,388,290	1,858,117,959	1,881,664,962	101,538	(50)	-	31,841,237	31,838,054	0.1%
Total	651,766,540	3,645,871,457	3,474,321,611	6,669,872	(4,013)	-	823,312,373

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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